UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Equity-Income	.65%
Actual		$ 1,000.00	$ 1,133.70	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class K	.52%
Actual		$ 1,000.00	$ 1,134.50	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.7
Chevron Corp.	2.9	2.8
Wells Fargo & Co.	2.9	2.5
Johnson & Johnson	2.4	2.2
Cisco Systems, Inc.	2.3	1.5
Exxon Mobil Corp.	2.3	1.8
General Electric Co.	2.3	2.2
Comcast Corp. Class A	2.1	2.8
MetLife, Inc.	2.0	1.7
Merck & Co., Inc.	2.0	1.9
	25.0
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	20.3
Health Care	13.6	13.4
Energy	13.2	13.8
Industrials	11.5	10.5
Information Technology	10.7	10.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 92.2%		Stocks 92.2%
	Bonds 0.1%		Bonds 0.2%
	Convertible Securities 4.2%		Convertible Securities 5.1%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	13.1%	** Foreign investments	14.1%

Semiannual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Gentex Corp.	869,673	$ 19,637
Diversified Consumer Services - 0.2%
H&R Block, Inc.	402,200	12,641
Strayer Education, Inc. (e)	203,450	9,005
		21,646
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	808,687	79,316
Texas Roadhouse, Inc. Class A	787,367	19,243
Wynn Resorts Ltd.	44,100	5,871
Yum! Brands, Inc.	517,417	37,730
		142,160
Household Durables - 0.1%
Coway Co. Ltd.	253,829	13,553
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	338,700	8,285
Media - 3.6%
Comcast Corp. Class A	4,451,756	200,685
Sinclair Broadcast Group, Inc. Class A	151,600	4,277
Time Warner, Inc.	2,350,073	146,316
		351,278
Multiline Retail - 1.5%
Kohl's Corp.	696,963	36,925
Target Corp.	1,544,985	110,080
		147,005
Specialty Retail - 1.0%
Dunelm Group PLC	1,087,500	16,295
Foot Locker, Inc.	518,435	18,731
Lowe's Companies, Inc.	852,642	38,011
Point, Inc.	110,320	5,532
Staples, Inc.	1,277,404	21,741
		100,310
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	259,806	13,803
TOTAL CONSUMER DISCRETIONARY		817,677
CONSUMER STAPLES - 9.0%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	702,095	35,147
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	427,509	$ 35,714
The Coca-Cola Co.	1,446,646	57,982
		128,843
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	638,400	39,255
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	241,904	12,489
Safeway, Inc.	1,415,117	36,496
Sysco Corp.	422,575	14,583
Wal-Mart Stores, Inc.	590,391	46,015
Walgreen Co. (g)	1,888,148	94,879
		243,717
Food Products - 1.1%
Astral Foods Ltd.	1,272,540	11,983
Hilton Food Group PLC	733,253	4,540
Kellogg Co.	1,366,591	90,523
		107,046
Household Products - 2.0%
Procter & Gamble Co.	2,435,397	195,562
Tobacco - 2.1%
Altria Group, Inc.	1,765,539	61,900
British American Tobacco PLC:
(United Kingdom)	439,600	23,451
sponsored ADR	206,472	21,989
Imperial Tobacco Group PLC	214,203	7,188
Japan Tobacco, Inc.	432,900	15,143
Lorillard, Inc.	1,206,271	51,303
Philip Morris International, Inc.	283,078	25,245
		206,219
TOTAL CONSUMER STAPLES		881,387
ENERGY - 12.4%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	733,818	42,077
Halliburton Co.	348,449	15,746
National Oilwell Varco, Inc.	339,424	23,817
Noble Corp.	950,402	36,305
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	484,543	$ 39,408
Trinidad Drilling Ltd.	1,782,400	16,278
		173,631
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	646,097	51,849
BG Group PLC	232,000	4,188
Canadian Natural Resources Ltd.	1,214,600	37,641
Chevron Corp.	2,251,472	283,438
EV Energy Partners LP	604,797	25,414
Exxon Mobil Corp.	2,363,784	221,605
Holly Energy Partners LP	438,344	16,675
HollyFrontier Corp.	518,738	23,629
Legacy Reserves LP	438,900	11,907
Markwest Energy Partners LP	664,988	46,689
Occidental Petroleum Corp.	805,200	71,703
Penn West Petroleum Ltd. (e)	1,690,045	19,992
Royal Dutch Shell PLC Class A sponsored ADR	670,413	45,823
Scorpio Tankers, Inc.	476,084	4,737
Southcross Energy Partners LP	197,500	4,499
Suncor Energy, Inc.	1,557,700	49,229
The Williams Companies, Inc.	2,524,043	86,247
Tsakos Energy Navigation Ltd.	1,085,550	5,569
Western Gas Equity Partners LP	61,267	2,410
Western Gas Partners LP	183,900	11,328
Williams Partners LP	232,900	11,696
		1,036,268
TOTAL ENERGY		1,209,899
FINANCIALS - 21.6%
Capital Markets - 3.6%
Apollo Investment Corp.	2,789,902	22,682
Ashmore Group PLC	4,260,795	24,028
AURELIUS AG	461,290	13,805
BlackRock, Inc. Class A	153,500	43,281
Carlyle Group LP	330,300	9,245
Charles Schwab Corp.	2,053,553	45,363
Greenhill & Co., Inc.	273,783	13,782
KKR & Co. LP	3,064,700	62,673
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley (g)	2,475,731	$ 67,365
The Blackstone Group LP (g)	2,178,132	49,117
		351,341
Commercial Banks - 5.9%
Comerica, Inc.	496,300	21,113
Cullen/Frost Bankers, Inc.	349,997	25,214
M&T Bank Corp.	503,978	58,895
National Penn Bancshares, Inc.	414,907	4,477
PNC Financial Services Group, Inc.	264,000	20,077
Standard Chartered PLC (United Kingdom)	1,331,084	30,870
SunTrust Banks, Inc.	914,519	31,816
Svenska Handelsbanken AB (A Shares)	482,200	21,898
U.S. Bancorp	2,148,122	80,168
Wells Fargo & Co.	6,467,850	281,351
		575,879
Diversified Financial Services - 4.7%
Bank of America Corp.	1,841,316	26,883
Inversiones La Construccion SA	348,025	4,487
JPMorgan Chase & Co.	6,687,182	372,670
KKR Financial Holdings LLC	5,586,245	59,047
		463,087
Insurance - 5.0%
ACE Ltd.	777,227	71,023
AFLAC, Inc.	608,800	37,551
esure Group PLC	2,656,000	11,948
FBD Holdings PLC	616,480	13,204
Hanover Insurance Group, Inc.	368,468	19,835
MetLife, Inc.	4,110,569	199,034
MetLife, Inc. unit	511,500	29,161
Prudential Financial, Inc. (g)	603,800	47,682
Sampo Oyj (A Shares)	381,300	16,719
Validus Holdings Ltd.	1,263,691	44,773
		490,930
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	2,079,263	46,846
American Tower Corp.	51,600	3,653
Annaly Capital Management, Inc.	3,516,413	41,916
CommonWealth REIT	395,217	9,118
Coresite Realty Corp.	219,053	7,439
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	952,864	$ 12,930
Home Properties, Inc.	259,000	16,527
Rayonier, Inc.	445,955	26,062
Retail Properties America, Inc.	1,553,071	21,883
Two Harbors Investment Corp.	2,155,278	21,617
Ventas, Inc.	161,403	10,611
		218,602
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(i)	393,400	8,096
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	438,145	6,156
TOTAL FINANCIALS		2,114,091
HEALTH CARE - 12.6%
Biotechnology - 0.7%
Amgen, Inc.	457,309	49,522
Grifols SA ADR	439,244	13,942
PDL BioPharma, Inc. (e)	806,464	6,548
		70,012
Health Care Equipment & Supplies - 0.5%
Covidien PLC	415,600	25,613
St. Jude Medical, Inc.	343,777	18,010
		43,623
Health Care Providers & Services - 2.6%
Aetna, Inc.	946,293	60,724
McKesson Corp.	133,940	16,429
Quest Diagnostics, Inc.	305,400	17,808
UnitedHealth Group, Inc. (g)	984,400	71,714
WellPoint, Inc.	1,052,872	90,084
		256,759
Health Care Technology - 0.1%
Quality Systems, Inc.	526,308	12,037
Pharmaceuticals - 8.7%
AbbVie, Inc.	844,544	38,410
AstraZeneca PLC sponsored ADR	1,363,800	69,172
Eli Lilly & Co.	857,341	45,533
Johnson & Johnson	2,576,648	240,917
Merck & Co., Inc. (g)	4,097,391	197,371
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc. (g)	3,907,579	$ 114,219
Sanofi SA	466,173	48,801
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,252,780	49,735
Warner Chilcott PLC	2,211,800	47,133
		851,291
TOTAL HEALTH CARE		1,233,722
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.5%
Raytheon Co.	606,157	43,546
United Technologies Corp.	948,315	100,114
		143,660
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	792,500	47,249
United Parcel Service, Inc. Class B	1,401,565	121,656
		168,905
Airlines - 0.1%
Copa Holdings SA Class A	84,500	11,760
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	1,431,855	36,466
Republic Services, Inc.	2,695,367	91,400
		127,866
Electrical Equipment - 0.6%
Eaton Corp. PLC (g)	203,300	14,018
Emerson Electric Co.	333,705	20,479
Hubbell, Inc. Class B	224,049	24,052
		58,549
Industrial Conglomerates - 2.5%
General Electric Co.	9,060,260	220,799
Reunert Ltd.	1,743,200	11,837
Siemens AG	102,228	11,228
		243,864
Machinery - 1.7%
Cummins, Inc.	322,530	39,087
Douglas Dynamics, Inc.	848,483	12,193
Harsco Corp.	741,718	19,107
Illinois Tool Works, Inc.	219,728	15,829
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Muehlbauer Holding AG & Co.	27,170	$ 660
Stanley Black & Decker, Inc.	876,478	74,168
		161,044
Marine - 0.1%
Irish Continental Group PLC unit	382,400	11,701
Professional Services - 0.6%
Acacia Research Corp.	906,291	20,682
Dun & Bradstreet Corp.	118,100	12,239
Michael Page International PLC	4,120,783	27,990
		60,911
Road & Rail - 0.4%
Union Pacific Corp.	206,744	32,788
Trading Companies & Distributors - 0.4%
Watsco, Inc.	319,094	29,787
Wolseley PLC	245,231	11,736
		41,523
TOTAL INDUSTRIALS		1,062,571
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	8,810,201	225,101
Computers & Peripherals - 0.9%
Apple, Inc. (g)	197,937	89,566
IT Services - 4.2%
Accenture PLC Class A	796,358	58,779
Cognizant Technology Solutions Corp. Class A (a)	303,123	21,943
Fidelity National Information Services, Inc.	167,932	7,248
IBM Corp.	687,612	134,112
Paychex, Inc. (g)	4,869,123	192,038
		414,120
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	4,781,882	77,992
Broadcom Corp. Class A	362,400	9,991
Chipbond Technology Corp.	1,647,000	3,635
KLA-Tencor Corp.	340,535	19,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,774,148	21,513
		133,097
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
CA Technologies, Inc.	699,000	$ 20,788
Microsoft Corp.	2,824,902	89,917
		110,705
TOTAL INFORMATION TECHNOLOGY		972,589
MATERIALS - 0.8%
Chemicals - 0.4%
Eastman Chemical Co.	142,884	11,492
RPM International, Inc.	699,100	24,636
		36,128
Metals & Mining - 0.4%
Commercial Metals Co.	1,092,066	16,916
Freeport-McMoRan Copper & Gold, Inc.	613,192	17,341
		34,257
TOTAL MATERIALS		70,385
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	2,780,709	98,076
CenturyLink, Inc.	881,257	31,593
Verizon Communications, Inc.	2,714,626	134,320
		263,989
Wireless Telecommunication Services - 0.9%
Mobile TeleSystems OJSC	1,411,400	11,726
Vodafone Group PLC	26,884,589	80,521
		92,247
TOTAL TELECOMMUNICATION SERVICES		356,236
UTILITIES - 2.5%
Electric Utilities - 1.7%
FirstEnergy Corp.	713,895	27,178
Hawaiian Electric Industries, Inc.	829,915	22,126
Northeast Utilities	552,235	24,525
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,772,686	$ 56,318
Southern Co. (g)	822,825	36,895
		167,042
Multi-Utilities - 0.8%
PG&E Corp.	513,010	23,542
Sempra Energy	580,443	50,864
		74,406
TOTAL UTILITIES		241,448
TOTAL COMMON STOCKS (Cost $7,212,505)		8,960,005
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	408,016	20,376
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	5,800	7,707
TOTAL CONSUMER DISCRETIONARY		28,083
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	200,100	9,145
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375% (a)	123,600	6,423
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	44,000	12,188
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	16,600	20,833
TOTAL HEALTH CARE		33,021
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	303,500	$ 19,463
UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	136,549	7,902
Series E, 5.599%	233,300	13,660
		21,562
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 2.00% ZENS	274,400	13,446
Dominion Resources, Inc.:
Series A, 6.125%	98,000	5,082
Series B, 6.00%	98,000	5,081
		23,609
TOTAL UTILITIES		45,171
TOTAL CONVERTIBLE PREFERRED STOCKS		141,306
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	69,709	16,568
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc. 7.00% (f)	38,265	37,404
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,972
TOTAL PREFERRED STOCKS (Cost $173,173)		195,278
Corporate Bonds - 2.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	9,200	$ 13,907
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		$ 14,700	13,102
Amyris, Inc. 3% 2/27/17		2,101	1,483
Chesapeake Energy Corp. 2.5% 5/15/37		10,270	9,827
Cobalt International Energy, Inc. 2.625% 12/1/19		6,520	7,262
Ship Finance International Ltd. 3.25% 2/1/18		12,740	12,755
			44,429
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		13,870	18,881
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		17,382	20,168
TOTAL FINANCIALS			39,049
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		6,460	9,977
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		9,070	12,419
Health Care Providers & Services - 0.4%
WellPoint, Inc. 2.75% 10/15/42 (f)		31,880	41,606
TOTAL HEALTH CARE			64,002
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		16,930	22,497
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		$ 5,720	$ 12,073
4.25% 12/15/14		1,640	3,547
			15,620
TOTAL INDUSTRIALS			38,117
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		13,750	14,489
Liberty Interactive LLC 0.75% 3/30/43 (f)		3,000	3,356
			17,845
Computers & Peripherals - 0.2%
EMC Corp. 1.75% 12/1/13		13,700	22,331
Semiconductors & Semiconductor Equipment - 0.4%
GT Advanced Technologies, Inc. 3% 10/1/17		16,330	15,646
Micron Technology, Inc.:
1.625% 2/15/33 (f)		1,080	1,485
2.125% 2/15/33 (f)		570	780
3.125% 5/1/32		11,450	17,196
			35,107
TOTAL INFORMATION TECHNOLOGY			75,283
TOTAL CONVERTIBLE BONDS			274,787
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Walter Energy, Inc. 8.5% 4/15/21 (f)		7,720	6,273
TOTAL CORPORATE BONDS (Cost $249,117)			281,060
Other - 0.3%
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Oil Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (h)(i)(j)	$ 22,667	$ 22,667
	Shares
EQTY ER Holdings, LLC (h)(i)(j)	11,333,334	11,333
TOTAL OTHER (Cost $34,000)		34,000
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	355,469,823	355,470
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	18,023,611	18,024
TOTAL MONEY MARKET FUNDS (Cost $373,494)		373,494
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $8,042,289)		9,843,837
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(60,555)
NET ASSETS - 100%		$ 9,783,282
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value
Call Options
Apple, Inc.	9/21/13 - $435.00	548	$ 517	$ (1,278)
Eaton Corp. PLC	9/21/13 - $72.50	508	28	(38)
Merck & Co., Inc.	9/21/13 - $49.00	6,874	413	(440)
Morgan Stanley	10/19/13 - $29.00	6,108	538	(415)
Paychex, Inc.	9/21/13 - $40.00	2,550	84	(134)
Pfizer, Inc.	9/21/13 - $30.00	5,784	192	(208)
Prudential Financial, Inc.	9/21/13 - $82.50	1,490	182	(179)
Southern Co.	9/21/13 - $46.00	1,218	44	(33)
The Blackstone Group LP	9/21/13 - $26.00	3,224	62	(24)
UnitedHealth Group, Inc.	9/21/13 - $75.00	1,943	189	(216)
Walgreen Co.	9/21/13 - $52.50	4,658	452	(296)
TOTAL WRITTEN OPTIONS			$ 2,701	$ (3,261)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,979,000 or 1.3% of net assets.

(g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $167,055,000.
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is traded as a corporation for U.S. tax purposes.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,096,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 7,868
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
(j) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 255
Fidelity Securities Lending Cash Central Fund	828
Total	$ 1,083
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	11,333	-	-	-	11,333
Manning & Napier, Inc. Class A	9,577	-	13,431	109	-
Total	$ 43,577	$ -	$ 13,431	$ 109	$ 34,000
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 862,328	$ 854,621	$ 7,707	$ -
Consumer Staples	881,387	857,936	23,451	-
Energy	1,219,044	1,219,044	-	-
Financials	2,157,918	2,076,834	72,988	8,096
Health Care	1,266,743	1,197,109	69,634	-
Industrials	1,082,034	1,070,806	11,228	-
Information Technology	972,589	972,589	-	-
Materials	70,385	70,385	-	-
Telecommunication Services	356,236	275,715	80,521	-
Utilities	286,619	251,611	35,008	-
Corporate Bonds	281,060	-	281,060	-
Other/Energy	34,000	-	-	34,000
Money Market Funds	373,494	373,494	-	-
Total Investments in Securities:	$ 9,843,837	$ 9,220,144	$ 581,597	$ 42,096
Derivative Instruments:
Liabilities
Written Options	$ (3,261)	$ (3,261)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (3,261)
Total Value of Derivatives	$ -	$ (3,261)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
United Kingdom	4.2%
Ireland	1.7%
Canada	1.3%
Switzerland	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $17,442) - See accompanying schedule: Unaffiliated issuers (cost $7,634,795)	$ 9,436,343
Fidelity Central Funds (cost $373,494)	373,494
Other affiliated issuers (cost $34,000)	34,000
Total Investments (cost $8,042,289)		$ 9,843,837
Receivable for investments sold		19,840
Receivable for fund shares sold		44,926
Dividends receivable		15,833
Interest receivable		2,852
Distributions receivable from Fidelity Central Funds		58
Other receivables		948
Total assets		9,928,294

Liabilities
Payable for investments purchased	$ 100,677
Payable for fund shares redeemed	17,309
Accrued management fee	3,636
Written options, at value (premium received $2,701)	3,261
Other affiliated payables	1,209
Other payables and accrued expenses	896
Collateral on securities loaned, at value	18,024
Total liabilities		145,012

Net Assets		$ 9,783,282
Net Assets consist of:
Paid in capital		$ 8,561,520
Undistributed net investment income		29,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(608,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,800,899
Net Assets		$ 9,783,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2013

Equity-Income: Net Asset Value, offering price and redemption price per share ($7,195,079 ÷ 128,937.9 shares)	$ 55.80

Class K: Net Asset Value, offering price and redemption price per share ($2,588,203 ÷ 46,396.2 shares)	$ 55.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2013

Investment Income
Dividends (including $109 earned from other affiliated issuers)		$ 135,257
Interest		6,644
Income from Fidelity Central Funds		1,083
Total income		142,984

Expenses
Management fee	$ 20,713
Transfer agent fees	6,467
Accounting and security lending fees	632
Custodian fees and expenses	108
Independent trustees' compensation	28
Appreciation in deferred trustee compensation account	1
Registration fees	98
Audit	65
Legal	9
Miscellaneous	43
Total expenses before reductions	28,164
Expense reductions	(186)	27,978
Net investment income (loss)		115,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	436,187
Other affiliated issuers	4,854
Foreign currency transactions	211
Total net realized gain (loss)		441,252
Change in net unrealized appreciation (depreciation) on: Investment securities	592,543
Assets and liabilities in foreign currencies	(114)
Written options	(560)
Total change in net unrealized appreciation (depreciation)		591,869
Net gain (loss)		1,033,121
Net increase (decrease) in net assets resulting from operations		$ 1,148,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2013	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,006	$ 252,434
Net realized gain (loss)	441,252	813,853
Change in net unrealized appreciation (depreciation)	591,869	485,528
Net increase (decrease) in net assets resulting from operations	1,148,127	1,551,815
Distributions to shareholders from net investment income	(93,945)	(248,423)
Share transactions - net increase (decrease)	51,675	(1,576,112)
Total increase (decrease) in net assets	1,105,857	(272,720)

Net Assets
Beginning of period	8,677,425	8,950,145
End of period (including undistributed net investment income of $29,584 and undistributed net investment income of $8,523, respectively)	$ 9,783,282	$ 8,677,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2013	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.72	$ 42.77	$ 45.57	$ 37.93	$ 27.48	$ 52.25
Income from Investment Operations
Net investment income (loss) D	.66	1.32	.89	.66	.63	1.00
Net realized and unrealized gain (loss)	5.96	6.95	(2.80)	7.72	10.51	(23.96)
Total from investment operations	6.62	8.27	(1.91)	8.38	11.14	(22.96)
Distributions from net investment income	(.54)	(1.32)	(.89)	(.74)	(.69)	(.96)
Distributions from net realized gain	-	-	-	-	-	(.85)
Total distributions	(.54)	(1.32)	(.89)	(.74)	(.69)	(1.81)
Net asset value, end of period	$ 55.80	$ 49.72	$ 42.77	$ 45.57	$ 37.93	$ 27.48
Total Return B,C	13.37%	19.63%	(4.15)%	22.32%	41.02%	(45.16)%
Ratios to Average Net Assets E,G
Expenses before reductions	.65% A	.67%	.68%	.69%	.74%	.71%
Expenses net of fee waivers, if any	.65% A	.67%	.68%	.69%	.74%	.71%
Expenses net of all reductions	.65% A	.66%	.67%	.68%	.74%	.71%
Net investment income (loss)	2.49% A	2.89%	2.04%	1.62%	1.87%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 7,195	$ 6,401	$ 6,844	$ 10,049	$ 15,061	$ 15,070
Portfolio turnover rate F	53% A	43%	80%	28%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2013	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 42.76	$ 45.56	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.69	1.38	.95	.72	.72	.61
Net realized and unrealized gain (loss)	5.96	6.95	(2.79)	7.72	10.48	(23.80)
Total from investment operations	6.65	8.33	(1.84)	8.44	11.20	(23.19)
Distributions from net investment income	(.57)	(1.39)	(.96)	(.81)	(.75)	(.80)
Net asset value, end of period	$ 55.78	$ 49.70	$ 42.76	$ 45.56	$ 37.93	$ 27.48
Total Return B,C	13.45%	19.78%	(4.00)%	22.50%	41.30%	(45.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.52% A	.53%	.53%	.53%	.54%	.53% A
Expenses net of fee waivers, if any	.52% A	.53%	.53%	.53%	.54%	.53% A
Expenses net of all reductions	.52% A	.52%	.52%	.53%	.54%	.53% A
Net investment income (loss)	2.61% A	3.03%	2.19%	1.78%	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,588	$ 2,276	$ 2,106	$ 2,559	$ 2,017	$ 711
Portfolio turnover rate F	53% A	43%	80%	28%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,897,381
Gross unrealized depreciation	(115,120)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,782,261

Tax cost	$ 8,061,576

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,029,110)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received. Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(560) related to its investment in options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$ -
Options Opened	35	2,701
Options Exercised	-	-
Options Closed	-	-
Options Expired	-	-
Outstanding at end of period	35	$ 2,701

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,303,910 and $2,370,653, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 5,867.18
Class K	600.05
	$ 6,467

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $828, including $4 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $161 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $23.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Equity-Income	$ 67,876	$ 184,959
Class K	26,069	63,464
Total	$ 93,945	$ 248,423

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Equity-Income
Shares sold	10,453	14,447	$ 560,006	$ 652,997
Reinvestment of distributions	1,220	3,847	64,458	176,234
Shares redeemed	(11,476)	(49,571)	(604,346)	(2,252,887)
Net increase (decrease)	197	(31,277)	$ 20,118	$ (1,423,656)
Class K
Shares sold	6,307	14,463	$ 333,613	$ 662,159
Reinvestment of distributions	494	1,385	26,069	63,464
Shares redeemed	(6,206)	(19,293)	(328,125)	(878,079)
Net increase (decrease)	595	(3,445)	$ 31,557	$ (152,456)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in October 2011.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EQU-USAN-0913
1.789291.110

Fidelity®

Equity-Income

Fund -
Class K

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Equity-Income	.65%
Actual		$ 1,000.00	$ 1,133.70	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class K	.52%
Actual		$ 1,000.00	$ 1,134.50	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.7
Chevron Corp.	2.9	2.8
Wells Fargo & Co.	2.9	2.5
Johnson & Johnson	2.4	2.2
Cisco Systems, Inc.	2.3	1.5
Exxon Mobil Corp.	2.3	1.8
General Electric Co.	2.3	2.2
Comcast Corp. Class A	2.1	2.8
MetLife, Inc.	2.0	1.7
Merck & Co., Inc.	2.0	1.9
	25.0
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	20.3
Health Care	13.6	13.4
Energy	13.2	13.8
Industrials	11.5	10.5
Information Technology	10.7	10.1
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 92.2%		Stocks 92.2%
	Bonds 0.1%		Bonds 0.2%
	Convertible Securities 4.2%		Convertible Securities 5.1%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	13.1%	** Foreign investments	14.1%

Semiannual Report

Investments July 31, 2013

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Gentex Corp.	869,673	$ 19,637
Diversified Consumer Services - 0.2%
H&R Block, Inc.	402,200	12,641
Strayer Education, Inc. (e)	203,450	9,005
		21,646
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	808,687	79,316
Texas Roadhouse, Inc. Class A	787,367	19,243
Wynn Resorts Ltd.	44,100	5,871
Yum! Brands, Inc.	517,417	37,730
		142,160
Household Durables - 0.1%
Coway Co. Ltd.	253,829	13,553
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	338,700	8,285
Media - 3.6%
Comcast Corp. Class A	4,451,756	200,685
Sinclair Broadcast Group, Inc. Class A	151,600	4,277
Time Warner, Inc.	2,350,073	146,316
		351,278
Multiline Retail - 1.5%
Kohl's Corp.	696,963	36,925
Target Corp.	1,544,985	110,080
		147,005
Specialty Retail - 1.0%
Dunelm Group PLC	1,087,500	16,295
Foot Locker, Inc.	518,435	18,731
Lowe's Companies, Inc.	852,642	38,011
Point, Inc.	110,320	5,532
Staples, Inc.	1,277,404	21,741
		100,310
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	259,806	13,803
TOTAL CONSUMER DISCRETIONARY		817,677
CONSUMER STAPLES - 9.0%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	702,095	35,147
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	427,509	$ 35,714
The Coca-Cola Co.	1,446,646	57,982
		128,843
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	638,400	39,255
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	241,904	12,489
Safeway, Inc.	1,415,117	36,496
Sysco Corp.	422,575	14,583
Wal-Mart Stores, Inc.	590,391	46,015
Walgreen Co. (g)	1,888,148	94,879
		243,717
Food Products - 1.1%
Astral Foods Ltd.	1,272,540	11,983
Hilton Food Group PLC	733,253	4,540
Kellogg Co.	1,366,591	90,523
		107,046
Household Products - 2.0%
Procter & Gamble Co.	2,435,397	195,562
Tobacco - 2.1%
Altria Group, Inc.	1,765,539	61,900
British American Tobacco PLC:
(United Kingdom)	439,600	23,451
sponsored ADR	206,472	21,989
Imperial Tobacco Group PLC	214,203	7,188
Japan Tobacco, Inc.	432,900	15,143
Lorillard, Inc.	1,206,271	51,303
Philip Morris International, Inc.	283,078	25,245
		206,219
TOTAL CONSUMER STAPLES		881,387
ENERGY - 12.4%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	733,818	42,077
Halliburton Co.	348,449	15,746
National Oilwell Varco, Inc.	339,424	23,817
Noble Corp.	950,402	36,305
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	484,543	$ 39,408
Trinidad Drilling Ltd.	1,782,400	16,278
		173,631
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	646,097	51,849
BG Group PLC	232,000	4,188
Canadian Natural Resources Ltd.	1,214,600	37,641
Chevron Corp.	2,251,472	283,438
EV Energy Partners LP	604,797	25,414
Exxon Mobil Corp.	2,363,784	221,605
Holly Energy Partners LP	438,344	16,675
HollyFrontier Corp.	518,738	23,629
Legacy Reserves LP	438,900	11,907
Markwest Energy Partners LP	664,988	46,689
Occidental Petroleum Corp.	805,200	71,703
Penn West Petroleum Ltd. (e)	1,690,045	19,992
Royal Dutch Shell PLC Class A sponsored ADR	670,413	45,823
Scorpio Tankers, Inc.	476,084	4,737
Southcross Energy Partners LP	197,500	4,499
Suncor Energy, Inc.	1,557,700	49,229
The Williams Companies, Inc.	2,524,043	86,247
Tsakos Energy Navigation Ltd.	1,085,550	5,569
Western Gas Equity Partners LP	61,267	2,410
Western Gas Partners LP	183,900	11,328
Williams Partners LP	232,900	11,696
		1,036,268
TOTAL ENERGY		1,209,899
FINANCIALS - 21.6%
Capital Markets - 3.6%
Apollo Investment Corp.	2,789,902	22,682
Ashmore Group PLC	4,260,795	24,028
AURELIUS AG	461,290	13,805
BlackRock, Inc. Class A	153,500	43,281
Carlyle Group LP	330,300	9,245
Charles Schwab Corp.	2,053,553	45,363
Greenhill & Co., Inc.	273,783	13,782
KKR & Co. LP	3,064,700	62,673
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley (g)	2,475,731	$ 67,365
The Blackstone Group LP (g)	2,178,132	49,117
		351,341
Commercial Banks - 5.9%
Comerica, Inc.	496,300	21,113
Cullen/Frost Bankers, Inc.	349,997	25,214
M&T Bank Corp.	503,978	58,895
National Penn Bancshares, Inc.	414,907	4,477
PNC Financial Services Group, Inc.	264,000	20,077
Standard Chartered PLC (United Kingdom)	1,331,084	30,870
SunTrust Banks, Inc.	914,519	31,816
Svenska Handelsbanken AB (A Shares)	482,200	21,898
U.S. Bancorp	2,148,122	80,168
Wells Fargo & Co.	6,467,850	281,351
		575,879
Diversified Financial Services - 4.7%
Bank of America Corp.	1,841,316	26,883
Inversiones La Construccion SA	348,025	4,487
JPMorgan Chase & Co.	6,687,182	372,670
KKR Financial Holdings LLC	5,586,245	59,047
		463,087
Insurance - 5.0%
ACE Ltd.	777,227	71,023
AFLAC, Inc.	608,800	37,551
esure Group PLC	2,656,000	11,948
FBD Holdings PLC	616,480	13,204
Hanover Insurance Group, Inc.	368,468	19,835
MetLife, Inc.	4,110,569	199,034
MetLife, Inc. unit	511,500	29,161
Prudential Financial, Inc. (g)	603,800	47,682
Sampo Oyj (A Shares)	381,300	16,719
Validus Holdings Ltd.	1,263,691	44,773
		490,930
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	2,079,263	46,846
American Tower Corp.	51,600	3,653
Annaly Capital Management, Inc.	3,516,413	41,916
CommonWealth REIT	395,217	9,118
Coresite Realty Corp.	219,053	7,439
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust	952,864	$ 12,930
Home Properties, Inc.	259,000	16,527
Rayonier, Inc.	445,955	26,062
Retail Properties America, Inc.	1,553,071	21,883
Two Harbors Investment Corp.	2,155,278	21,617
Ventas, Inc.	161,403	10,611
		218,602
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(i)	393,400	8,096
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	438,145	6,156
TOTAL FINANCIALS		2,114,091
HEALTH CARE - 12.6%
Biotechnology - 0.7%
Amgen, Inc.	457,309	49,522
Grifols SA ADR	439,244	13,942
PDL BioPharma, Inc. (e)	806,464	6,548
		70,012
Health Care Equipment & Supplies - 0.5%
Covidien PLC	415,600	25,613
St. Jude Medical, Inc.	343,777	18,010
		43,623
Health Care Providers & Services - 2.6%
Aetna, Inc.	946,293	60,724
McKesson Corp.	133,940	16,429
Quest Diagnostics, Inc.	305,400	17,808
UnitedHealth Group, Inc. (g)	984,400	71,714
WellPoint, Inc.	1,052,872	90,084
		256,759
Health Care Technology - 0.1%
Quality Systems, Inc.	526,308	12,037
Pharmaceuticals - 8.7%
AbbVie, Inc.	844,544	38,410
AstraZeneca PLC sponsored ADR	1,363,800	69,172
Eli Lilly & Co.	857,341	45,533
Johnson & Johnson	2,576,648	240,917
Merck & Co., Inc. (g)	4,097,391	197,371
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc. (g)	3,907,579	$ 114,219
Sanofi SA	466,173	48,801
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,252,780	49,735
Warner Chilcott PLC	2,211,800	47,133
		851,291
TOTAL HEALTH CARE		1,233,722
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.5%
Raytheon Co.	606,157	43,546
United Technologies Corp.	948,315	100,114
		143,660
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	792,500	47,249
United Parcel Service, Inc. Class B	1,401,565	121,656
		168,905
Airlines - 0.1%
Copa Holdings SA Class A	84,500	11,760
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	1,431,855	36,466
Republic Services, Inc.	2,695,367	91,400
		127,866
Electrical Equipment - 0.6%
Eaton Corp. PLC (g)	203,300	14,018
Emerson Electric Co.	333,705	20,479
Hubbell, Inc. Class B	224,049	24,052
		58,549
Industrial Conglomerates - 2.5%
General Electric Co.	9,060,260	220,799
Reunert Ltd.	1,743,200	11,837
Siemens AG	102,228	11,228
		243,864
Machinery - 1.7%
Cummins, Inc.	322,530	39,087
Douglas Dynamics, Inc.	848,483	12,193
Harsco Corp.	741,718	19,107
Illinois Tool Works, Inc.	219,728	15,829
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Muehlbauer Holding AG & Co.	27,170	$ 660
Stanley Black & Decker, Inc.	876,478	74,168
		161,044
Marine - 0.1%
Irish Continental Group PLC unit	382,400	11,701
Professional Services - 0.6%
Acacia Research Corp.	906,291	20,682
Dun & Bradstreet Corp.	118,100	12,239
Michael Page International PLC	4,120,783	27,990
		60,911
Road & Rail - 0.4%
Union Pacific Corp.	206,744	32,788
Trading Companies & Distributors - 0.4%
Watsco, Inc.	319,094	29,787
Wolseley PLC	245,231	11,736
		41,523
TOTAL INDUSTRIALS		1,062,571
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	8,810,201	225,101
Computers & Peripherals - 0.9%
Apple, Inc. (g)	197,937	89,566
IT Services - 4.2%
Accenture PLC Class A	796,358	58,779
Cognizant Technology Solutions Corp. Class A (a)	303,123	21,943
Fidelity National Information Services, Inc.	167,932	7,248
IBM Corp.	687,612	134,112
Paychex, Inc. (g)	4,869,123	192,038
		414,120
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	4,781,882	77,992
Broadcom Corp. Class A	362,400	9,991
Chipbond Technology Corp.	1,647,000	3,635
KLA-Tencor Corp.	340,535	19,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,774,148	21,513
		133,097
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.1%
CA Technologies, Inc.	699,000	$ 20,788
Microsoft Corp.	2,824,902	89,917
		110,705
TOTAL INFORMATION TECHNOLOGY		972,589
MATERIALS - 0.8%
Chemicals - 0.4%
Eastman Chemical Co.	142,884	11,492
RPM International, Inc.	699,100	24,636
		36,128
Metals & Mining - 0.4%
Commercial Metals Co.	1,092,066	16,916
Freeport-McMoRan Copper & Gold, Inc.	613,192	17,341
		34,257
TOTAL MATERIALS		70,385
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	2,780,709	98,076
CenturyLink, Inc.	881,257	31,593
Verizon Communications, Inc.	2,714,626	134,320
		263,989
Wireless Telecommunication Services - 0.9%
Mobile TeleSystems OJSC	1,411,400	11,726
Vodafone Group PLC	26,884,589	80,521
		92,247
TOTAL TELECOMMUNICATION SERVICES		356,236
UTILITIES - 2.5%
Electric Utilities - 1.7%
FirstEnergy Corp.	713,895	27,178
Hawaiian Electric Industries, Inc.	829,915	22,126
Northeast Utilities	552,235	24,525
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,772,686	$ 56,318
Southern Co. (g)	822,825	36,895
		167,042
Multi-Utilities - 0.8%
PG&E Corp.	513,010	23,542
Sempra Energy	580,443	50,864
		74,406
TOTAL UTILITIES		241,448
TOTAL COMMON STOCKS (Cost $7,212,505)		8,960,005
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	408,016	20,376
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	5,800	7,707
TOTAL CONSUMER DISCRETIONARY		28,083
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	200,100	9,145
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375% (a)	123,600	6,423
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	44,000	12,188
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	16,600	20,833
TOTAL HEALTH CARE		33,021
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	303,500	$ 19,463
UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	136,549	7,902
Series E, 5.599%	233,300	13,660
		21,562
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 2.00% ZENS	274,400	13,446
Dominion Resources, Inc.:
Series A, 6.125%	98,000	5,082
Series B, 6.00%	98,000	5,081
		23,609
TOTAL UTILITIES		45,171
TOTAL CONVERTIBLE PREFERRED STOCKS		141,306
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	69,709	16,568
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc. 7.00% (f)	38,265	37,404
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,972
TOTAL PREFERRED STOCKS (Cost $173,173)		195,278
Corporate Bonds - 2.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	9,200	$ 13,907
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 3.75% 12/15/17		$ 14,700	13,102
Amyris, Inc. 3% 2/27/17		2,101	1,483
Chesapeake Energy Corp. 2.5% 5/15/37		10,270	9,827
Cobalt International Energy, Inc. 2.625% 12/1/19		6,520	7,262
Ship Finance International Ltd. 3.25% 2/1/18		12,740	12,755
			44,429
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		13,870	18,881
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		17,382	20,168
TOTAL FINANCIALS			39,049
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		6,460	9,977
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		9,070	12,419
Health Care Providers & Services - 0.4%
WellPoint, Inc. 2.75% 10/15/42 (f)		31,880	41,606
TOTAL HEALTH CARE			64,002
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		16,930	22,497
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		$ 5,720	$ 12,073
4.25% 12/15/14		1,640	3,547
			15,620
TOTAL INDUSTRIALS			38,117
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		13,750	14,489
Liberty Interactive LLC 0.75% 3/30/43 (f)		3,000	3,356
			17,845
Computers & Peripherals - 0.2%
EMC Corp. 1.75% 12/1/13		13,700	22,331
Semiconductors & Semiconductor Equipment - 0.4%
GT Advanced Technologies, Inc. 3% 10/1/17		16,330	15,646
Micron Technology, Inc.:
1.625% 2/15/33 (f)		1,080	1,485
2.125% 2/15/33 (f)		570	780
3.125% 5/1/32		11,450	17,196
			35,107
TOTAL INFORMATION TECHNOLOGY			75,283
TOTAL CONVERTIBLE BONDS			274,787
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Walter Energy, Inc. 8.5% 4/15/21 (f)		7,720	6,273
TOTAL CORPORATE BONDS (Cost $249,117)			281,060
Other - 0.3%
	Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Oil Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (h)(i)(j)	$ 22,667	$ 22,667
	Shares
EQTY ER Holdings, LLC (h)(i)(j)	11,333,334	11,333
TOTAL OTHER (Cost $34,000)		34,000
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	355,469,823	355,470
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	18,023,611	18,024
TOTAL MONEY MARKET FUNDS (Cost $373,494)		373,494
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $8,042,289)		9,843,837
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(60,555)
NET ASSETS - 100%		$ 9,783,282
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value
Call Options
Apple, Inc.	9/21/13 - $435.00	548	$ 517	$ (1,278)
Eaton Corp. PLC	9/21/13 - $72.50	508	28	(38)
Merck & Co., Inc.	9/21/13 - $49.00	6,874	413	(440)
Morgan Stanley	10/19/13 - $29.00	6,108	538	(415)
Paychex, Inc.	9/21/13 - $40.00	2,550	84	(134)
Pfizer, Inc.	9/21/13 - $30.00	5,784	192	(208)
Prudential Financial, Inc.	9/21/13 - $82.50	1,490	182	(179)
Southern Co.	9/21/13 - $46.00	1,218	44	(33)
The Blackstone Group LP	9/21/13 - $26.00	3,224	62	(24)
UnitedHealth Group, Inc.	9/21/13 - $75.00	1,943	189	(216)
Walgreen Co.	9/21/13 - $52.50	4,658	452	(296)
TOTAL WRITTEN OPTIONS			$ 2,701	$ (3,261)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,979,000 or 1.3% of net assets.

(g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $167,055,000.
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is traded as a corporation for U.S. tax purposes.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,096,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 7,868
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
(j) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 255
Fidelity Securities Lending Cash Central Fund	828
Total	$ 1,083
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	11,333	-	-	-	11,333
Manning & Napier, Inc. Class A	9,577	-	13,431	109	-
Total	$ 43,577	$ -	$ 13,431	$ 109	$ 34,000
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 862,328	$ 854,621	$ 7,707	$ -
Consumer Staples	881,387	857,936	23,451	-
Energy	1,219,044	1,219,044	-	-
Financials	2,157,918	2,076,834	72,988	8,096
Health Care	1,266,743	1,197,109	69,634	-
Industrials	1,082,034	1,070,806	11,228	-
Information Technology	972,589	972,589	-	-
Materials	70,385	70,385	-	-
Telecommunication Services	356,236	275,715	80,521	-
Utilities	286,619	251,611	35,008	-
Corporate Bonds	281,060	-	281,060	-
Other/Energy	34,000	-	-	34,000
Money Market Funds	373,494	373,494	-	-
Total Investments in Securities:	$ 9,843,837	$ 9,220,144	$ 581,597	$ 42,096
Derivative Instruments:
Liabilities
Written Options	$ (3,261)	$ (3,261)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (3,261)
Total Value of Derivatives	$ -	$ (3,261)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
United Kingdom	4.2%
Ireland	1.7%
Canada	1.3%
Switzerland	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2013

Assets
Investment in securities, at value (including securities loaned of $17,442) - See accompanying schedule: Unaffiliated issuers (cost $7,634,795)	$ 9,436,343
Fidelity Central Funds (cost $373,494)	373,494
Other affiliated issuers (cost $34,000)	34,000
Total Investments (cost $8,042,289)		$ 9,843,837
Receivable for investments sold		19,840
Receivable for fund shares sold		44,926
Dividends receivable		15,833
Interest receivable		2,852
Distributions receivable from Fidelity Central Funds		58
Other receivables		948
Total assets		9,928,294

Liabilities
Payable for investments purchased	$ 100,677
Payable for fund shares redeemed	17,309
Accrued management fee	3,636
Written options, at value (premium received $2,701)	3,261
Other affiliated payables	1,209
Other payables and accrued expenses	896
Collateral on securities loaned, at value	18,024
Total liabilities		145,012

Net Assets		$ 9,783,282
Net Assets consist of:
Paid in capital		$ 8,561,520
Undistributed net investment income		29,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(608,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,800,899
Net Assets		$ 9,783,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2013

Equity-Income: Net Asset Value, offering price and redemption price per share ($7,195,079 ÷ 128,937.9 shares)	$ 55.80

Class K: Net Asset Value, offering price and redemption price per share ($2,588,203 ÷ 46,396.2 shares)	$ 55.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2013

Investment Income
Dividends (including $109 earned from other affiliated issuers)		$ 135,257
Interest		6,644
Income from Fidelity Central Funds		1,083
Total income		142,984

Expenses
Management fee	$ 20,713
Transfer agent fees	6,467
Accounting and security lending fees	632
Custodian fees and expenses	108
Independent trustees' compensation	28
Appreciation in deferred trustee compensation account	1
Registration fees	98
Audit	65
Legal	9
Miscellaneous	43
Total expenses before reductions	28,164
Expense reductions	(186)	27,978
Net investment income (loss)		115,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	436,187
Other affiliated issuers	4,854
Foreign currency transactions	211
Total net realized gain (loss)		441,252
Change in net unrealized appreciation (depreciation) on: Investment securities	592,543
Assets and liabilities in foreign currencies	(114)
Written options	(560)
Total change in net unrealized appreciation (depreciation)		591,869
Net gain (loss)		1,033,121
Net increase (decrease) in net assets resulting from operations		$ 1,148,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2013	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,006	$ 252,434
Net realized gain (loss)	441,252	813,853
Change in net unrealized appreciation (depreciation)	591,869	485,528
Net increase (decrease) in net assets resulting from operations	1,148,127	1,551,815
Distributions to shareholders from net investment income	(93,945)	(248,423)
Share transactions - net increase (decrease)	51,675	(1,576,112)
Total increase (decrease) in net assets	1,105,857	(272,720)

Net Assets
Beginning of period	8,677,425	8,950,145
End of period (including undistributed net investment income of $29,584 and undistributed net investment income of $8,523, respectively)	$ 9,783,282	$ 8,677,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2013	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 49.72	$ 42.77	$ 45.57	$ 37.93	$ 27.48	$ 52.25
Income from Investment Operations
Net investment income (loss) D	.66	1.32	.89	.66	.63	1.00
Net realized and unrealized gain (loss)	5.96	6.95	(2.80)	7.72	10.51	(23.96)
Total from investment operations	6.62	8.27	(1.91)	8.38	11.14	(22.96)
Distributions from net investment income	(.54)	(1.32)	(.89)	(.74)	(.69)	(.96)
Distributions from net realized gain	-	-	-	-	-	(.85)
Total distributions	(.54)	(1.32)	(.89)	(.74)	(.69)	(1.81)
Net asset value, end of period	$ 55.80	$ 49.72	$ 42.77	$ 45.57	$ 37.93	$ 27.48
Total Return B,C	13.37%	19.63%	(4.15)%	22.32%	41.02%	(45.16)%
Ratios to Average Net Assets E,G
Expenses before reductions	.65% A	.67%	.68%	.69%	.74%	.71%
Expenses net of fee waivers, if any	.65% A	.67%	.68%	.69%	.74%	.71%
Expenses net of all reductions	.65% A	.66%	.67%	.68%	.74%	.71%
Net investment income (loss)	2.49% A	2.89%	2.04%	1.62%	1.87%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 7,195	$ 6,401	$ 6,844	$ 10,049	$ 15,061	$ 15,070
Portfolio turnover rate F	53% A	43%	80%	28%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2013	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.70	$ 42.76	$ 45.56	$ 37.93	$ 27.48	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.69	1.38	.95	.72	.72	.61
Net realized and unrealized gain (loss)	5.96	6.95	(2.79)	7.72	10.48	(23.80)
Total from investment operations	6.65	8.33	(1.84)	8.44	11.20	(23.19)
Distributions from net investment income	(.57)	(1.39)	(.96)	(.81)	(.75)	(.80)
Net asset value, end of period	$ 55.78	$ 49.70	$ 42.76	$ 45.56	$ 37.93	$ 27.48
Total Return B,C	13.45%	19.78%	(4.00)%	22.50%	41.30%	(45.45)%
Ratios to Average Net Assets E,H
Expenses before reductions	.52% A	.53%	.53%	.53%	.54%	.53% A
Expenses net of fee waivers, if any	.52% A	.53%	.53%	.53%	.54%	.53% A
Expenses net of all reductions	.52% A	.52%	.52%	.53%	.54%	.53% A
Net investment income (loss)	2.61% A	3.03%	2.19%	1.78%	2.07%	2.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,588	$ 2,276	$ 2,106	$ 2,559	$ 2,017	$ 711
Portfolio turnover rate F	53% A	43%	80%	28%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to January 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,897,381
Gross unrealized depreciation	(115,120)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,782,261

Tax cost	$ 8,061,576

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (1,029,110)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received. Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

During the period the Fund recognized a change in net unrealized appreciation (depreciation) of $(560) related to its investment in options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$ -
Options Opened	35	2,701
Options Exercised	-	-
Options Closed	-	-
Options Expired	-	-
Outstanding at end of period	35	$ 2,701

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,303,910 and $2,370,653, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 5,867.18
Class K	600.05
	$ 6,467

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $828, including $4 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $161 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $23.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Equity-Income	$ 67,876	$ 184,959
Class K	26,069	63,464
Total	$ 93,945	$ 248,423

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Equity-Income
Shares sold	10,453	14,447	$ 560,006	$ 652,997
Reinvestment of distributions	1,220	3,847	64,458	176,234
Shares redeemed	(11,476)	(49,571)	(604,346)	(2,252,887)
Net increase (decrease)	197	(31,277)	$ 20,118	$ (1,423,656)
Class K
Shares sold	6,307	14,463	$ 333,613	$ 662,159
Reinvestment of distributions	494	1,385	26,069	63,464
Shares redeemed	(6,206)	(19,293)	(328,125)	(878,079)
Net increase (decrease)	595	(3,445)	$ 31,557	$ (152,456)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in October 2011.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Equity-Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EQU-K-USAN-0913
1.863287.104

Fidelity®

Mid Cap Value

Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.14%
Actual		$ 1,000.00	$ 1,146.00	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.40%
Actual		$ 1,000.00	$ 1,144.70	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.90%
Actual		$ 1,000.00	$ 1,141.40	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.90%
Actual		$ 1,000.00	$ 1,142.10	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Mid Cap Value	.82%
Actual		$ 1,000.00	$ 1,148.20	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,147.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
M&T Bank Corp.	1.8	0.0
Fifth Third Bancorp	1.6	1.5
SLM Corp.	1.6	1.2
Sempra Energy	1.6	0.0
DTE Energy Co.	1.6	1.4
Hartford Financial Services Group, Inc.	1.5	1.4
CIGNA Corp.	1.5	1.6
Edison International	1.5	1.6
Fidelity National Financial, Inc. Class A	1.5	0.0
Ameren Corp.	1.4	0.0
	15.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.6	29.2
Utilities	12.0	9.6
Information Technology	11.4	10.0
Industrials	11.1	11.3
Consumer Discretionary	9.4	9.2
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 98.9%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	6.4%	** Foreign investments	3.7%

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.5%
Cooper Tire & Rubber Co.	199,247	$ 6,682,744
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	135,800	8,460,340
Household Durables - 0.7%
PulteGroup, Inc.	324,800	5,401,424
Whirlpool Corp.	29,100	3,897,654
		9,299,078
Media - 0.4%
Omnicom Group, Inc.	84,800	5,450,096
Multiline Retail - 2.4%
Kohl's Corp.	319,300	16,916,514
Macy's, Inc.	337,800	16,329,252
		33,245,766
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	781,000	15,338,840
Best Buy Co., Inc.	134,100	4,035,069
GameStop Corp. Class A	230,900	11,327,954
Staples, Inc.	926,200	15,763,924
		46,465,787
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	143,800	7,640,094
Deckers Outdoor Corp. (a)(d)	242,300	13,285,309
		20,925,403
TOTAL CONSUMER DISCRETIONARY		130,529,214
CONSUMER STAPLES - 3.5%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	286,900	14,362,214
Food Products - 1.9%
Ingredion, Inc.	187,400	12,593,280
The J.M. Smucker Co.	49,800	5,603,496
Tyson Foods, Inc. Class A	281,700	7,780,554
		25,977,330
Household Products - 0.6%
Energizer Holdings, Inc.	86,500	8,805,700
TOTAL CONSUMER STAPLES		49,145,244
Common Stocks - continued
	Shares	Value
ENERGY - 7.2%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	332,700	$ 19,729,110
Ensco PLC Class A	275,400	15,791,436
Superior Energy Services, Inc. (a)	556,900	14,267,778
		49,788,324
Oil, Gas & Consumable Fuels - 3.6%
Denbury Resources, Inc. (a)	884,500	15,478,750
Energen Corp.	166,900	9,995,641
Peabody Energy Corp.	700,100	11,593,656
Whiting Petroleum Corp. (a)	252,800	13,011,616
		50,079,663
TOTAL ENERGY		99,867,987
FINANCIALS - 31.6%
Capital Markets - 3.5%
Apollo Global Management LLC Class A	558,100	14,912,432
KKR & Co. LP	833,000	17,034,850
The Blackstone Group LP	755,500	17,036,525
		48,983,807
Commercial Banks - 6.2%
East West Bancorp, Inc.	532,000	16,401,560
Fifth Third Bancorp	1,213,457	23,334,778
Huntington Bancshares, Inc.	1,945,700	16,635,735
M&T Bank Corp. (d)	214,500	25,066,471
Popular, Inc. (a)	158,500	5,214,650
		86,653,194
Consumer Finance - 1.6%
Credit Acceptance Corp. (a)	901	101,353
SLM Corp.	908,600	22,451,506
		22,552,859
Insurance - 7.7%
Allied World Assurance Co. Holdings Ltd.	151,500	14,339,475
American Financial Group, Inc.	171,200	8,849,328
Everest Re Group Ltd.	132,500	17,692,725
Fidelity National Financial, Inc. Class A	834,200	20,421,216
Hartford Financial Services Group, Inc.	697,400	21,521,764
ProAssurance Corp.	264,200	14,142,626
Symetra Financial Corp.	585,149	10,520,979
		107,488,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.2%
American Tower Corp.	188,100	$ 13,315,599
Camden Property Trust (SBI)	229,100	16,160,714
CBL & Associates Properties, Inc.	762,800	17,368,956
Corrections Corp. of America	360,728	11,922,060
Cousins Properties, Inc.	1,000,000	10,250,000
Equity Lifestyle Properties, Inc.	429,200	16,519,908
Host Hotels & Resorts, Inc.	327,700	5,852,722
MFA Financial, Inc.	1,156,600	9,229,668
NorthStar Realty Finance Corp.	1,293,400	12,675,320
Pennsylvania Real Estate Investment Trust (SBI)	571,100	11,821,770
RLJ Lodging Trust	573,700	13,895,014
Vornado Realty Trust	36,400	3,087,084
Weyerhaeuser Co.	521,400	14,807,760
		156,906,575
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	207,100	18,852,313
TOTAL FINANCIALS		441,436,861
HEALTH CARE - 8.2%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	127,500	9,542,100
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	145,400	10,378,652
St. Jude Medical, Inc.	241,600	12,657,424
		23,036,076
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	179,700	10,471,119
CIGNA Corp.	273,700	21,302,071
Community Health Systems, Inc.	172,600	7,949,956
Omnicare, Inc.	215,200	11,360,408
		51,083,554
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	89,100	3,985,443
Pharmaceuticals - 1.9%
Actavis, Inc. (a)	94,400	12,675,088
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	229,000	$ 7,685,240
Teva Pharmaceutical Industries Ltd. sponsored ADR	172,100	6,832,370
		27,192,698
TOTAL HEALTH CARE		114,839,871
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	150,800	12,281,152
Textron, Inc.	373,900	10,237,382
		22,518,534
Airlines - 0.6%
Delta Air Lines, Inc.	420,500	8,927,215
Commercial Services & Supplies - 1.2%
Tetra Tech, Inc. (a)	688,000	16,236,800
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	426,700	14,465,130
URS Corp.	246,603	11,467,040
		25,932,170
Electrical Equipment - 0.3%
Regal-Beloit Corp.	14,700	950,796
Rockwell Automation, Inc.	38,100	3,689,985
		4,640,781
Machinery - 2.9%
Crane Co.	186,200	11,339,580
Pentair Ltd.	227,300	13,883,484
Terex Corp. (a)	157,300	4,637,204
Valmont Industries, Inc.	72,500	10,123,900
		39,984,168
Professional Services - 2.0%
Dun & Bradstreet Corp.	158,800	16,456,444
Manpower, Inc.	169,300	11,321,091
		27,777,535
Road & Rail - 0.6%
Landstar System, Inc.	158,900	8,590,134
TOTAL INDUSTRIALS		154,607,337
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	31,100	$ 2,729,336
Juniper Networks, Inc. (a)	453,100	9,818,677
		12,548,013
Computers & Peripherals - 1.3%
NetApp, Inc.	173,600	7,138,432
Western Digital Corp.	160,500	10,332,990
		17,471,422
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	263,600	9,929,812
Jabil Circuit, Inc.	542,400	12,469,776
		22,399,588
IT Services - 2.0%
Amdocs Ltd.	268,900	10,344,583
Cognizant Technology Solutions Corp. Class A (a)	153,000	11,075,670
SAIC, Inc.	61,600	941,864
Syntel, Inc.	68,900	4,945,642
		27,307,759
Semiconductors & Semiconductor Equipment - 2.0%
Avago Technologies Ltd.	267,300	9,804,564
Broadcom Corp. Class A	438,400	12,086,688
Skyworks Solutions, Inc. (a)	263,600	6,331,672
		28,222,924
Software - 3.6%
Autodesk, Inc. (a)	201,100	7,116,929
CA Technologies, Inc.	540,800	16,083,392
Check Point Software Technologies Ltd. (a)	160,200	9,020,862
Intuit, Inc.	126,500	8,085,880
Nuance Communications, Inc. (a)	206,700	3,877,692
Synopsys, Inc. (a)	179,700	6,656,088
		50,840,843
TOTAL INFORMATION TECHNOLOGY		158,790,549
MATERIALS - 4.5%
Chemicals - 1.0%
Eastman Chemical Co.	168,300	13,536,369
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Graphic Packaging Holding Co. (a)	977,200	$ 8,403,920
Silgan Holdings, Inc.	248,300	11,977,992
		20,381,912
Metals & Mining - 1.0%
Newmont Mining Corp.	205,800	6,174,000
Reliance Steel & Aluminum Co.	112,100	7,869,420
		14,043,420
Paper & Forest Products - 1.1%
International Paper Co.	317,600	15,343,256
TOTAL MATERIALS		63,304,957
UTILITIES - 12.0%
Electric Utilities - 3.4%
Edison International	418,100	20,842,285
IDACORP, Inc.	294,700	15,551,319
PNM Resources, Inc.	476,300	11,183,524
		47,577,128
Gas Utilities - 1.0%
Atmos Energy Corp.	303,600	13,431,264
Multi-Utilities - 7.6%
Ameren Corp.	559,100	20,021,371
CMS Energy Corp.	516,000	14,442,840
DTE Energy Co.	305,600	21,605,920
MDU Resources Group, Inc.	100,600	2,820,824
NiSource, Inc.	558,200	17,147,904
PG&E Corp.	165,200	7,581,028
Sempra Energy	255,800	22,415,754
		106,035,641
TOTAL UTILITIES		167,044,033
TOTAL COMMON STOCKS (Cost $1,257,068,913)		1,379,566,053
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	16,475,615	$ 16,475,615
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,756,675	7,756,675
TOTAL MONEY MARKET FUNDS (Cost $24,232,290)		24,232,290
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,281,301,203)		1,403,798,343
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,083,690)
NET ASSETS - 100%		$ 1,394,714,653
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,020
Fidelity Securities Lending Cash Central Fund	43,664
Total	$ 55,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,613,038) - See accompanying schedule: Unaffiliated issuers (cost $1,257,068,913)	$ 1,379,566,053
Fidelity Central Funds (cost $24,232,290)	24,232,290
Total Investments (cost $1,281,301,203)		$ 1,403,798,343
Receivable for investments sold		17,772,896
Receivable for fund shares sold		3,490,470
Dividends receivable		681,734
Distributions receivable from Fidelity Central Funds		3,437
Other receivables		15,916
Total assets		1,425,762,796

Liabilities
Payable for investments purchased	$ 20,506,874
Payable for fund shares redeemed	1,831,213
Accrued management fee	623,388
Distribution and service plan fees payable	32,572
Other affiliated payables	247,906
Other payables and accrued expenses	49,515
Collateral on securities loaned, at value	7,756,675
Total liabilities		31,048,143

Net Assets		$ 1,394,714,653
Net Assets consist of:
Paid in capital		$ 1,171,882,495
Undistributed net investment income		9,746,231
Accumulated undistributed net realized gain (loss) on investments		90,588,787
Net unrealized appreciation (depreciation) on investments		122,497,140
Net Assets		$ 1,394,714,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,970,583 ÷ 2,537,943 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($18,020,429 ÷ 819,637 shares)	$ 21.99

Maximum offering price per share (100/96.50 of $21.99)	$ 22.79
Class B: Net Asset Value and offering price per share ($2,216,482 ÷ 102,032 shares)A	$ 21.72

Class C: Net Asset Value and offering price per share ($15,564,423 ÷ 719,948 shares)A	$ 21.62

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($1,286,695,081 ÷ 57,858,422 shares)	$ 22.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,247,655 ÷ 734,019 shares)	$ 22.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 14,354,773
Interest		64
Income from Fidelity Central Funds		55,684
Total income		14,410,521

Expenses
Management fee Basic fee	$ 3,039,988
Performance adjustment	(16,927)
Transfer agent fees	1,133,782
Distribution and service plan fees	146,946
Accounting and security lending fees	179,956
Custodian fees and expenses	41,375
Independent trustees' compensation	2,928
Registration fees	134,221
Audit	25,986
Legal	529
Miscellaneous	3,415
Total expenses before reductions	4,692,199
Expense reductions	(27,909)	4,664,290
Net investment income (loss)		9,746,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94,936,705
Change in net unrealized appreciation (depreciation) on investment securities		40,965,530
Net gain (loss)		135,902,235
Net increase (decrease) in net assets resulting from operations		$ 145,648,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,746,231	$ 8,506,032
Net realized gain (loss)	94,936,705	58,044,668
Change in net unrealized appreciation (depreciation)	40,965,530	59,980,492
Net increase (decrease) in net assets resulting from operations	145,648,466	126,531,192
Distributions to shareholders from net investment income	-	(8,438,509)
Share transactions - net increase (decrease)	561,577,777	(21,044,685)
Redemption fees	40,679	8,162
Total increase (decrease) in net assets	707,266,922	97,056,160

Net Assets
Beginning of period	687,447,731	590,391,571
End of period (including undistributed net investment income of $9,746,231 and $0, respectively)	$ 1,394,714,653	$ 687,447,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05
Income from Investment Operations
Net investment income (loss) E	.15	.20	.07	- I	.07	.09
Net realized and unrealized gain (loss)	2.66	3.38	(.29)	3.85	3.84	(6.47)
Total from investment operations	2.81	3.58	(.22)	3.85	3.91	(6.38)
Distributions from net investment income	-	(.21)	(.07)	(.04)	(.09)	(.14)
Distributions from net realized gain	-	-	-	-	-	- I
Total distributions	-	(.21)	(.07)	(.04)	(.09)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.05	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53
Total Return B, C, D	14.60%	22.73%	(1.34)%	31.14%	45.79%	(42.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.15%	1.17%	1.17%	1.21%	1.12%
Expenses net of fee waivers, if any	1.14% A	1.15%	1.17%	1.17%	1.21%	1.12%
Expenses net of all reductions	1.14% A	1.12%	1.16%	1.17%	1.20%	1.12%
Net investment income (loss)	1.46% A	1.15%	.44%	.02%	.62%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,971	$ 24,436	$ 19,578	$ 23,608	$ 10,640	$ 6,404
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04
Income from Investment Operations
Net investment income (loss) E	.13	.15	.03	(.03)	.04	.06
Net realized and unrealized gain (loss)	2.65	3.38	(.29)	3.83	3.84	(6.46)
Total from investment operations	2.78	3.53	(.26)	3.80	3.88	(6.40)
Distributions from net investment income	-	(.16)	(.04)	-	(.07)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.99	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53
Total Return B, C, D	14.47%	22.42%	(1.59)%	30.79%	45.44%	(42.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40% A	1.42%	1.43%	1.43%	1.47%	1.38%
Expenses net of fee waivers, if any	1.40% A	1.42%	1.43%	1.43%	1.47%	1.38%
Expenses net of all reductions	1.40% A	1.38%	1.42%	1.43%	1.46%	1.38%
Net investment income (loss)	1.21% A	.89%	.18%	(.24)%	.36%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,020	$ 8,358	$ 6,823	$ 6,993	$ 4,010	$ 2,413
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.05)	(.10)	(.01)	(.01)
Net realized and unrealized gain (loss)	2.62	3.34	(.28)	3.82	3.82	(6.40)
Total from investment operations	2.69	3.41	(.33)	3.72	3.81	(6.41)
Distributions from net investment income	-	(.09)	-	-	(.02)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.72	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53
Total Return B, C, D	14.14%	21.79%	(2.06)%	30.19%	44.61%	(42.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.92%	1.93%	1.97%	1.87%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.93%	1.97%	1.87%
Expenses net of all reductions	1.90% A	1.87%	1.91%	1.92%	1.96%	1.87%
Net investment income (loss)	.71% A	.40%	(.31)%	(.74)%	(.14)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,216	$ 1,533	$ 1,376	$ 1,793	$ 1,154	$ 763
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.05)	(.10)	(.01)	- I
Net realized and unrealized gain (loss)	2.62	3.32	(.28)	3.81	3.80	(6.41)
Total from investment operations	2.69	3.39	(.33)	3.71	3.79	(6.41)
Distributions from net investment income	-	(.11)	-	-	(.02)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.62	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50
Total Return B, C, D	14.21%	21.73%	(2.07)%	30.24%	44.56%	(42.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.92%	1.93%	1.96%	1.86%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.93%	1.96%	1.86%
Expenses net of all reductions	1.90% A	1.87%	1.91%	1.92%	1.95%	1.86%
Net investment income (loss)	.71% A	.40%	(.31)%	(.73)%	(.13)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,564	$ 6,820	$ 5,000	$ 5,309	$ 2,293	$ 1,232
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09
Income from Investment Operations
Net investment income (loss) D	.19	.25	.12	.04	.09	.13
Net realized and unrealized gain (loss)	2.68	3.41	(.30)	3.87	3.86	(6.49)
Total from investment operations	2.87	3.66	(.18)	3.91	3.95	(6.36)
Distributions from net investment income	-	(.26)	(.11)	(.06)	(.11)	(.16)
Distributions from net realized gain	-	-	-	-	-	- H
Total distributions	-	(.26)	(.11)	(.06)	(.11)	(.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.24	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57
Total Return B, C	14.82%	23.07%	(1.04)%	31.51%	46.06%	(42.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.88%	.91%	.95%	.85%
Expenses net of fee waivers, if any	.82% A	.85%	.88%	.91%	.95%	.84%
Expenses net of all reductions	.81% A	.81%	.87%	.90%	.94%	.84%
Net investment income (loss)	1.79% A	1.46%	.73%	.28%	.88%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,695	$ 638,425	$ 553,947	$ 666,277	$ 469,476	$ 358,380
Portfolio turnover rate F	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.18	.24	.11	.04	.10	.12
Net realized and unrealized gain (loss)	2.67	3.40	(.29)	3.85	3.84	(6.48)
Total from investment operations	2.85	3.64	(.18)	3.89	3.94	(6.36)
Distributions from net investment income	-	(.26)	(.11)	(.05)	(.12)	(.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.14	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54
Total Return B, C	14.77%	23.05%	(1.07)%	31.51%	46.12%	(42.26)%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.89%	.91%	.92%	.96%	.87%
Expenses net of fee waivers, if any	.87% A	.89%	.91%	.92%	.96%	.87%
Expenses net of all reductions	.87% A	.85%	.90%	.92%	.95%	.87%
Net investment income (loss)	1.74% A	1.42%	.71%	.27%	.87%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,248	$ 7,875	$ 3,667	$ 3,507	$ 3,162	$ 894
Portfolio turnover rate F	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,451,926
Gross unrealized depreciation	(18,261,311)
Net unrealized appreciation (depreciation) on securities and other investments	$ 121,190,615

Tax cost	$ 1,282,607,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (3,151,270)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,663,449,882 and $1,097,024,257, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,616	$ 2,190
Class T	.25%	.25%	28,486	404
Class B	.75%	.25%	8,609	6,587
Class C	.75%	.25%	58,235	15,014
			$ 146,946	$ 24,195

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,085
Class T	7,119
Class B*	1,365
Class C*	837
$ 49,406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58,622.28
Class T	16,514.29
Class B	2,507.29
Class C	17,222.29
Mid Cap Value	1,023,838.20
Institutional Class	15,079.26
	$ 1,133,782

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48,725 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,043 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,664 including $12,095 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $25,422 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,458.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Class A	$ -	$ 253,117
Class T	-	66,091
Class B	-	7,351
Class C	-	38,428
Mid Cap Value	-	7,992,338
Institutional Class	-	81,184
Total	$ -	$ 8,438,509

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class A
Shares sold	1,620,214	457,731	$ 33,237,249	$ 7,879,366
Reinvestment of distributions	-	13,590	-	235,643
Shares redeemed	(352,282)	(434,657)	(7,368,778)	(7,246,773)
Net increase (decrease)	1,267,932	36,664	$ 25,868,471	$ 868,236

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class T
Shares sold	467,189	155,888	$ 9,636,950	$ 2,678,394
Reinvestment of distributions	-	3,790	-	65,644
Shares redeemed	(82,719)	(155,220)	(1,710,494)	(2,624,883)
Net increase (decrease)	384,470	4,458	$ 7,926,456	$ 119,155
Class B
Shares sold	32,733	10,295	$ 665,501	$ 177,345
Reinvestment of distributions	-	397	-	6,824
Shares redeemed	(11,302)	(17,720)	(228,281)	(295,503)
Net increase (decrease)	21,431	(7,028)	$ 437,220	$ (111,334)
Class C
Shares sold	421,139	137,133	$ 8,475,582	$ 2,295,740
Reinvestment of distributions	-	2,090	-	35,705
Shares redeemed	(61,408)	(98,602)	(1,250,713)	(1,645,075)
Net increase (decrease)	359,731	40,621	$ 7,224,869	$ 686,370
Mid Cap Value
Shares sold	32,301,907	6,300,912	$ 669,010,567	$ 110,558,662
Reinvestment of distributions	-	443,673	-	7,742,097
Shares redeemed	(7,402,371)	(8,477,007)	(155,715,046)	(144,053,750)
Net increase (decrease)	24,899,536	(1,732,422)	$ 513,295,521	$ (25,752,991)
Institutional Class
Shares sold	405,155	281,696	$ 8,455,134	$ 4,930,560
Reinvestment of distributions	-	4,459	-	77,497
Shares redeemed	(79,443)	(108,318)	(1,629,894)	(1,862,178)
Net increase (decrease)	325,712	177,837	$ 6,825,240	$ 3,145,879

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Mid Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCV-USAN-0913
1.900182.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.14%
Actual		$ 1,000.00	$ 1,146.00	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.40%
Actual		$ 1,000.00	$ 1,144.70	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.90%
Actual		$ 1,000.00	$ 1,141.40	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.90%
Actual		$ 1,000.00	$ 1,142.10	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Mid Cap Value	.82%
Actual		$ 1,000.00	$ 1,148.20	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,147.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
M&T Bank Corp.	1.8	0.0
Fifth Third Bancorp	1.6	1.5
SLM Corp.	1.6	1.2
Sempra Energy	1.6	0.0
DTE Energy Co.	1.6	1.4
Hartford Financial Services Group, Inc.	1.5	1.4
CIGNA Corp.	1.5	1.6
Edison International	1.5	1.6
Fidelity National Financial, Inc. Class A	1.5	0.0
Ameren Corp.	1.4	0.0
	15.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.6	29.2
Utilities	12.0	9.6
Information Technology	11.4	10.0
Industrials	11.1	11.3
Consumer Discretionary	9.4	9.2
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 98.9%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	6.4%	** Foreign investments	3.7%

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.5%
Cooper Tire & Rubber Co.	199,247	$ 6,682,744
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	135,800	8,460,340
Household Durables - 0.7%
PulteGroup, Inc.	324,800	5,401,424
Whirlpool Corp.	29,100	3,897,654
		9,299,078
Media - 0.4%
Omnicom Group, Inc.	84,800	5,450,096
Multiline Retail - 2.4%
Kohl's Corp.	319,300	16,916,514
Macy's, Inc.	337,800	16,329,252
		33,245,766
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	781,000	15,338,840
Best Buy Co., Inc.	134,100	4,035,069
GameStop Corp. Class A	230,900	11,327,954
Staples, Inc.	926,200	15,763,924
		46,465,787
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	143,800	7,640,094
Deckers Outdoor Corp. (a)(d)	242,300	13,285,309
		20,925,403
TOTAL CONSUMER DISCRETIONARY		130,529,214
CONSUMER STAPLES - 3.5%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	286,900	14,362,214
Food Products - 1.9%
Ingredion, Inc.	187,400	12,593,280
The J.M. Smucker Co.	49,800	5,603,496
Tyson Foods, Inc. Class A	281,700	7,780,554
		25,977,330
Household Products - 0.6%
Energizer Holdings, Inc.	86,500	8,805,700
TOTAL CONSUMER STAPLES		49,145,244
Common Stocks - continued
	Shares	Value
ENERGY - 7.2%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	332,700	$ 19,729,110
Ensco PLC Class A	275,400	15,791,436
Superior Energy Services, Inc. (a)	556,900	14,267,778
		49,788,324
Oil, Gas & Consumable Fuels - 3.6%
Denbury Resources, Inc. (a)	884,500	15,478,750
Energen Corp.	166,900	9,995,641
Peabody Energy Corp.	700,100	11,593,656
Whiting Petroleum Corp. (a)	252,800	13,011,616
		50,079,663
TOTAL ENERGY		99,867,987
FINANCIALS - 31.6%
Capital Markets - 3.5%
Apollo Global Management LLC Class A	558,100	14,912,432
KKR & Co. LP	833,000	17,034,850
The Blackstone Group LP	755,500	17,036,525
		48,983,807
Commercial Banks - 6.2%
East West Bancorp, Inc.	532,000	16,401,560
Fifth Third Bancorp	1,213,457	23,334,778
Huntington Bancshares, Inc.	1,945,700	16,635,735
M&T Bank Corp. (d)	214,500	25,066,471
Popular, Inc. (a)	158,500	5,214,650
		86,653,194
Consumer Finance - 1.6%
Credit Acceptance Corp. (a)	901	101,353
SLM Corp.	908,600	22,451,506
		22,552,859
Insurance - 7.7%
Allied World Assurance Co. Holdings Ltd.	151,500	14,339,475
American Financial Group, Inc.	171,200	8,849,328
Everest Re Group Ltd.	132,500	17,692,725
Fidelity National Financial, Inc. Class A	834,200	20,421,216
Hartford Financial Services Group, Inc.	697,400	21,521,764
ProAssurance Corp.	264,200	14,142,626
Symetra Financial Corp.	585,149	10,520,979
		107,488,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.2%
American Tower Corp.	188,100	$ 13,315,599
Camden Property Trust (SBI)	229,100	16,160,714
CBL & Associates Properties, Inc.	762,800	17,368,956
Corrections Corp. of America	360,728	11,922,060
Cousins Properties, Inc.	1,000,000	10,250,000
Equity Lifestyle Properties, Inc.	429,200	16,519,908
Host Hotels & Resorts, Inc.	327,700	5,852,722
MFA Financial, Inc.	1,156,600	9,229,668
NorthStar Realty Finance Corp.	1,293,400	12,675,320
Pennsylvania Real Estate Investment Trust (SBI)	571,100	11,821,770
RLJ Lodging Trust	573,700	13,895,014
Vornado Realty Trust	36,400	3,087,084
Weyerhaeuser Co.	521,400	14,807,760
		156,906,575
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	207,100	18,852,313
TOTAL FINANCIALS		441,436,861
HEALTH CARE - 8.2%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	127,500	9,542,100
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	145,400	10,378,652
St. Jude Medical, Inc.	241,600	12,657,424
		23,036,076
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	179,700	10,471,119
CIGNA Corp.	273,700	21,302,071
Community Health Systems, Inc.	172,600	7,949,956
Omnicare, Inc.	215,200	11,360,408
		51,083,554
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	89,100	3,985,443
Pharmaceuticals - 1.9%
Actavis, Inc. (a)	94,400	12,675,088
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	229,000	$ 7,685,240
Teva Pharmaceutical Industries Ltd. sponsored ADR	172,100	6,832,370
		27,192,698
TOTAL HEALTH CARE		114,839,871
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	150,800	12,281,152
Textron, Inc.	373,900	10,237,382
		22,518,534
Airlines - 0.6%
Delta Air Lines, Inc.	420,500	8,927,215
Commercial Services & Supplies - 1.2%
Tetra Tech, Inc. (a)	688,000	16,236,800
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	426,700	14,465,130
URS Corp.	246,603	11,467,040
		25,932,170
Electrical Equipment - 0.3%
Regal-Beloit Corp.	14,700	950,796
Rockwell Automation, Inc.	38,100	3,689,985
		4,640,781
Machinery - 2.9%
Crane Co.	186,200	11,339,580
Pentair Ltd.	227,300	13,883,484
Terex Corp. (a)	157,300	4,637,204
Valmont Industries, Inc.	72,500	10,123,900
		39,984,168
Professional Services - 2.0%
Dun & Bradstreet Corp.	158,800	16,456,444
Manpower, Inc.	169,300	11,321,091
		27,777,535
Road & Rail - 0.6%
Landstar System, Inc.	158,900	8,590,134
TOTAL INDUSTRIALS		154,607,337
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	31,100	$ 2,729,336
Juniper Networks, Inc. (a)	453,100	9,818,677
		12,548,013
Computers & Peripherals - 1.3%
NetApp, Inc.	173,600	7,138,432
Western Digital Corp.	160,500	10,332,990
		17,471,422
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	263,600	9,929,812
Jabil Circuit, Inc.	542,400	12,469,776
		22,399,588
IT Services - 2.0%
Amdocs Ltd.	268,900	10,344,583
Cognizant Technology Solutions Corp. Class A (a)	153,000	11,075,670
SAIC, Inc.	61,600	941,864
Syntel, Inc.	68,900	4,945,642
		27,307,759
Semiconductors & Semiconductor Equipment - 2.0%
Avago Technologies Ltd.	267,300	9,804,564
Broadcom Corp. Class A	438,400	12,086,688
Skyworks Solutions, Inc. (a)	263,600	6,331,672
		28,222,924
Software - 3.6%
Autodesk, Inc. (a)	201,100	7,116,929
CA Technologies, Inc.	540,800	16,083,392
Check Point Software Technologies Ltd. (a)	160,200	9,020,862
Intuit, Inc.	126,500	8,085,880
Nuance Communications, Inc. (a)	206,700	3,877,692
Synopsys, Inc. (a)	179,700	6,656,088
		50,840,843
TOTAL INFORMATION TECHNOLOGY		158,790,549
MATERIALS - 4.5%
Chemicals - 1.0%
Eastman Chemical Co.	168,300	13,536,369
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Graphic Packaging Holding Co. (a)	977,200	$ 8,403,920
Silgan Holdings, Inc.	248,300	11,977,992
		20,381,912
Metals & Mining - 1.0%
Newmont Mining Corp.	205,800	6,174,000
Reliance Steel & Aluminum Co.	112,100	7,869,420
		14,043,420
Paper & Forest Products - 1.1%
International Paper Co.	317,600	15,343,256
TOTAL MATERIALS		63,304,957
UTILITIES - 12.0%
Electric Utilities - 3.4%
Edison International	418,100	20,842,285
IDACORP, Inc.	294,700	15,551,319
PNM Resources, Inc.	476,300	11,183,524
		47,577,128
Gas Utilities - 1.0%
Atmos Energy Corp.	303,600	13,431,264
Multi-Utilities - 7.6%
Ameren Corp.	559,100	20,021,371
CMS Energy Corp.	516,000	14,442,840
DTE Energy Co.	305,600	21,605,920
MDU Resources Group, Inc.	100,600	2,820,824
NiSource, Inc.	558,200	17,147,904
PG&E Corp.	165,200	7,581,028
Sempra Energy	255,800	22,415,754
		106,035,641
TOTAL UTILITIES		167,044,033
TOTAL COMMON STOCKS (Cost $1,257,068,913)		1,379,566,053
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	16,475,615	$ 16,475,615
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,756,675	7,756,675
TOTAL MONEY MARKET FUNDS (Cost $24,232,290)		24,232,290
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,281,301,203)		1,403,798,343
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,083,690)
NET ASSETS - 100%		$ 1,394,714,653
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,020
Fidelity Securities Lending Cash Central Fund	43,664
Total	$ 55,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,613,038) - See accompanying schedule: Unaffiliated issuers (cost $1,257,068,913)	$ 1,379,566,053
Fidelity Central Funds (cost $24,232,290)	24,232,290
Total Investments (cost $1,281,301,203)		$ 1,403,798,343
Receivable for investments sold		17,772,896
Receivable for fund shares sold		3,490,470
Dividends receivable		681,734
Distributions receivable from Fidelity Central Funds		3,437
Other receivables		15,916
Total assets		1,425,762,796

Liabilities
Payable for investments purchased	$ 20,506,874
Payable for fund shares redeemed	1,831,213
Accrued management fee	623,388
Distribution and service plan fees payable	32,572
Other affiliated payables	247,906
Other payables and accrued expenses	49,515
Collateral on securities loaned, at value	7,756,675
Total liabilities		31,048,143

Net Assets		$ 1,394,714,653
Net Assets consist of:
Paid in capital		$ 1,171,882,495
Undistributed net investment income		9,746,231
Accumulated undistributed net realized gain (loss) on investments		90,588,787
Net unrealized appreciation (depreciation) on investments		122,497,140
Net Assets		$ 1,394,714,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,970,583 ÷ 2,537,943 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($18,020,429 ÷ 819,637 shares)	$ 21.99

Maximum offering price per share (100/96.50 of $21.99)	$ 22.79
Class B: Net Asset Value and offering price per share ($2,216,482 ÷ 102,032 shares)A	$ 21.72

Class C: Net Asset Value and offering price per share ($15,564,423 ÷ 719,948 shares)A	$ 21.62

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($1,286,695,081 ÷ 57,858,422 shares)	$ 22.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,247,655 ÷ 734,019 shares)	$ 22.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 14,354,773
Interest		64
Income from Fidelity Central Funds		55,684
Total income		14,410,521

Expenses
Management fee Basic fee	$ 3,039,988
Performance adjustment	(16,927)
Transfer agent fees	1,133,782
Distribution and service plan fees	146,946
Accounting and security lending fees	179,956
Custodian fees and expenses	41,375
Independent trustees' compensation	2,928
Registration fees	134,221
Audit	25,986
Legal	529
Miscellaneous	3,415
Total expenses before reductions	4,692,199
Expense reductions	(27,909)	4,664,290
Net investment income (loss)		9,746,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94,936,705
Change in net unrealized appreciation (depreciation) on investment securities		40,965,530
Net gain (loss)		135,902,235
Net increase (decrease) in net assets resulting from operations		$ 145,648,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,746,231	$ 8,506,032
Net realized gain (loss)	94,936,705	58,044,668
Change in net unrealized appreciation (depreciation)	40,965,530	59,980,492
Net increase (decrease) in net assets resulting from operations	145,648,466	126,531,192
Distributions to shareholders from net investment income	-	(8,438,509)
Share transactions - net increase (decrease)	561,577,777	(21,044,685)
Redemption fees	40,679	8,162
Total increase (decrease) in net assets	707,266,922	97,056,160

Net Assets
Beginning of period	687,447,731	590,391,571
End of period (including undistributed net investment income of $9,746,231 and $0, respectively)	$ 1,394,714,653	$ 687,447,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05
Income from Investment Operations
Net investment income (loss) E	.15	.20	.07	- I	.07	.09
Net realized and unrealized gain (loss)	2.66	3.38	(.29)	3.85	3.84	(6.47)
Total from investment operations	2.81	3.58	(.22)	3.85	3.91	(6.38)
Distributions from net investment income	-	(.21)	(.07)	(.04)	(.09)	(.14)
Distributions from net realized gain	-	-	-	-	-	- I
Total distributions	-	(.21)	(.07)	(.04)	(.09)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.05	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53
Total Return B, C, D	14.60%	22.73%	(1.34)%	31.14%	45.79%	(42.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.15%	1.17%	1.17%	1.21%	1.12%
Expenses net of fee waivers, if any	1.14% A	1.15%	1.17%	1.17%	1.21%	1.12%
Expenses net of all reductions	1.14% A	1.12%	1.16%	1.17%	1.20%	1.12%
Net investment income (loss)	1.46% A	1.15%	.44%	.02%	.62%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,971	$ 24,436	$ 19,578	$ 23,608	$ 10,640	$ 6,404
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04
Income from Investment Operations
Net investment income (loss) E	.13	.15	.03	(.03)	.04	.06
Net realized and unrealized gain (loss)	2.65	3.38	(.29)	3.83	3.84	(6.46)
Total from investment operations	2.78	3.53	(.26)	3.80	3.88	(6.40)
Distributions from net investment income	-	(.16)	(.04)	-	(.07)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.99	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53
Total Return B, C, D	14.47%	22.42%	(1.59)%	30.79%	45.44%	(42.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40% A	1.42%	1.43%	1.43%	1.47%	1.38%
Expenses net of fee waivers, if any	1.40% A	1.42%	1.43%	1.43%	1.47%	1.38%
Expenses net of all reductions	1.40% A	1.38%	1.42%	1.43%	1.46%	1.38%
Net investment income (loss)	1.21% A	.89%	.18%	(.24)%	.36%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,020	$ 8,358	$ 6,823	$ 6,993	$ 4,010	$ 2,413
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.05)	(.10)	(.01)	(.01)
Net realized and unrealized gain (loss)	2.62	3.34	(.28)	3.82	3.82	(6.40)
Total from investment operations	2.69	3.41	(.33)	3.72	3.81	(6.41)
Distributions from net investment income	-	(.09)	-	-	(.02)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.72	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53
Total Return B, C, D	14.14%	21.79%	(2.06)%	30.19%	44.61%	(42.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.92%	1.93%	1.97%	1.87%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.93%	1.97%	1.87%
Expenses net of all reductions	1.90% A	1.87%	1.91%	1.92%	1.96%	1.87%
Net investment income (loss)	.71% A	.40%	(.31)%	(.74)%	(.14)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,216	$ 1,533	$ 1,376	$ 1,793	$ 1,154	$ 763
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.05)	(.10)	(.01)	- I
Net realized and unrealized gain (loss)	2.62	3.32	(.28)	3.81	3.80	(6.41)
Total from investment operations	2.69	3.39	(.33)	3.71	3.79	(6.41)
Distributions from net investment income	-	(.11)	-	-	(.02)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.62	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50
Total Return B, C, D	14.21%	21.73%	(2.07)%	30.24%	44.56%	(42.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.92%	1.93%	1.96%	1.86%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.93%	1.96%	1.86%
Expenses net of all reductions	1.90% A	1.87%	1.91%	1.92%	1.95%	1.86%
Net investment income (loss)	.71% A	.40%	(.31)%	(.73)%	(.13)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,564	$ 6,820	$ 5,000	$ 5,309	$ 2,293	$ 1,232
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09
Income from Investment Operations
Net investment income (loss) D	.19	.25	.12	.04	.09	.13
Net realized and unrealized gain (loss)	2.68	3.41	(.30)	3.87	3.86	(6.49)
Total from investment operations	2.87	3.66	(.18)	3.91	3.95	(6.36)
Distributions from net investment income	-	(.26)	(.11)	(.06)	(.11)	(.16)
Distributions from net realized gain	-	-	-	-	-	- H
Total distributions	-	(.26)	(.11)	(.06)	(.11)	(.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.24	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57
Total Return B, C	14.82%	23.07%	(1.04)%	31.51%	46.06%	(42.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.88%	.91%	.95%	.85%
Expenses net of fee waivers, if any	.82% A	.85%	.88%	.91%	.95%	.84%
Expenses net of all reductions	.81% A	.81%	.87%	.90%	.94%	.84%
Net investment income (loss)	1.79% A	1.46%	.73%	.28%	.88%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,695	$ 638,425	$ 553,947	$ 666,277	$ 469,476	$ 358,380
Portfolio turnover rate F	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.18	.24	.11	.04	.10	.12
Net realized and unrealized gain (loss)	2.67	3.40	(.29)	3.85	3.84	(6.48)
Total from investment operations	2.85	3.64	(.18)	3.89	3.94	(6.36)
Distributions from net investment income	-	(.26)	(.11)	(.05)	(.12)	(.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.14	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54
Total Return B, C	14.77%	23.05%	(1.07)%	31.51%	46.12%	(42.26)%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.89%	.91%	.92%	.96%	.87%
Expenses net of fee waivers, if any	.87% A	.89%	.91%	.92%	.96%	.87%
Expenses net of all reductions	.87% A	.85%	.90%	.92%	.95%	.87%
Net investment income (loss)	1.74% A	1.42%	.71%	.27%	.87%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,248	$ 7,875	$ 3,667	$ 3,507	$ 3,162	$ 894
Portfolio turnover rate F	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,451,926
Gross unrealized depreciation	(18,261,311)
Net unrealized appreciation (depreciation) on securities and other investments	$ 121,190,615

Tax cost	$ 1,282,607,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (3,151,270)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,663,449,882 and $1,097,024,257, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,616	$ 2,190
Class T	.25%	.25%	28,486	404
Class B	.75%	.25%	8,609	6,587
Class C	.75%	.25%	58,235	15,014
			$ 146,946	$ 24,195

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,085
Class T	7,119
Class B*	1,365
Class C*	837
$ 49,406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58,622.28
Class T	16,514.29
Class B	2,507.29
Class C	17,222.29
Mid Cap Value	1,023,838.20
Institutional Class	15,079.26
	$ 1,133,782

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48,725 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,043 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,664 including $12,095 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $25,422 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,458.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Class A	$ -	$ 253,117
Class T	-	66,091
Class B	-	7,351
Class C	-	38,428
Mid Cap Value	-	7,992,338
Institutional Class	-	81,184
Total	$ -	$ 8,438,509

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class A
Shares sold	1,620,214	457,731	$ 33,237,249	$ 7,879,366
Reinvestment of distributions	-	13,590	-	235,643
Shares redeemed	(352,282)	(434,657)	(7,368,778)	(7,246,773)
Net increase (decrease)	1,267,932	36,664	$ 25,868,471	$ 868,236

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class T
Shares sold	467,189	155,888	$ 9,636,950	$ 2,678,394
Reinvestment of distributions	-	3,790	-	65,644
Shares redeemed	(82,719)	(155,220)	(1,710,494)	(2,624,883)
Net increase (decrease)	384,470	4,458	$ 7,926,456	$ 119,155
Class B
Shares sold	32,733	10,295	$ 665,501	$ 177,345
Reinvestment of distributions	-	397	-	6,824
Shares redeemed	(11,302)	(17,720)	(228,281)	(295,503)
Net increase (decrease)	21,431	(7,028)	$ 437,220	$ (111,334)
Class C
Shares sold	421,139	137,133	$ 8,475,582	$ 2,295,740
Reinvestment of distributions	-	2,090	-	35,705
Shares redeemed	(61,408)	(98,602)	(1,250,713)	(1,645,075)
Net increase (decrease)	359,731	40,621	$ 7,224,869	$ 686,370
Mid Cap Value
Shares sold	32,301,907	6,300,912	$ 669,010,567	$ 110,558,662
Reinvestment of distributions	-	443,673	-	7,742,097
Shares redeemed	(7,402,371)	(8,477,007)	(155,715,046)	(144,053,750)
Net increase (decrease)	24,899,536	(1,732,422)	$ 513,295,521	$ (25,752,991)
Institutional Class
Shares sold	405,155	281,696	$ 8,455,134	$ 4,930,560
Reinvestment of distributions	-	4,459	-	77,497
Shares redeemed	(79,443)	(108,318)	(1,629,894)	(1,862,178)
Net increase (decrease)	325,712	177,837	$ 6,825,240	$ 3,145,879

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Mid Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCV-USAN-0913
1.838442.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Institutional Class

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	1.14%
Actual		$ 1,000.00	$ 1,146.00	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.40%
Actual		$ 1,000.00	$ 1,144.70	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.90%
Actual		$ 1,000.00	$ 1,141.40	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.90%
Actual		$ 1,000.00	$ 1,142.10	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Mid Cap Value	.82%
Actual		$ 1,000.00	$ 1,148.20	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,147.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
M&T Bank Corp.	1.8	0.0
Fifth Third Bancorp	1.6	1.5
SLM Corp.	1.6	1.2
Sempra Energy	1.6	0.0
DTE Energy Co.	1.6	1.4
Hartford Financial Services Group, Inc.	1.5	1.4
CIGNA Corp.	1.5	1.6
Edison International	1.5	1.6
Fidelity National Financial, Inc. Class A	1.5	0.0
Ameren Corp.	1.4	0.0
	15.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.6	29.2
Utilities	12.0	9.6
Information Technology	11.4	10.0
Industrials	11.1	11.3
Consumer Discretionary	9.4	9.2
Asset Allocation (% of fund's net assets)
As of July 31, 2013 *		As of January 31, 2013 **
	Stocks 98.9%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.1%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	6.4%	** Foreign investments	3.7%

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.5%
Cooper Tire & Rubber Co.	199,247	$ 6,682,744
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	135,800	8,460,340
Household Durables - 0.7%
PulteGroup, Inc.	324,800	5,401,424
Whirlpool Corp.	29,100	3,897,654
		9,299,078
Media - 0.4%
Omnicom Group, Inc.	84,800	5,450,096
Multiline Retail - 2.4%
Kohl's Corp.	319,300	16,916,514
Macy's, Inc.	337,800	16,329,252
		33,245,766
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	781,000	15,338,840
Best Buy Co., Inc.	134,100	4,035,069
GameStop Corp. Class A	230,900	11,327,954
Staples, Inc.	926,200	15,763,924
		46,465,787
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	143,800	7,640,094
Deckers Outdoor Corp. (a)(d)	242,300	13,285,309
		20,925,403
TOTAL CONSUMER DISCRETIONARY		130,529,214
CONSUMER STAPLES - 3.5%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	286,900	14,362,214
Food Products - 1.9%
Ingredion, Inc.	187,400	12,593,280
The J.M. Smucker Co.	49,800	5,603,496
Tyson Foods, Inc. Class A	281,700	7,780,554
		25,977,330
Household Products - 0.6%
Energizer Holdings, Inc.	86,500	8,805,700
TOTAL CONSUMER STAPLES		49,145,244
Common Stocks - continued
	Shares	Value
ENERGY - 7.2%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	332,700	$ 19,729,110
Ensco PLC Class A	275,400	15,791,436
Superior Energy Services, Inc. (a)	556,900	14,267,778
		49,788,324
Oil, Gas & Consumable Fuels - 3.6%
Denbury Resources, Inc. (a)	884,500	15,478,750
Energen Corp.	166,900	9,995,641
Peabody Energy Corp.	700,100	11,593,656
Whiting Petroleum Corp. (a)	252,800	13,011,616
		50,079,663
TOTAL ENERGY		99,867,987
FINANCIALS - 31.6%
Capital Markets - 3.5%
Apollo Global Management LLC Class A	558,100	14,912,432
KKR & Co. LP	833,000	17,034,850
The Blackstone Group LP	755,500	17,036,525
		48,983,807
Commercial Banks - 6.2%
East West Bancorp, Inc.	532,000	16,401,560
Fifth Third Bancorp	1,213,457	23,334,778
Huntington Bancshares, Inc.	1,945,700	16,635,735
M&T Bank Corp. (d)	214,500	25,066,471
Popular, Inc. (a)	158,500	5,214,650
		86,653,194
Consumer Finance - 1.6%
Credit Acceptance Corp. (a)	901	101,353
SLM Corp.	908,600	22,451,506
		22,552,859
Insurance - 7.7%
Allied World Assurance Co. Holdings Ltd.	151,500	14,339,475
American Financial Group, Inc.	171,200	8,849,328
Everest Re Group Ltd.	132,500	17,692,725
Fidelity National Financial, Inc. Class A	834,200	20,421,216
Hartford Financial Services Group, Inc.	697,400	21,521,764
ProAssurance Corp.	264,200	14,142,626
Symetra Financial Corp.	585,149	10,520,979
		107,488,113
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.2%
American Tower Corp.	188,100	$ 13,315,599
Camden Property Trust (SBI)	229,100	16,160,714
CBL & Associates Properties, Inc.	762,800	17,368,956
Corrections Corp. of America	360,728	11,922,060
Cousins Properties, Inc.	1,000,000	10,250,000
Equity Lifestyle Properties, Inc.	429,200	16,519,908
Host Hotels & Resorts, Inc.	327,700	5,852,722
MFA Financial, Inc.	1,156,600	9,229,668
NorthStar Realty Finance Corp.	1,293,400	12,675,320
Pennsylvania Real Estate Investment Trust (SBI)	571,100	11,821,770
RLJ Lodging Trust	573,700	13,895,014
Vornado Realty Trust	36,400	3,087,084
Weyerhaeuser Co.	521,400	14,807,760
		156,906,575
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	207,100	18,852,313
TOTAL FINANCIALS		441,436,861
HEALTH CARE - 8.2%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	127,500	9,542,100
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	145,400	10,378,652
St. Jude Medical, Inc.	241,600	12,657,424
		23,036,076
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	179,700	10,471,119
CIGNA Corp.	273,700	21,302,071
Community Health Systems, Inc.	172,600	7,949,956
Omnicare, Inc.	215,200	11,360,408
		51,083,554
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	89,100	3,985,443
Pharmaceuticals - 1.9%
Actavis, Inc. (a)	94,400	12,675,088
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	229,000	$ 7,685,240
Teva Pharmaceutical Industries Ltd. sponsored ADR	172,100	6,832,370
		27,192,698
TOTAL HEALTH CARE		114,839,871
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	150,800	12,281,152
Textron, Inc.	373,900	10,237,382
		22,518,534
Airlines - 0.6%
Delta Air Lines, Inc.	420,500	8,927,215
Commercial Services & Supplies - 1.2%
Tetra Tech, Inc. (a)	688,000	16,236,800
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	426,700	14,465,130
URS Corp.	246,603	11,467,040
		25,932,170
Electrical Equipment - 0.3%
Regal-Beloit Corp.	14,700	950,796
Rockwell Automation, Inc.	38,100	3,689,985
		4,640,781
Machinery - 2.9%
Crane Co.	186,200	11,339,580
Pentair Ltd.	227,300	13,883,484
Terex Corp. (a)	157,300	4,637,204
Valmont Industries, Inc.	72,500	10,123,900
		39,984,168
Professional Services - 2.0%
Dun & Bradstreet Corp.	158,800	16,456,444
Manpower, Inc.	169,300	11,321,091
		27,777,535
Road & Rail - 0.6%
Landstar System, Inc.	158,900	8,590,134
TOTAL INDUSTRIALS		154,607,337
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	31,100	$ 2,729,336
Juniper Networks, Inc. (a)	453,100	9,818,677
		12,548,013
Computers & Peripherals - 1.3%
NetApp, Inc.	173,600	7,138,432
Western Digital Corp.	160,500	10,332,990
		17,471,422
Electronic Equipment & Components - 1.6%
Avnet, Inc. (a)	263,600	9,929,812
Jabil Circuit, Inc.	542,400	12,469,776
		22,399,588
IT Services - 2.0%
Amdocs Ltd.	268,900	10,344,583
Cognizant Technology Solutions Corp. Class A (a)	153,000	11,075,670
SAIC, Inc.	61,600	941,864
Syntel, Inc.	68,900	4,945,642
		27,307,759
Semiconductors & Semiconductor Equipment - 2.0%
Avago Technologies Ltd.	267,300	9,804,564
Broadcom Corp. Class A	438,400	12,086,688
Skyworks Solutions, Inc. (a)	263,600	6,331,672
		28,222,924
Software - 3.6%
Autodesk, Inc. (a)	201,100	7,116,929
CA Technologies, Inc.	540,800	16,083,392
Check Point Software Technologies Ltd. (a)	160,200	9,020,862
Intuit, Inc.	126,500	8,085,880
Nuance Communications, Inc. (a)	206,700	3,877,692
Synopsys, Inc. (a)	179,700	6,656,088
		50,840,843
TOTAL INFORMATION TECHNOLOGY		158,790,549
MATERIALS - 4.5%
Chemicals - 1.0%
Eastman Chemical Co.	168,300	13,536,369
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Graphic Packaging Holding Co. (a)	977,200	$ 8,403,920
Silgan Holdings, Inc.	248,300	11,977,992
		20,381,912
Metals & Mining - 1.0%
Newmont Mining Corp.	205,800	6,174,000
Reliance Steel & Aluminum Co.	112,100	7,869,420
		14,043,420
Paper & Forest Products - 1.1%
International Paper Co.	317,600	15,343,256
TOTAL MATERIALS		63,304,957
UTILITIES - 12.0%
Electric Utilities - 3.4%
Edison International	418,100	20,842,285
IDACORP, Inc.	294,700	15,551,319
PNM Resources, Inc.	476,300	11,183,524
		47,577,128
Gas Utilities - 1.0%
Atmos Energy Corp.	303,600	13,431,264
Multi-Utilities - 7.6%
Ameren Corp.	559,100	20,021,371
CMS Energy Corp.	516,000	14,442,840
DTE Energy Co.	305,600	21,605,920
MDU Resources Group, Inc.	100,600	2,820,824
NiSource, Inc.	558,200	17,147,904
PG&E Corp.	165,200	7,581,028
Sempra Energy	255,800	22,415,754
		106,035,641
TOTAL UTILITIES		167,044,033
TOTAL COMMON STOCKS (Cost $1,257,068,913)		1,379,566,053
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	16,475,615	$ 16,475,615
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,756,675	7,756,675
TOTAL MONEY MARKET FUNDS (Cost $24,232,290)		24,232,290
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,281,301,203)		1,403,798,343
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,083,690)
NET ASSETS - 100%		$ 1,394,714,653
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,020
Fidelity Securities Lending Cash Central Fund	43,664
Total	$ 55,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,613,038) - See accompanying schedule: Unaffiliated issuers (cost $1,257,068,913)	$ 1,379,566,053
Fidelity Central Funds (cost $24,232,290)	24,232,290
Total Investments (cost $1,281,301,203)		$ 1,403,798,343
Receivable for investments sold		17,772,896
Receivable for fund shares sold		3,490,470
Dividends receivable		681,734
Distributions receivable from Fidelity Central Funds		3,437
Other receivables		15,916
Total assets		1,425,762,796

Liabilities
Payable for investments purchased	$ 20,506,874
Payable for fund shares redeemed	1,831,213
Accrued management fee	623,388
Distribution and service plan fees payable	32,572
Other affiliated payables	247,906
Other payables and accrued expenses	49,515
Collateral on securities loaned, at value	7,756,675
Total liabilities		31,048,143

Net Assets		$ 1,394,714,653
Net Assets consist of:
Paid in capital		$ 1,171,882,495
Undistributed net investment income		9,746,231
Accumulated undistributed net realized gain (loss) on investments		90,588,787
Net unrealized appreciation (depreciation) on investments		122,497,140
Net Assets		$ 1,394,714,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($55,970,583 ÷ 2,537,943 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($18,020,429 ÷ 819,637 shares)	$ 21.99

Maximum offering price per share (100/96.50 of $21.99)	$ 22.79
Class B: Net Asset Value and offering price per share ($2,216,482 ÷ 102,032 shares)A	$ 21.72

Class C: Net Asset Value and offering price per share ($15,564,423 ÷ 719,948 shares)A	$ 21.62

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($1,286,695,081 ÷ 57,858,422 shares)	$ 22.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,247,655 ÷ 734,019 shares)	$ 22.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 14,354,773
Interest		64
Income from Fidelity Central Funds		55,684
Total income		14,410,521

Expenses
Management fee Basic fee	$ 3,039,988
Performance adjustment	(16,927)
Transfer agent fees	1,133,782
Distribution and service plan fees	146,946
Accounting and security lending fees	179,956
Custodian fees and expenses	41,375
Independent trustees' compensation	2,928
Registration fees	134,221
Audit	25,986
Legal	529
Miscellaneous	3,415
Total expenses before reductions	4,692,199
Expense reductions	(27,909)	4,664,290
Net investment income (loss)		9,746,231
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94,936,705
Change in net unrealized appreciation (depreciation) on investment securities		40,965,530
Net gain (loss)		135,902,235
Net increase (decrease) in net assets resulting from operations		$ 145,648,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,746,231	$ 8,506,032
Net realized gain (loss)	94,936,705	58,044,668
Change in net unrealized appreciation (depreciation)	40,965,530	59,980,492
Net increase (decrease) in net assets resulting from operations	145,648,466	126,531,192
Distributions to shareholders from net investment income	-	(8,438,509)
Share transactions - net increase (decrease)	561,577,777	(21,044,685)
Redemption fees	40,679	8,162
Total increase (decrease) in net assets	707,266,922	97,056,160

Net Assets
Beginning of period	687,447,731	590,391,571
End of period (including undistributed net investment income of $9,746,231 and $0, respectively)	$ 1,394,714,653	$ 687,447,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53	$ 15.05
Income from Investment Operations
Net investment income (loss) E	.15	.20	.07	- I	.07	.09
Net realized and unrealized gain (loss)	2.66	3.38	(.29)	3.85	3.84	(6.47)
Total from investment operations	2.81	3.58	(.22)	3.85	3.91	(6.38)
Distributions from net investment income	-	(.21)	(.07)	(.04)	(.09)	(.14)
Distributions from net realized gain	-	-	-	-	-	- I
Total distributions	-	(.21)	(.07)	(.04)	(.09)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.05	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53
Total Return B, C, D	14.60%	22.73%	(1.34)%	31.14%	45.79%	(42.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.15%	1.17%	1.17%	1.21%	1.12%
Expenses net of fee waivers, if any	1.14% A	1.15%	1.17%	1.17%	1.21%	1.12%
Expenses net of all reductions	1.14% A	1.12%	1.16%	1.17%	1.20%	1.12%
Net investment income (loss)	1.46% A	1.15%	.44%	.02%	.62%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,971	$ 24,436	$ 19,578	$ 23,608	$ 10,640	$ 6,404
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53	$ 15.04
Income from Investment Operations
Net investment income (loss) E	.13	.15	.03	(.03)	.04	.06
Net realized and unrealized gain (loss)	2.65	3.38	(.29)	3.83	3.84	(6.46)
Total from investment operations	2.78	3.53	(.26)	3.80	3.88	(6.40)
Distributions from net investment income	-	(.16)	(.04)	-	(.07)	(.11)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.99	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53
Total Return B, C, D	14.47%	22.42%	(1.59)%	30.79%	45.44%	(42.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40% A	1.42%	1.43%	1.43%	1.47%	1.38%
Expenses net of fee waivers, if any	1.40% A	1.42%	1.43%	1.43%	1.47%	1.38%
Expenses net of all reductions	1.40% A	1.38%	1.42%	1.43%	1.46%	1.38%
Net investment income (loss)	1.21% A	.89%	.18%	(.24)%	.36%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,020	$ 8,358	$ 6,823	$ 6,993	$ 4,010	$ 2,413
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53	$ 14.99
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.05)	(.10)	(.01)	(.01)
Net realized and unrealized gain (loss)	2.62	3.34	(.28)	3.82	3.82	(6.40)
Total from investment operations	2.69	3.41	(.33)	3.72	3.81	(6.41)
Distributions from net investment income	-	(.09)	-	-	(.02)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.72	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53
Total Return B, C, D	14.14%	21.79%	(2.06)%	30.19%	44.61%	(42.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.92%	1.93%	1.97%	1.87%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.93%	1.97%	1.87%
Expenses net of all reductions	1.90% A	1.87%	1.91%	1.92%	1.96%	1.87%
Net investment income (loss)	.71% A	.40%	(.31)%	(.74)%	(.14)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,216	$ 1,533	$ 1,376	$ 1,793	$ 1,154	$ 763
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.07	.07	(.05)	(.10)	(.01)	- I
Net realized and unrealized gain (loss)	2.62	3.32	(.28)	3.81	3.80	(6.41)
Total from investment operations	2.69	3.39	(.33)	3.71	3.79	(6.41)
Distributions from net investment income	-	(.11)	-	-	(.02)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 21.62	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50
Total Return B, C, D	14.21%	21.73%	(2.07)%	30.24%	44.56%	(42.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.92%	1.93%	1.96%	1.86%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.92%	1.93%	1.96%	1.86%
Expenses net of all reductions	1.90% A	1.87%	1.91%	1.92%	1.95%	1.86%
Net investment income (loss)	.71% A	.40%	(.31)%	(.73)%	(.13)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,564	$ 6,820	$ 5,000	$ 5,309	$ 2,293	$ 1,232
Portfolio turnover rate G	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57	$ 15.09
Income from Investment Operations
Net investment income (loss) D	.19	.25	.12	.04	.09	.13
Net realized and unrealized gain (loss)	2.68	3.41	(.30)	3.87	3.86	(6.49)
Total from investment operations	2.87	3.66	(.18)	3.91	3.95	(6.36)
Distributions from net investment income	-	(.26)	(.11)	(.06)	(.11)	(.16)
Distributions from net realized gain	-	-	-	-	-	- H
Total distributions	-	(.26)	(.11)	(.06)	(.11)	(.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.24	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57
Total Return B, C	14.82%	23.07%	(1.04)%	31.51%	46.06%	(42.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.88%	.91%	.95%	.85%
Expenses net of fee waivers, if any	.82% A	.85%	.88%	.91%	.95%	.84%
Expenses net of all reductions	.81% A	.81%	.87%	.90%	.94%	.84%
Net investment income (loss)	1.79% A	1.46%	.73%	.28%	.88%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,695	$ 638,425	$ 553,947	$ 666,277	$ 469,476	$ 358,380
Portfolio turnover rate F	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54	$ 15.06
Income from Investment Operations
Net investment income (loss) D	.18	.24	.11	.04	.10	.12
Net realized and unrealized gain (loss)	2.67	3.40	(.29)	3.85	3.84	(6.48)
Total from investment operations	2.85	3.64	(.18)	3.89	3.94	(6.36)
Distributions from net investment income	-	(.26)	(.11)	(.05)	(.12)	(.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 22.14	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54
Total Return B, C	14.77%	23.05%	(1.07)%	31.51%	46.12%	(42.26)%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.89%	.91%	.92%	.96%	.87%
Expenses net of fee waivers, if any	.87% A	.89%	.91%	.92%	.96%	.87%
Expenses net of all reductions	.87% A	.85%	.90%	.92%	.95%	.87%
Net investment income (loss)	1.74% A	1.42%	.71%	.27%	.87%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,248	$ 7,875	$ 3,667	$ 3,507	$ 3,162	$ 894
Portfolio turnover rate F	207% A	180%	173%	133%	202%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,451,926
Gross unrealized depreciation	(18,261,311)
Net unrealized appreciation (depreciation) on securities and other investments	$ 121,190,615

Tax cost	$ 1,282,607,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (3,151,270)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,663,449,882 and $1,097,024,257, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,616	$ 2,190
Class T	.25%	.25%	28,486	404
Class B	.75%	.25%	8,609	6,587
Class C	.75%	.25%	58,235	15,014
			$ 146,946	$ 24,195

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,085
Class T	7,119
Class B*	1,365
Class C*	837
$ 49,406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58,622.28
Class T	16,514.29
Class B	2,507.29
Class C	17,222.29
Mid Cap Value	1,023,838.20
Institutional Class	15,079.26
	$ 1,133,782

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $48,725 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,043 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,664 including $12,095 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $25,422 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,458.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Class A	$ -	$ 253,117
Class T	-	66,091
Class B	-	7,351
Class C	-	38,428
Mid Cap Value	-	7,992,338
Institutional Class	-	81,184
Total	$ -	$ 8,438,509

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class A
Shares sold	1,620,214	457,731	$ 33,237,249	$ 7,879,366
Reinvestment of distributions	-	13,590	-	235,643
Shares redeemed	(352,282)	(434,657)	(7,368,778)	(7,246,773)
Net increase (decrease)	1,267,932	36,664	$ 25,868,471	$ 868,236

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class T
Shares sold	467,189	155,888	$ 9,636,950	$ 2,678,394
Reinvestment of distributions	-	3,790	-	65,644
Shares redeemed	(82,719)	(155,220)	(1,710,494)	(2,624,883)
Net increase (decrease)	384,470	4,458	$ 7,926,456	$ 119,155
Class B
Shares sold	32,733	10,295	$ 665,501	$ 177,345
Reinvestment of distributions	-	397	-	6,824
Shares redeemed	(11,302)	(17,720)	(228,281)	(295,503)
Net increase (decrease)	21,431	(7,028)	$ 437,220	$ (111,334)
Class C
Shares sold	421,139	137,133	$ 8,475,582	$ 2,295,740
Reinvestment of distributions	-	2,090	-	35,705
Shares redeemed	(61,408)	(98,602)	(1,250,713)	(1,645,075)
Net increase (decrease)	359,731	40,621	$ 7,224,869	$ 686,370
Mid Cap Value
Shares sold	32,301,907	6,300,912	$ 669,010,567	$ 110,558,662
Reinvestment of distributions	-	443,673	-	7,742,097
Shares redeemed	(7,402,371)	(8,477,007)	(155,715,046)	(144,053,750)
Net increase (decrease)	24,899,536	(1,732,422)	$ 513,295,521	$ (25,752,991)
Institutional Class
Shares sold	405,155	281,696	$ 8,455,134	$ 4,930,560
Reinvestment of distributions	-	4,459	-	77,497
Shares redeemed	(79,443)	(108,318)	(1,629,894)	(1,862,178)
Net increase (decrease)	325,712	177,837	$ 6,825,240	$ 3,145,879

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Mid Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCVI-USAN-0913
1.838435.104

Fidelity®

Series All-Sector Equity Fund

and

Fidelity

Series Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Fidelity Series Large Cap Value Fund

Class F

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series All-Sector Equity Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investment's over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investment's over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.65%
Actual		$ 1,000.00	$ 1,140.30	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class F	.46%
Actual		$ 1,000.00	$ 1,141.30	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Series Large Cap Value Fund
Series Large Cap Value	.44%
Actual		$ 1,000.00	$ 1,148.50	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.21
Class F	.26%
Actual		$ 1,000.00	$ 1,149.70	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.6
Capital One Financial Corp.	2.2	1.7
JPMorgan Chase & Co.	1.9	1.8
Exxon Mobil Corp.	1.7	2.3
Philip Morris International, Inc.	1.7	1.7
Cisco Systems, Inc.	1.6	0.0
Google, Inc. Class A	1.6	1.7
Bank of America Corp.	1.6	1.2
U.S. Bancorp	1.6	1.6
The Coca-Cola Co.	1.5	1.7
	18.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	15.5
Information Technology	17.0	17.4
Consumer Discretionary	12.5	11.9
Health Care	12.5	11.9
Industrials	10.8	10.8
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks and Equity Futures 98.6%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	3.9%	** Foreign investments	4.5%

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 1.9%
Icahn Enterprises LP rights (a)	270,377	$ 3
Starbucks Corp.	1,085,556	77,335,009
Wynn Resorts Ltd.	374,500	49,857,185
Yum! Brands, Inc.	1,060,507	77,332,170
		204,524,367
Internet & Catalog Retail - 1.6%
Liberty Media Corp. Interactive Series A (a)	4,650,625	113,754,288
priceline.com, Inc. (a)	62,936	55,111,167
		168,865,455
Media - 5.0%
Comcast Corp. Class A	2,253,521	101,588,727
DIRECTV (a)	1,327,806	84,010,286
Legend Pictures LLC (a)(d)(e)	3,706	6,239,051
Liberty Global PLC Class A (a)	835,500	67,775,760
Time Warner Cable, Inc.	301,400	34,380,698
Time Warner, Inc.	1,696,700	105,636,542
Twenty-First Century Fox, Inc. Class A	4,636,853	138,549,168
		538,180,232
Multiline Retail - 1.0%
Dollar General Corp. (a)	2,005,211	109,624,885
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,311,174	58,452,137
TJX Companies, Inc.	2,046,490	106,499,340
		164,951,477
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	886,100	55,753,412
PVH Corp.	487,676	64,270,820
Under Armour, Inc. Class A (sub. vtg.) (a)	515,413	34,599,675
		154,623,907
TOTAL CONSUMER DISCRETIONARY		1,340,770,323
CONSUMER STAPLES - 9.3%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	249,750	18,109,373
Constellation Brands, Inc. Class A (sub. vtg.) (a)	366,504	19,091,193
Molson Coors Brewing Co. Class B	704,424	35,263,465
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	287,300	$ 17,522,427
The Coca-Cola Co.	3,941,192	157,962,975
		247,949,433
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	1,483,281	91,206,949
Kroger Co.	1,833,500	72,001,545
Safeway, Inc.	819,528	21,135,627
Walgreen Co.	1,264,382	63,535,196
		247,879,317
Food Products - 0.8%
Bunge Ltd.	296,752	22,556,120
Green Mountain Coffee Roasters, Inc. (a)	150,680	11,629,482
Ingredion, Inc.	45,000	3,024,000
Mead Johnson Nutrition Co. Class A	731,600	53,289,744
		90,499,346
Household Products - 1.0%
Colgate-Palmolive Co.	1,696,284	101,556,523
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	313,156	20,558,691
Nu Skin Enterprises, Inc. Class A	80,278	6,714,452
		27,273,143
Tobacco - 2.6%
Altria Group, Inc.	2,763,730	96,896,374
Philip Morris International, Inc.	2,065,598	184,210,030
		281,106,404
TOTAL CONSUMER STAPLES		996,264,166
ENERGY - 9.4%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	225,724	12,717,290
Cameron International Corp. (a)	757,082	44,894,963
Halliburton Co.	804,440	36,352,644
National Oilwell Varco, Inc.	716,074	50,246,913
Oceaneering International, Inc.	243,009	19,705,600
Oil States International, Inc. (a)	140,500	13,660,815
Rowan Companies PLC (a)	371,483	12,760,441
		190,338,666
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	826,481	$ 73,160,098
Cabot Oil & Gas Corp.	273,100	20,706,442
Chevron Corp.	844,629	106,330,345
Cobalt International Energy, Inc. (a)	472,500	13,631,625
Concho Resources, Inc. (a)	182,331	16,353,267
ConocoPhillips	1,588,800	103,049,568
Continental Resources, Inc. (a)	248,694	22,954,456
EOG Resources, Inc.	268,000	38,991,320
Exxon Mobil Corp.	1,995,024	187,033,500
Marathon Oil Corp.	1,148,289	41,751,788
Marathon Petroleum Corp.	390,015	28,599,800
Noble Energy, Inc.	662,124	41,376,129
Occidental Petroleum Corp.	285,825	25,452,716
Phillips 66	702,900	43,228,350
Spectra Energy Corp.	694,835	25,007,112
Teekay Corp.	275,246	10,919,009
The Williams Companies, Inc.	429,300	14,669,181
		813,214,706
TOTAL ENERGY		1,003,553,372
FINANCIALS - 17.3%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	438,700	39,044,300
BlackRock, Inc. Class A	199,818	56,340,683
E*TRADE Financial Corp. (a)	1,563,052	23,289,475
Invesco Ltd.	457,100	14,714,049
Morgan Stanley	1,579,500	42,978,195
Northern Trust Corp.	279,700	16,373,638
State Street Corp.	154,500	10,764,015
TD Ameritrade Holding Corp.	973,600	26,316,408
		229,820,763
Commercial Banks - 3.0%
CIT Group, Inc. (a)	299,733	15,019,621
Comerica, Inc.	192,161	8,174,529
First Horizon National Corp.	312,600	3,854,358
Huntington Bancshares, Inc.	1,597,257	13,656,547
M&T Bank Corp.	40,339	4,714,016
PNC Financial Services Group, Inc.	609,400	46,344,870
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp.	4,135,760	$ 13,772,081
U.S. Bancorp	4,427,678	165,240,943
Wells Fargo & Co.	1,268,692	55,188,102
		325,965,067
Consumer Finance - 3.0%
Capital One Financial Corp.	3,307,880	228,309,878
Discover Financial Services	484,832	24,004,032
SLM Corp.	2,724,446	67,321,061
		319,634,971
Diversified Financial Services - 5.1%
Bank of America Corp.	11,965,587	174,697,570
Citigroup, Inc.	2,592,684	135,182,544
IntercontinentalExchange, Inc. (a)	175,100	31,946,995
JPMorgan Chase & Co.	3,699,834	206,191,749
		548,018,858
Insurance - 2.6%
ACE Ltd.	473,831	43,298,677
AFLAC, Inc.	182,400	11,250,432
Berkshire Hathaway, Inc.:
Class A (a)	174	30,258,600
Class B (a)	355,603	41,203,720
Hartford Financial Services Group, Inc.	394,742	12,181,738
Marsh & McLennan Companies, Inc.	1,098,600	45,998,382
MetLife, Inc.	893,441	43,260,413
The Travelers Companies, Inc.	375,173	31,345,704
Validus Holdings Ltd.	463,261	16,413,337
		275,211,003
Real Estate Investment Trusts - 1.1%
Camden Property Trust (SBI)	197,142	13,906,397
Cousins Properties, Inc.	2,000,000	20,500,000
DDR Corp.	500,000	8,540,000
Equity Lifestyle Properties, Inc.	1,237,200	47,619,828
The Macerich Co.	355,418	22,053,687
		112,619,912
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,626,500	37,686,005
TOTAL FINANCIALS		1,848,956,579
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	408,600	$ 47,491,578
Amgen, Inc.	853,065	92,378,409
ARIAD Pharmaceuticals, Inc. (a)	484,800	9,007,584
Biogen Idec, Inc. (a)	261,724	57,089,856
Gilead Sciences, Inc. (a)	2,030,392	124,767,588
Medivation, Inc. (a)	130,000	7,523,100
Onyx Pharmaceuticals, Inc. (a)	232,700	30,553,510
Regeneron Pharmaceuticals, Inc. (a)	36,800	9,938,208
		378,749,833
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	4,772,700	52,117,884
Covidien PLC	919,551	56,671,928
Stryker Corp.	788,600	55,564,756
The Cooper Companies, Inc.	351,815	44,803,640
		209,158,208
Health Care Providers & Services - 1.9%
CIGNA Corp.	916,334	71,318,275
HCA Holdings, Inc.	341,200	13,306,800
Henry Schein, Inc. (a)	437,787	45,455,424
McKesson Corp.	337,254	41,367,576
MEDNAX, Inc. (a)	235,500	22,942,410
UnitedHealth Group, Inc.	169,351	12,337,220
		206,727,705
Health Care Technology - 0.3%
Cerner Corp. (a)	732,800	35,907,200
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	347,200	27,713,504
Thermo Fisher Scientific, Inc.	515,000	46,921,650
		74,635,154
Pharmaceuticals - 4.1%
AbbVie, Inc.	1,854,300	84,333,564
Actavis, Inc. (a)	286,500	38,468,355
Allergan, Inc.	273,513	24,922,505
Bristol-Myers Squibb Co.	737,900	31,906,796
Merck & Co., Inc.	926,346	44,622,087
Perrigo Co.	167,000	20,773,130
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	5,291,809	$ 154,679,577
Zoetis, Inc. Class A	1,145,435	34,145,417
		433,851,431
TOTAL HEALTH CARE		1,339,029,531
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	907,205	75,279,871
Precision Castparts Corp.	203,190	45,051,287
United Technologies Corp.	1,021,948	107,887,050
		228,218,208
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	686,735	40,943,141
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	882,405	38,172,840
Electrical Equipment - 1.4%
Eaton Corp. PLC	776,600	53,546,570
Hubbell, Inc. Class B	479,400	51,463,590
Rockwell Automation, Inc.	477,800	46,274,930
		151,285,090
Industrial Conglomerates - 0.8%
Danaher Corp.	1,302,696	87,723,549
Machinery - 3.0%
Caterpillar, Inc.	832,200	68,997,702
Cummins, Inc.	427,882	51,855,020
Manitowoc Co., Inc.	1,576,600	32,367,598
Pall Corp.	570,127	39,886,085
Parker Hannifin Corp.	554,800	57,299,744
Valmont Industries, Inc.	245,794	34,322,674
Wabtec Corp.	679,200	39,434,352
		324,163,175
Professional Services - 1.1%
Nielsen Holdings B.V.	1,181,600	39,489,072
Towers Watson & Co.	615,248	51,822,339
Verisk Analytics, Inc. (a)	458,000	29,476,880
		120,788,291
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	504,550	$ 37,805,932
Union Pacific Corp.	578,500	91,744,315
		129,550,247
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	124,474	32,629,614
TOTAL INDUSTRIALS		1,153,474,155
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.	6,959,200	177,807,560
Juniper Networks, Inc. (a)	3,446,800	74,692,156
Polycom, Inc. (a)	850,000	8,126,000
		260,625,716
Computers & Peripherals - 4.2%
Apple, Inc.	764,506	345,938,960
EMC Corp.	1,512,300	39,546,645
NCR Corp. (a)	1,405,300	50,590,800
Western Digital Corp.	244,100	15,715,158
		451,791,563
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	2,115,665	48,639,138
Internet Software & Services - 2.5%
Facebook, Inc. Class A (a)	1,760,700	64,846,581
Google, Inc. Class A (a)	199,700	177,253,720
Yahoo!, Inc. (a)	1,036,500	29,115,285
		271,215,586
IT Services - 2.4%
Amdocs Ltd.	1,108,457	42,642,341
Cognizant Technology Solutions Corp. Class A (a)	577,700	41,819,703
Fidelity National Information Services, Inc.	1,338,800	57,782,608
Fiserv, Inc. (a)	494,600	47,600,304
FleetCor Technologies, Inc. (a)	136,800	12,280,536
Global Payments, Inc.	484,100	22,418,671
Total System Services, Inc.	468,700	12,847,067
Visa, Inc. Class A	78,100	13,824,481
		251,215,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp. Class A	1,493,000	$ 41,162,010
Micron Technology, Inc. (a)	1,438,400	19,058,800
Skyworks Solutions, Inc. (a)	542,731	13,036,399
		73,257,209
Software - 4.3%
Adobe Systems, Inc. (a)	1,106,200	52,301,136
Compuware Corp.	2,443,200	27,705,888
Electronic Arts, Inc. (a)	1,317,100	34,402,652
Intuit, Inc.	493,766	31,561,523
Microsoft Corp.	2,625,700	83,576,031
Oracle Corp.	4,769,700	154,299,795
Red Hat, Inc. (a)	251,600	13,025,332
salesforce.com, Inc. (a)	1,195,604	52,307,675
SolarWinds, Inc. (a)	35,000	1,242,150
Symantec Corp.	292,000	7,790,560
		458,212,742
TOTAL INFORMATION TECHNOLOGY		1,814,957,665
MATERIALS - 3.6%
Chemicals - 3.0%
Airgas, Inc.	229,800	23,717,658
Albemarle Corp.	39,305	2,437,303
Ashland, Inc.	312,800	27,163,552
Eastman Chemical Co.	476,703	38,341,222
Ecolab, Inc.	369,095	34,008,413
FMC Corp.	537,600	35,567,616
LyondellBasell Industries NV Class A	561,778	38,599,766
Monsanto Co.	514,400	50,812,432
PPG Industries, Inc.	219,400	35,200,536
Sigma Aldrich Corp.	329,100	27,499,596
		313,348,094
Construction Materials - 0.2%
Vulcan Materials Co.	486,600	22,957,788
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	282,830	32,341,611
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Royal Gold, Inc.	228,700	$ 11,821,503
TOTAL MATERIALS		380,468,996
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (a)	580,700	12,804,435
tw telecom, Inc. (a)	201,800	6,009,604
Verizon Communications, Inc.	2,511,193	124,253,830
		143,067,869
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (a)	352,312	24,749,918
SBA Communications Corp. Class A (a)	739,700	54,804,373
Sprint Corp. (a)	109,756	654,146
T-Mobile US, Inc. (a)	898,863	21,671,587
Telephone & Data Systems, Inc.	236,908	6,280,431
		108,160,455
TOTAL TELECOMMUNICATION SERVICES		251,228,324
UTILITIES - 3.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	579,372	26,853,892
Duke Energy Corp.	929,031	65,961,201
Edison International	633,373	31,573,644
Entergy Corp.	85,800	5,791,500
FirstEnergy Corp.	492,889	18,764,284
PPL Corp.	432,300	13,734,171
		162,678,692
Gas Utilities - 0.0%
ONEOK, Inc.	41,682	2,207,062
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	1,145,218	30,714,747
The AES Corp.	1,230,064	15,301,996
		46,016,743
Multi-Utilities - 1.3%
Ameren Corp.	138,900	4,974,009
CenterPoint Energy, Inc.	1,506,656	37,395,202
Dominion Resources, Inc.	90,500	5,367,555
NiSource, Inc.	476,136	14,626,898
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	854,767	$ 39,225,258
Sempra Energy	455,639	39,927,646
		141,516,568
TOTAL UTILITIES		352,419,065
TOTAL COMMON STOCKS (Cost $8,443,531,282)		10,481,122,176
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 9/12/13 to 10/3/13 (c) (Cost $3,449,853)	$ 3,450,000	3,449,872
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $214,555,704)	214,555,704	214,555,704
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,661,536,839)		10,699,127,752
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,956,441)
NET ASSETS - 100%		$ 10,697,171,311
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
746 CME E-mini S&P 500 Index Contracts	Sept. 2013	$ 62,682,650	$ 1,622,526
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,449,872.
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,239,051 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,263
Fidelity Securities Lending Cash Central Fund	71,471
Total	$ 214,734
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,340,770,323	$ 1,334,531,269	$ -	$ 6,239,054
Consumer Staples	996,264,166	996,264,166	-	-
Energy	1,003,553,372	1,003,553,372	-	-
Financials	1,848,956,579	1,848,956,579	-	-
Health Care	1,339,029,531	1,339,029,531	-	-
Industrials	1,153,474,155	1,153,474,155	-	-
Information Technology	1,814,957,665	1,814,957,665	-	-
Materials	380,468,996	380,468,996	-	-
Telecommunication Services	251,228,324	251,228,324	-	-
Utilities	352,419,065	352,419,065	-	-
U.S. Government and Government Agency Obligations	3,449,872	-	3,449,872	-
Money Market Funds	214,555,704	214,555,704	-	-
Total Investments in Securities:	$ 10,699,127,752	$ 10,689,438,826	$ 3,449,872	$ 6,239,054
Derivative Instruments:
Assets
Futures Contracts	$ 1,622,526	$ 1,622,526	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,622,526	$ -
Total Value of Derivatives	$ 1,622,526	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,446,981,135)	$ 10,484,572,048
Fidelity Central Funds (cost $214,555,704)	214,555,704
Total Investments (cost $8,661,536,839)		$ 10,699,127,752
Segregated cash with brokers for derivative instruments		1,860,600
Receivable for investments sold		198,938,541
Receivable for fund shares sold		1,025,018
Dividends receivable		9,221,531
Distributions receivable from Fidelity Central Funds		26,347
Other receivables		272,338
Total assets		10,910,472,127

Liabilities
Payable to custodian bank	$ 4,416,883
Payable for investments purchased	54,866,132
Payable for fund shares redeemed	148,682,796
Accrued management fee	4,003,248
Payable for daily variation margin for derivative instruments	291,602
Other affiliated payables	960,220
Other payables and accrued expenses	79,935
Total liabilities		213,300,816

Net Assets		$ 10,697,171,311
Net Assets consist of:
Paid in capital		$ 8,031,624,480
Undistributed net investment income		50,953,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		575,425,290
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,039,167,837
Net Assets		$ 10,697,171,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Series All-Sector Equity: Net Asset Value, offering price and redemption price per share ($5,559,831,227 ÷ 398,365,568 shares)	$ 13.96

Class F: Net Asset Value, offering price and redemption price per share ($5,137,340,084 ÷ 368,001,687 shares)	$ 13.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 81,101,813
Interest		2,325
Income from Fidelity Central Funds		214,734
Total income		81,318,872

Expenses
Management fee Basic fee	$ 28,788,584
Performance adjustment	(5,507,983)
Transfer agent fees	5,033,181
Accounting and security lending fees	657,635
Custodian fees and expenses	82,691
Independent trustees' compensation	30,621
Audit	40,443
Legal	7,218
Miscellaneous	71,027
Total expenses before reductions	29,203,417
Expense reductions	(135,145)	29,068,272
Net investment income (loss)		52,250,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	586,119,386
Foreign currency transactions	7,581
Futures contracts	11,730,539
Total net realized gain (loss)		597,857,506
Change in net unrealized appreciation (depreciation) on: Investment securities	715,283,303
Assets and liabilities in foreign currencies	(23,358)
Futures contracts	(582,632)
Total change in net unrealized appreciation (depreciation)		714,677,313
Net gain (loss)		1,312,534,819
Net increase (decrease) in net assets resulting from operations		$ 1,364,785,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,250,600	$ 163,098,693
Net realized gain (loss)	597,857,506	2,114,719,246
Change in net unrealized appreciation (depreciation)	714,677,313	(492,436,742)
Net increase (decrease) in net assets resulting from operations	1,364,785,419	1,785,381,197
Distributions to shareholders from net investment income	(6,631,544)	(157,359,845)
Distributions to shareholders from net realized gain	(259,942,015)	(657,260,030)
Total distributions	(266,573,559)	(814,619,875)
Share transactions - net increase (decrease)	(183,500,313)	(2,796,069,213)
Total increase (decrease) in net assets	914,711,547	(1,825,307,891)

Net Assets
Beginning of period	9,782,459,764	11,607,767,655
End of period (including undistributed net investment income of $50,953,704 and undistributed net investment income of $5,334,648, respectively)	$ 10,697,171,311	$ 9,782,459,764

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series All-Sector Equity

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 12.98	$ 11.32	$ 8.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.10	.09	.09	.03
Net realized and unrealized gain (loss)	1.67	1.72	(.15)	2.63	3.18	(1.52)
Total from investment operations	1.73	1.88	(.05)	2.72	3.27	(1.49)
Distributions from net investment income	(.01)	(.21)	(.10)	(.08)	(.08)	(.03)
Distributions from net realized gain	(.33)	(.92)	(1.01)	(.98)	(.35)	-
Total distributions	(.34)	(1.13)	(1.11)	(1.06)	(.43)	(.03)
Net asset value, end of period	$ 13.96	$ 12.57	$ 11.82	$ 12.98	$ 11.32	$ 8.48
Total Return B, C	14.03%	16.32%	(.12)%	24.87%	38.51%	(14.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.73%	.89%	.91%	.90%	.95% A
Expenses net of fee waivers, if any	.65% A	.73%	.89%	.91%	.90%	.95% A
Expenses net of all reductions	.65% A	.71%	.87%	.89%	.88%	.95% A
Net investment income (loss)	.92% A	1.25%	.81%	.79%	.88%	1.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,559,831	$ 5,293,761	$ 7,338,658	$ 8,937,188	$ 7,142,899	$ 3,056,733
Portfolio turnover rate F	87% A	124%	135%	117%	144%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 17, 2008 (commencement of operations) to January 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 12.98	$ 11.32	$ 9.84
Income from Investment Operations
Net investment income (loss) D	.07	.18	.12	.12	.04
Net realized and unrealized gain (loss)	1.67	1.72	(.14)	2.63	1.89
Total from investment operations	1.74	1.90	(.02)	2.75	1.93
Distributions from net investment income	(.01)	(.24)	(.13)	(.11)	(.10)
Distributions from net realized gain	(.33)	(.92)	(1.01)	(.98)	(.35)
Total distributions	(.34)	(1.16)	(1.14)	(1.09)	(.45)
Net asset value, end of period	$ 13.96	$ 12.56	$ 11.82	$ 12.98	$ 11.32
Total Return B, C	14.13%	16.54%	.10%	25.12%	19.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.53%	.68%	.69%	.63% A
Expenses net of fee waivers, if any	.46% A	.53%	.68%	.69%	.63% A
Expenses net of all reductions	.46% A	.51%	.67%	.67%	.61% A
Net investment income (loss)	1.10% A	1.44%	1.01%	1.01%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,137,340	$ 4,488,699	$ 4,269,110	$ 2,364,419	$ 400,571
Portfolio turnover rate F	87% A	124%	135%	117%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.3	4.4
Exxon Mobil Corp.	4.2	4.8
Pfizer, Inc.	3.8	4.7
Merck & Co., Inc.	3.7	3.8
Citigroup, Inc.	3.3	3.1
Chevron Corp.	3.1	3.8
Occidental Petroleum Corp.	2.9	1.5
JPMorgan Chase & Co.	2.8	2.4
Symantec Corp.	2.4	0.5
Zoetis, Inc. Class A	2.4	0.0
	32.9
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	22.7
Energy	16.4	16.4
Information Technology	13.3	8.6
Health Care	11.6	11.3
Consumer Staples	7.7	7.6
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 96.9%		Stocks 90.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 9.1%
* Foreign investments	1.0%	** Foreign investments	3.6%

Semiannual Report

Fidelity Series Large Cap Value Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.8%
Johnson Controls, Inc.	1,182,623	$ 47,553,271
Automobiles - 1.0%
Ford Motor Co.	3,419,161	57,715,438
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,408,222	98,537,805
DeVry, Inc.	1,137,613	34,219,399
		132,757,204
Media - 2.6%
DISH Network Corp. Class A	1,369,719	61,157,953
Washington Post Co. Class B	172,491	92,689,764
		153,847,717
Multiline Retail - 0.6%
J.C. Penney Co., Inc. (a)(d)	2,240,983	32,718,352
TOTAL CONSUMER DISCRETIONARY		424,591,982
CONSUMER STAPLES - 7.7%
Beverages - 0.3%
PepsiCo, Inc.	209,264	17,481,915
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	1,176,382	72,335,729
Wal-Mart Stores, Inc.	1,199,842	93,515,685
		165,851,414
Food Products - 2.9%
Kraft Foods Group, Inc.	1,496,774	84,687,473
Mondelez International, Inc.	2,741,812	85,736,461
		170,423,934
Household Products - 1.6%
Procter & Gamble Co.	1,132,326	90,925,778
TOTAL CONSUMER STAPLES		444,683,041
ENERGY - 16.4%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	852,647	50,561,967
Halliburton Co.	1,885,209	85,192,595
		135,754,562
Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp.	1,317,231	116,601,288
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	1,300,583	$ 104,371,786
Chevron Corp.	1,400,063	176,253,931
Exxon Mobil Corp.	2,617,798	245,418,563
Occidental Petroleum Corp.	1,900,605	169,248,875
		811,894,443
TOTAL ENERGY		947,649,005
FINANCIALS - 26.6%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	1,534,600	48,263,170
E*TRADE Financial Corp. (a)	6,420,739	95,669,011
Goldman Sachs Group, Inc.	233,131	38,240,478
Raymond James Financial, Inc.	920,465	40,564,893
State Street Corp.	987,299	68,785,121
		291,522,673
Commercial Banks - 7.0%
Fifth Third Bancorp	4,880,142	93,845,131
KeyCorp	10,336,795	127,039,211
U.S. Bancorp	1,459,321	54,461,860
Wells Fargo & Co.	2,232,449	97,111,532
Zions Bancorporation	1,185,002	35,123,459
		407,581,193
Consumer Finance - 2.0%
Capital One Financial Corp.	1,668,191	115,138,543
Diversified Financial Services - 7.8%
Bank of America Corp.	6,843,832	99,919,947
Citigroup, Inc.	3,609,193	188,183,323
JPMorgan Chase & Co.	2,881,250	160,572,063
		448,675,333
Insurance - 4.8%
Allstate Corp.	953,560	48,612,489
American International Group, Inc.	971,261	44,202,088
Assurant, Inc.	475,370	25,746,039
Fidelity National Financial, Inc. Class A	1,127,898	27,610,943
MetLife, Inc.	283,493	13,726,731
Reinsurance Group of America, Inc.	283,770	19,321,899
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	512,959	$ 44,370,954
XL Group PLC Class A	1,807,172	56,654,842
		280,245,985
TOTAL FINANCIALS		1,543,163,727
HEALTH CARE - 11.6%
Health Care Providers & Services - 1.7%
HCA Holdings, Inc.	1,702,090	66,381,510
WellPoint, Inc.	349,532	29,905,958
		96,287,468
Pharmaceuticals - 9.9%
Merck & Co., Inc.	4,414,990	212,670,068
Pfizer, Inc.	7,594,877	221,998,255
Zoetis, Inc. Class A	4,682,375	139,581,599
		574,249,922
TOTAL HEALTH CARE		670,537,390
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.1%
Textron, Inc.	4,462,748	122,190,040
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	591,716	35,029,587
Industrial Conglomerates - 4.3%
General Electric Co.	10,128,994	246,843,582
TOTAL INDUSTRIALS		404,063,209
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	3,935,315	100,547,298
Computers & Peripherals - 0.6%
Hewlett-Packard Co.	1,296,992	33,306,755
Internet Software & Services - 2.0%
Yahoo!, Inc. (a)	4,188,606	117,657,943
IT Services - 0.3%
Global Payments, Inc.	306,909	14,212,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.9%
Xerox Corp.	11,554,982	$ 112,083,325
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A	756,600	20,859,462
Intel Corp.	780,600	18,187,980
Micron Technology, Inc. (a)	672,799	8,914,587
		47,962,029
Software - 5.9%
Activision Blizzard, Inc.	5,118,853	92,036,977
Comverse, Inc.	991,060	31,039,999
Symantec Corp.	5,292,612	141,206,888
Verint Systems, Inc. (a)	2,188,242	78,295,299
		342,579,163
TOTAL INFORMATION TECHNOLOGY		768,349,469
MATERIALS - 4.3%
Chemicals - 1.0%
The Dow Chemical Co.	1,583,194	55,475,118
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	998,322	43,756,453
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc.	844,671	23,887,296
Newmont Mining Corp.	3,334,032	100,020,960
		123,908,256
Paper & Forest Products - 0.5%
International Paper Co.	568,327	27,455,877
TOTAL MATERIALS		250,595,704
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
tw telecom, Inc. (a)	783,921	23,345,167
Wireless Telecommunication Services - 1.0%
Sprint Corp. (a)	1,023,998	6,103,028
T-Mobile US, Inc. (a)	2,227,694	53,709,702
		59,812,730
TOTAL TELECOMMUNICATION SERVICES		83,157,897
Common Stocks - continued
	Shares	Value
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	1,016,900	$ 25,239,458
Sempra Energy	598,625	52,457,509
		77,696,967
TOTAL COMMON STOCKS (Cost $4,448,618,072)		5,614,488,391
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.11% (b)	268,700,839	268,700,839
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	28,131,106	28,131,106
TOTAL MONEY MARKET FUNDS (Cost $296,831,945)		296,831,945
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $4,745,450,017)		5,911,320,336
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(115,027,458)
NET ASSETS - 100%		$ 5,796,292,878
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 201,015
Fidelity Securities Lending Cash Central Fund	1,553,173
Total	$ 1,754,188
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,520,247) - See accompanying schedule: Unaffiliated issuers (cost $4,448,618,072)	$ 5,614,488,391
Fidelity Central Funds (cost $296,831,945)	296,831,945
Total Investments (cost $4,745,450,017)		$ 5,911,320,336
Receivable for investments sold		82,754,558
Receivable for fund shares sold		136,905
Dividends receivable		4,064,164
Distributions receivable from Fidelity Central Funds		21,607
Other receivables		111,764
Total assets		5,998,409,334

Liabilities
Payable for investments purchased	$ 23,376,587
Payable for fund shares redeemed	148,856,304
Accrued management fee	1,120,317
Other affiliated payables	569,224
Other payables and accrued expenses	62,918
Collateral on securities loaned, at value	28,131,106
Total liabilities		202,116,456

Net Assets		$ 5,796,292,878
Net Assets consist of:
Paid in capital		$ 4,111,088,925
Undistributed net investment income		48,057,762
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		471,275,418
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,165,870,773
Net Assets		$ 5,796,292,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Series Large Cap Value: Net Asset Value, offering price and redemption price per share ($3,025,916,351 ÷ 238,115,188 shares)	$ 12.71

Class F: Net Asset Value, offering price and redemption price per share ($2,770,376,527 ÷ 218,074,708 shares)	$ 12.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Large Cap Value Fund

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 58,536,323
Interest		904
Income from Fidelity Central Funds		1,754,188
Total income		60,291,415

Expenses
Management fee Basic fee	$ 16,995,058
Performance adjustment	(9,753,720)
Transfer agent fees	2,908,852
Accounting and security lending fees	574,339
Custodian fees and expenses	71,032
Independent trustees' compensation	19,233
Audit	35,482
Legal	4,920
Interest	79
Miscellaneous	57,647
Total expenses before reductions	10,912,922
Expense reductions	(66,391)	10,846,531
Net investment income (loss)		49,444,884
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	530,452,897
Foreign currency transactions	149
Futures contracts	3,457,955
Total net realized gain (loss)		533,911,001
Change in net unrealized appreciation (depreciation) on: Investment securities	268,000,616
Assets and liabilities in foreign currencies	(874)
Total change in net unrealized appreciation (depreciation)		267,999,742
Net gain (loss)		801,910,743
Net increase (decrease) in net assets resulting from operations		$ 851,355,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,444,884	$ 224,624,266
Net realized gain (loss)	533,911,001	1,139,118,995
Change in net unrealized appreciation (depreciation)	267,999,742	92,981,847
Net increase (decrease) in net assets resulting from operations	851,355,627	1,456,725,108
Distributions to shareholders from net investment income	(3,200,190)	(223,687,239)
Distributions to shareholders from net realized gain	(404,435,961)	(6,697,468)
Total distributions	(407,636,151)	(230,384,707)
Share transactions - net increase (decrease)	(1,691,791,322)	(4,702,541,342)
Total increase (decrease) in net assets	(1,248,071,846)	(3,476,200,941)

Net Assets
Beginning of period	7,044,364,724	10,520,565,665
End of period (including undistributed net investment income of $48,057,762 and undistributed net investment income of $1,813,068, respectively)	$ 5,796,292,878	$ 7,044,364,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Large Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 10.50	$ 12.12	$ 11.05	$ 9.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.18	.14	.13	.05
Net realized and unrealized gain (loss)	1.58	1.47	(.71)	1.80	2.35	(.90)
Total from investment operations	1.67	1.69	(.53)	1.94	2.48	(.85)
Distributions from net investment income	(.01)	(.32)	(.17)	(.13)	(.11)	(.04)
Distributions from net realized gain	(.82)	(.01)	(.92)	(.74)	(.43)	-
Total distributions	(.82) I	(.33)	(1.09)	(.87)	(.54)	(.04)
Net asset value, end of period	$ 12.71	$ 11.86	$ 10.50	$ 12.12	$ 11.05	$ 9.11
Total Return B, C	14.85%	16.27%	(4.28)%	18.02%	27.43%	(8.58)%
Ratios to Average Net Assets E, H
Expenses before reductions	.44% A	.59%	.65%	.73%	.85%	.90% A
Expenses net of fee waivers, if any	.44% A	.59%	.65%	.73%	.85%	.90% A
Expenses net of all reductions	.44% A	.57%	.64%	.72%	.84%	.90% A
Net investment income (loss)	1.53% A	2.02%	1.61%	1.18%	1.24%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,025,916	$ 3,709,616	$ 6,677,103	$ 8,404,097	$ 7,388,558	$ 2,056,896
Portfolio turnover rate F	80% A	136%	121%	102%	138%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 24, 2008 (commencement of operations) to January 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.82 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.818 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.50	$ 12.12	$ 11.05	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.10	.25	.20	.16	.05
Net realized and unrealized gain (loss)	1.59	1.45	(.70)	1.81	1.77
Total from investment operations	1.69	1.70	(.50)	1.97	1.82
Distributions from net investment income	(.01)	(.35)	(.20)	(.16)	(.13)
Distributions from net realized gain	(.82)	(.01)	(.92)	(.74)	(.36)
Total distributions	(.83)	(.36)	(1.12)	(.90)	(.49)
Net asset value, end of period	$ 12.70	$ 11.84	$ 10.50	$ 12.12	$ 11.05
Total Return B, C	14.97%	16.42%	(4.06)%	18.26%	18.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.26% A	.40%	.44%	.50%	.58% A
Expenses net of fee waivers, if any	.26% A	.40%	.44%	.50%	.58% A
Expenses net of all reductions	.26% A	.37%	.43%	.49%	.57% A
Net investment income (loss)	1.71% A	2.21%	1.81%	1.40%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,770,377	$ 3,334,749	$ 3,843,463	$ 2,205,519	$ 447,080
Portfolio turnover rate F	80% A	136%	121%	102%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series All-Sector Equity Fund and Fidelity® Series Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. Fidelity Series Large Cap Value Fund offers Series Large Cap Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, redemption in-kind and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series All-Sector Equity Fund	$ 8,676,103,770	$ 2,073,135,279	$ (50,111,297)	$ 2,023,023,982
Fidelity Series Large Cap Value Fund	4,780,176,386	1,254,073,828	(122,929,878)	1,131,143,950

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts (a)	$ 11,730,539	$ (582,632)

Fidelity Series Large Cap Value Fund
Equity Risk
Futures Contracts (a)	3,457,955	-

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	4,393,347,957	4,735,076,293
Fidelity Series Large Cap Value Fund	2,319,799,033	3,903,087,986

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series All-Sector Equty Fund and Fidelity Series Large Cap Value Fund is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series All-Sector Equity Fund	.30%	.25%	.45%
Fidelity Series Large Cap Value Fund	.30%	.25%	.24%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Series All-Sector Equity Fund	Amount	% of Average Net Assets*
Series All-Sector Equity	$ 5,033,181.18
Fidelity Series Large Cap Value Fund
Series Large Cap Value	2,908,852.18

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$ 113,883
Fidelity Series Large Cap Value Fund	200,566

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Value Fund	Borrower	$ 9,435,000.30%		$ 79

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$ 11,690
Fidelity Series Large Cap Value Fund	7,664

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at

Semiannual Report

8. Security Lending - continued

period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series All-Sector Equity Fund	$ 71,471	$ -
Fidelity Series Large Cap Value Fund	$ 1,553,173	$ 162,456

9. Expense Reductions.

Commissions paid to brokers with whom FMR places trades on behalf of Certain Funds include an amount in addition to trade execution, which is rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series All-Sector Equity Fund	$ 134,928	$ 217
Fidelity Series Large Cap Value Fund	66,090	301

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$ 3,320,618	$ 80,702,951
Class F	3,310,926	76,656,894
Total	$ 6,631,544	$ 157,359,845
From net realized gain
Series All-Sector Equity	$ 137,805,635	$ 362,179,097
Class F	122,136,380	295,080,933
Total	$ 259,942,015	$ 657,260,030

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended July 31, 2013	Year ended January 31, 2013
Fidelity Series Large Cap Value Fund
From net investment income
Series Large Cap Value	$ 1,564,518	$ 112,830,391
Class F	1,635,672	110,856,848
Total	$ 3,200,190	$ 223,687,239
From net realized gain
Series Large Cap Value	$ 213,295,917	$ 3,548,126
Class F	191,140,044	3,149,342
Total	$ 404,435,961	$ 6,697,468

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	13,275,112	77,659,097	$ 173,118,579	$ 960,279,546
Reinvestment of distributions	11,112,303	36,937,619	141,126,253	442,882,048
Shares redeemed	(47,149,384)	(314,519,747)A	(621,784,384)	(4,035,138,002)A
Net increase (decrease)	(22,761,969)	(199,923,031)	$ (307,539,552)	$ (2,631,976,408)
Class F
Shares sold	31,195,400	164,922,173	$ 404,960,682	$ 2,056,892,807
Reinvestment of distributions	9,885,525	31,029,869	125,447,306	371,737,828
Shares redeemed	(30,368,558)	(199,902,700)A	(406,368,749)	(2,592,723,440)A
Net increase (decrease)	10,712,367	(3,950,658)	$ 124,039,239	$ (164,092,805)
Fidelity Series Large Cap Value Fund
Series Large Cap Value
Shares sold	7,167,125	49,533,288	$ 85,519,648	$ 543,508,101
Reinvestment of distributions	18,683,516	10,428,182	214,860,434	116,378,517
Shares redeemed	(100,633,376)	(382,691,344)A	(1,213,728,043)	(4,339,373,298)A
Net increase (decrease)	(74,782,735)	(322,729,874)	$ (913,347,961)	$ (3,679,486,680)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class F
Shares sold	18,170,506	136,305,797	$ 216,813,794	$ 1,502,438,190
Reinvestment of distributions	16,777,695	10,224,770	192,775,717	114,006,190
Shares redeemed	(98,455,846)	(230,847,101)A	(1,188,032,872)	(2,639,499,042)A
Net increase (decrease)	(63,507,645)	(84,316,534)	$ (778,443,361)	$ (1,023,054,662)

A Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

In July 2013, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Series Large Cap Value Fund will distribute all of its net assets in the form of securities and cash to its shareholders in the 4th Quarter of 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund

On March 13, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will prospectively change the index used to calculate the fund's performance adjustment from the S&P 500 Index (the Current Index) to the Russell 1000 Index (the Proposed Index). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR) (the Investment Adviser), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, related investment philosophy, and the purpose of the Series funds generally. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Adviser under the Amended Contract and noted that there would be no change in the services currently provided.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. In determining whether the Proposed Index is an appropriate index against which to measure the fund's investment performance, the Board considered that the fund was designed for and dedicated to the investment needs of the Fidelity Freedom Funds and benchmarking the fund to the Proposed Index will better align with the Freedom Funds portfolio construction process and provide a more appropriate performance comparison for the fund. The Board considered the rolling 36-month returns of the fund's retail class compared to the rolling 36-month returns of the Current Index and the Proposed Index over the last three years ended January 31, 2013. The Board noted that the fund outperformed and underperformed the Current Index and the Proposed Index at different times over the rolling 36-month period ended January 31, 2013.

The Board considered the performance of the Current Index compared to the performance of the Proposed Index over the past four calendar years. The Board noted that the two indices have performed differently at times over the period, with the Proposed Index slightly outperforming the Current Index in three of the last four calendar years (since the fund's inception in October 2008). The Board also noted that the Proposed Index outperformed the Current Index from the fund's inception through January 31, 2013, and that the fund's retail class outperformed the Current Index and Proposed Index in three of the past four calendar years. The Board considered that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2012 meeting, the Board had reviewed the fund's retail class returns and the returns of the Current Index over the one- and three year periods ended December 31, 2011. At the time the Board noted that the relative investment performance of the fund's retail class compared favorably to the Current Index for the three-year period, although its one-year return was lower than the Current Index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that, because the change in the index used to calculate the fund's performance adjustment will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index. Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (with the Current Index) for the 12-month period ended January 31, 2013, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the Proposed Index) had been in effect during that period. The Board noted that, under the current management contract, the fund's basic fee was decreased by a negative performance adjustment of approximately 4.3 basis points and that, if the Amended Contract had been in effect during the 12-month period ended January 31, 2013, the fund's basic fee would have been decreased by a negative performance adjustment of 6.6 basis points. As a result, the fund's hypothetical management fee would have been 2.2 basis points ($2.7 million) lower if the Amended Contract had been in effect during that period.

Semiannual Report

The Board noted that at its 2012 meeting it received and considered materials relating to its review of total expenses for the fund in connection with it annual renewal of the fund's current management contract.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Proposed Index - the Board will review total expenses for each class of the fund compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

Based on its review, the Board concluded that the fund's management fee was reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Proposed Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

Fidelity Series All-Sector Equity Fund
Fidelity Series Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the funds, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of Fidelity Series All-Sector Equity Fund in March 2011, October 2012 and June 2013 and for Fidelity Series Large Cap Value Fund in March 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of Fidelity Series Large Cap Value Fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series All-Sector Equity Fund

Fidelity Series Large Cap Value Fund

The Board noted that at its July 2013 meeting FMR proposed, and the Board approved, a proposal to liquidate Fidelity Series Large Cap Value Fund.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series All-Sector Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Fidelity Series Large Cap Value Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other funds advised by FMR or an affiliate, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL
Fidelity Series All-Sector Equity Fund

JPMorgan Chase Bank

New York, NY
Fidelity Series Large Cap Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DLF-SANN-0913
1.873098.104

Fidelity®

Stock Selector Large Cap Value

Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	.95%
Actual		$ 1,000.00	$ 1,144.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.25%
Actual		$ 1,000.00	$ 1,142.80	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class B	1.74%
Actual		$ 1,000.00	$ 1,139.90	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Class C	1.74%
Actual		$ 1,000.00	$ 1,139.80	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Stock Selector Large Cap Value	.66%
Actual		$ 1,000.00	$ 1,146.50	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,146.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.3	2.9
Berkshire Hathaway, Inc. Class B	3.1	2.9
Merck & Co., Inc.	2.9	2.4
General Electric Co.	2.8	3.2
Chevron Corp.	2.8	0.0
Occidental Petroleum Corp.	2.3	2.5
Kennedy-Wilson Holdings, Inc.	1.9	2.2
Suncor Energy, Inc.	1.9	1.6
Canadian Natural Resources Ltd.	1.8	1.3
UnitedHealth Group, Inc.	1.8	1.3
	24.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	25.8
Energy	14.6	16.3
Health Care	12.5	11.1
Industrials	9.0	10.1
Information Technology	8.8	5.7
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks and Equity Futures 97.1%		Stocks and Equity Futures 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.2%	** Foreign investments	13.6%

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.2%
Delphi Automotive PLC	62,300	$ 3,346,756
TRW Automotive Holdings Corp. (a)	43,000	3,152,330
		6,499,086
Household Durables - 0.7%
Whirlpool Corp.	28,200	3,777,108
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	184,000	4,500,640
Media - 2.1%
Comcast Corp. Class A	107,175	4,831,449
News Corp. Class A (a)	37,025	589,808
Omnicom Group, Inc.	26,500	1,703,155
Twenty-First Century Fox, Inc. Class A	148,100	4,425,228
		11,549,640
Multiline Retail - 0.9%
Macy's, Inc.	46,950	2,269,563
Target Corp.	37,534	2,674,298
		4,943,861
Specialty Retail - 0.5%
Staples, Inc.	170,000	2,893,400
TOTAL CONSUMER DISCRETIONARY		34,163,735
CONSUMER STAPLES - 5.9%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	50,700	2,538,042
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	49,000	3,819,060
Walgreen Co.	87,040	4,373,760
		8,192,820
Food Products - 2.2%
Archer Daniels Midland Co.	73,000	2,662,310
Mondelez International, Inc.	221,590	6,929,119
The J.M. Smucker Co.	23,920	2,691,478
		12,282,907
Household Products - 1.1%
Procter & Gamble Co.	39,580	3,178,274
Reckitt Benckiser Group PLC	42,865	3,051,100
		6,229,374
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A (a)	180,400	$ 3,101,076
TOTAL CONSUMER STAPLES		32,344,219
ENERGY - 14.6%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	67,400	4,729,458
Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp.	89,820	7,950,866
Apache Corp.	45,900	3,683,475
Canadian Natural Resources Ltd.	322,200	9,985,032
Chevron Corp.	120,400	15,157,156
Marathon Petroleum Corp.	92,300	6,768,359
Noble Energy, Inc.	79,360	4,959,206
Occidental Petroleum Corp.	140,778	12,536,281
Suncor Energy, Inc.	328,000	10,365,962
The Williams Companies, Inc.	115,898	3,960,235
		75,366,572
TOTAL ENERGY		80,096,030
FINANCIALS - 27.5%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	158,000	4,969,100
Invesco Ltd.	85,800	2,761,902
Morgan Stanley	153,700	4,182,177
SWS Group, Inc. (a)	201,000	1,197,960
		13,111,139
Commercial Banks - 8.9%
CIT Group, Inc. (a)	95,900	4,805,549
First Citizen Bancshares, Inc.	27,700	5,803,150
Itau Unibanco Holding SA sponsored ADR	217,580	2,774,145
PNC Financial Services Group, Inc.	92,100	7,004,205
Popular, Inc. (a)	123,280	4,055,912
U.S. Bancorp	164,100	6,124,212
Wells Fargo & Co.	421,300	18,326,549
		48,893,722
Consumer Finance - 1.2%
Cash America International, Inc.	45,000	1,890,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Acceptance Corp. (a)	1,000	$ 112,490
EZCORP, Inc. (non-vtg.) Class A (a)	167,000	3,019,360
SLM Corp.	69,500	1,717,345
		6,739,195
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc.	320,900	5,198,580
Insurance - 8.7%
ACE Ltd.	64,500	5,894,010
AFLAC, Inc.	63,450	3,913,596
Berkshire Hathaway, Inc. Class B (a)	145,457	16,854,103
Donegal Group, Inc. Class A	90,500	1,244,375
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,038,847
MetLife, Inc.	97,700	4,730,634
National Western Life Insurance Co. Class A	8,850	1,893,458
Old Republic International Corp.	191,200	2,762,840
StanCorp Financial Group, Inc.	55,000	2,919,950
Torchmark Corp.	58,350	4,147,518
		47,399,331
Real Estate Investment Trusts - 2.1%
American Tower Corp.	34,200	2,421,018
Boston Properties, Inc.	27,400	2,930,430
CyrusOne, Inc.	69,000	1,404,150
Eurobank Properties Real Estate Investment Co. (a)	312,000	2,868,128
New Residential Investment Corp.	110,000	729,300
Newcastle Investment Corp.	110,000	638,000
RAIT Financial Trust	40,000	302,400
		11,293,426
Real Estate Management & Development - 2.2%
Consolidated-Tomoka Land Co.	34,900	1,355,865
Kennedy-Wilson Holdings, Inc.	611,500	10,456,650
		11,812,515
Thrifts & Mortgage Finance - 1.1%
Beneficial Mutual Bancorp, Inc. (a)	215,000	1,853,300
Meridian Interstate Bancorp, Inc. (a)	202,500	4,143,150
		5,996,450
TOTAL FINANCIALS		150,444,358
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 0.4%
Amgen, Inc.	22,600	$ 2,447,354
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	44,700	3,264,888
Health Care Providers & Services - 3.8%
HCA Holdings, Inc.	99,200	3,868,800
Quest Diagnostics, Inc.	50,300	2,932,993
UnitedHealth Group, Inc.	133,700	9,740,045
WellPoint, Inc.	52,401	4,483,430
		21,025,268
Pharmaceuticals - 7.7%
Actavis, Inc. (a)	26,700	3,585,009
Allergan, Inc.	22,800	2,077,536
Johnson & Johnson	98,000	9,163,000
Mallinckrodt PLC (a)	78,400	3,597,776
Merck & Co., Inc.	333,400	16,059,878
Pfizer, Inc.	49,200	1,438,116
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,400	2,834,580
Valeant Pharmaceuticals International, Inc. (Canada) (a)	33,200	3,080,479
		41,836,374
TOTAL HEALTH CARE		68,573,884
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	51,800	4,420,612
Air Freight & Logistics - 1.0%
FedEx Corp.	49,500	5,247,000
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	38,300	1,064,740
Waste Management, Inc.	72,101	3,030,405
		4,095,145
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	165,700	5,617,230
URS Corp.	139,400	6,482,100
		12,099,330
Industrial Conglomerates - 3.3%
Danaher Corp.	37,800	2,545,452
General Electric Co.	633,700	15,443,269
		17,988,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Terex Corp. (a)	61,800	$ 1,821,864
Road & Rail - 0.6%
CSX Corp.	141,700	3,515,577
TOTAL INDUSTRIALS		49,188,249
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	263,500	6,732,425
Juniper Networks, Inc. (a)	163,000	3,532,210
		10,264,635
Computers & Peripherals - 2.6%
Apple, Inc.	19,000	8,597,500
EMC Corp.	206,900	5,410,435
		14,007,935
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	75,823	3,461,320
Jabil Circuit, Inc.	225,848	5,192,246
		8,653,566
IT Services - 0.6%
Global Payments, Inc.	75,700	3,505,667
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	195,400	5,387,178
Intersil Corp. Class A	231,238	2,360,940
		7,748,118
Software - 0.7%
Oracle Corp.	119,700	3,872,295
TOTAL INFORMATION TECHNOLOGY		48,052,216
MATERIALS - 2.6%
Chemicals - 1.8%
Ashland, Inc.	35,300	3,065,452
Eastman Chemical Co.	48,100	3,868,683
LyondellBasell Industries NV Class A	40,020	2,749,774
		9,683,909
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	22,070	2,523,705
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Goldcorp, Inc.	33,000	$ 930,786
Walter Energy, Inc. (d)	81,000	906,390
		1,837,176
TOTAL MATERIALS		14,044,790
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	226,100	7,974,547
CenturyLink, Inc.	102,414	3,671,542
Frontier Communications Corp. (d)	235,200	1,025,472
		12,671,561
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)(d)	356,900	2,562,542
TOTAL TELECOMMUNICATION SERVICES		15,234,103
UTILITIES - 6.2%
Electric Utilities - 2.9%
Edison International	79,500	3,963,075
ITC Holdings Corp.	38,900	3,569,853
NextEra Energy, Inc.	49,410	4,279,400
Northeast Utilities	87,200	3,872,552
		15,684,880
Gas Utilities - 0.8%
Atmos Energy Corp.	67,400	2,981,776
Questar Corp.	68,900	1,643,954
		4,625,730
Multi-Utilities - 2.5%
NiSource, Inc.	139,600	4,288,512
PG&E Corp.	82,800	3,799,692
Sempra Energy	61,450	5,384,864
		13,473,068
TOTAL UTILITIES		33,783,678
TOTAL COMMON STOCKS (Cost $461,151,877)		525,925,262
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	$ 564
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 (e) (Cost $179,993)	$ 180,000	179,991
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	20,472,568	20,472,568
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,749,750	1,749,750
TOTAL MONEY MARKET FUNDS (Cost $22,222,318)		22,222,318
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $483,695,423)		548,328,135
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,293,323)
NET ASSETS - 100%		$ 547,034,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
63 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 5,438,160	$ 220,055

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,377
Fidelity Securities Lending Cash Central Fund	24,842
Total	$ 33,219
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,163,735	$ 34,163,735	$ -	$ -
Consumer Staples	32,344,219	32,344,219	-	-
Energy	80,096,030	80,096,030	-	-
Financials	150,444,922	150,444,922	-	-
Health Care	68,573,884	68,573,884	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 49,188,249	$ 49,188,249	$ -	$ -
Information Technology	48,052,216	48,052,216	-	-
Materials	14,044,790	14,044,790	-	-
Telecommunication Services	15,234,103	15,234,103	-	-
Utilities	33,783,678	33,783,678	-	-
U.S. Government and Government Agency Obligations	179,991	-	179,991	-
Money Market Funds	22,222,318	22,222,318	-	-
Total Investments in Securities:	$ 548,328,135	$ 548,148,144	$ 179,991	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 220,055	$ 220,055	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 220,055	$ -
Total Value of Derivatives	$ 220,055	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
Canada	5.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,717,198) - See accompanying schedule: Unaffiliated issuers (cost $461,473,105)	$ 526,105,817
Fidelity Central Funds (cost $22,222,318)	22,222,318
Total Investments (cost $483,695,423)		$ 548,328,135
Cash		77,036
Receivable for investments sold		857,963
Receivable for fund shares sold		435,234
Dividends receivable		387,279
Distributions receivable from Fidelity Central Funds		4,283
Receivable for daily variation margin for derivative instruments		6,930
Other receivables		4,195
Total assets		550,101,055

Liabilities
Payable for investments purchased	$ 506,941
Payable for fund shares redeemed	458,519
Accrued management fee	186,150
Distribution and service plan fees payable	14,840
Other affiliated payables	115,428
Other payables and accrued expenses	34,615
Collateral on securities loaned, at value	1,749,750
Total liabilities		3,066,243

Net Assets		$ 547,034,812
Net Assets consist of:
Paid in capital		$ 795,705,594
Undistributed net investment income		3,627,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,151,182)
Net unrealized appreciation (depreciation) on investments		64,852,767
Net Assets		$ 547,034,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,842,666 ÷ 1,535,779 shares)	$ 14.22

Maximum offering price per share (100/94.25 of $14.22)	$ 15.09
Class T: Net Asset Value and redemption price per share ($7,918,836 ÷ 557,183 shares)	$ 14.21

Maximum offering price per share (100/96.50 of $14.21)	$ 14.73
Class B: Net Asset Value and offering price per share ($1,718,344 ÷ 121,168 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($6,957,926 ÷ 496,203 shares)A	$ 14.02

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($504,903,706 ÷ 35,242,490 shares)	$ 14.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,693,334 ÷ 258,844 shares)	$ 14.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,481,884
Interest		86
Income from Fidelity Central Funds		33,219
Total income		5,515,189

Expenses
Management fee Basic fee	$ 1,451,749
Performance adjustment	(510,564)
Transfer agent fees	590,473
Distribution and service plan fees	82,630
Accounting and security lending fees	100,767
Custodian fees and expenses	19,249
Independent trustees' compensation	1,546
Registration fees	65,451
Audit	25,648
Legal	475
Miscellaneous	2,014
Total expenses before reductions	1,829,438
Expense reductions	(9,015)	1,820,423
Net investment income (loss)		3,694,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,525,787
Foreign currency transactions	2,490
Futures contracts	1,035,119
Total net realized gain (loss)		33,563,396
Change in net unrealized appreciation (depreciation) on: Investment securities	34,245,824
Assets and liabilities in foreign currencies	694
Futures contracts	(109,167)
Total change in net unrealized appreciation (depreciation)		34,137,351
Net gain (loss)		67,700,747
Net increase (decrease) in net assets resulting from operations		$ 71,395,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,694,766	$ 9,916,334
Net realized gain (loss)	33,563,396	29,669,811
Change in net unrealized appreciation (depreciation)	34,137,351	43,960,221
Net increase (decrease) in net assets resulting from operations	71,395,513	83,546,366
Distributions to shareholders from net investment income	(460,986)	(9,512,706)
Share transactions - net increase (decrease)	(23,859,141)	(89,844,793)
Total increase (decrease) in net assets	47,075,386	(15,811,133)

Net Assets
Beginning of period	499,959,426	515,770,559
End of period (including undistributed net investment income of $3,627,633 and undistributed net investment income of $393,853, respectively)	$ 547,034,812	$ 499,959,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.08	.20	.14	.09	.09	.16
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.38	1.85	(6.00)
Total from investment operations	1.80	1.93	.16	1.47	1.94	(5.84)
Distributions from net investment income	(.01)	(.21)	(.17)	(.10)	(.12)	(.17)
Net asset value, end of period	$ 14.22	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53
Total Return B, C, D	14.48%	18.15%	1.58%	15.79%	25.74%	(43.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.87%	.87%	1.00%	1.15%	1.17%
Expenses net of fee waivers, if any	.95% A	.87%	.87%	1.00%	1.15%	1.17%
Expenses net of all reductions	.95% A	.85%	.86%	1.00%	1.13%	1.17%
Net investment income (loss)	1.15% A	1.74%	1.38%	.87%	1.08%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,843	$ 18,234	$ 18,900	$ 20,815	$ 23,778	$ 22,577
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53
Income from Investment Operations
Net investment income (loss) E	.06	.17	.12	.06	.07	.12
Net realized and unrealized gain (loss)	1.72	1.73	.01	1.39	1.84	(5.97)
Total from investment operations	1.78	1.90	.13	1.45	1.91	(5.85)
Distributions from net investment income	(.01)	(.18)	(.15)	(.07)	(.09)	(.14)
Net asset value, end of period	$ 14.21	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54
Total Return B, C, D	14.28%	17.88%	1.26%	15.50%	25.30%	(43.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.14%	1.14%	1.29%	1.45%	1.49%
Expenses net of fee waivers, if any	1.25% A	1.14%	1.14%	1.29%	1.45%	1.49%
Expenses net of all reductions	1.25% A	1.12%	1.13%	1.28%	1.44%	1.49%
Net investment income (loss)	.85% A	1.48%	1.11%	.59%	.78%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,919	$ 6,544	$ 5,603	$ 5,625	$ 9,101	$ 9,792
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.02	.11	.07	.01	.02	.07
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.38	1.85	(5.98)
Total from investment operations	1.74	1.84	.09	1.39	1.87	(5.91)
Distributions from net investment income	- I	(.12)	(.09)	(.02)	(.05)	(.10)
Net asset value, end of period	$ 14.18	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53
Total Return B, C, D	13.99%	17.24%	.86%	14.87%	24.79%	(43.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.63%	1.62%	1.80%	1.98%	2.07%
Expenses net of fee waivers, if any	1.74% A	1.63%	1.62%	1.80%	1.98%	2.00%
Expenses net of all reductions	1.74% A	1.60%	1.62%	1.79%	1.97%	2.00%
Net investment income (loss)	.37% A	.99%	.63%	.08%	.24%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,718	$ 1,645	$ 1,819	$ 2,274	$ 2,711	$ 2,600
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52
Income from Investment Operations
Net investment income (loss) E	.02	.11	.07	.01	.03	.08
Net realized and unrealized gain (loss)	1.70	1.72	.01	1.36	1.84	(5.97)
Total from investment operations	1.72	1.83	.08	1.37	1.87	(5.89)
Distributions from net investment income	- I	(.14)	(.10)	(.04)	(.06)	(.14)
Net asset value, end of period	$ 14.02	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49
Total Return B, C, D	13.98%	17.32%	.85%	14.79%	24.97%	(43.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.63%	1.62%	1.75%	1.89%	1.91%
Expenses net of fee waivers, if any	1.74% A	1.63%	1.62%	1.75%	1.89%	1.91%
Expenses net of all reductions	1.74% A	1.61%	1.61%	1.74%	1.88%	1.91%
Net investment income (loss)	.37% A	.99%	.63%	.13%	.34%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,958	$ 5,839	$ 4,979	$ 3,959	$ 3,491	$ 2,352
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57
Income from Investment Operations
Net investment income (loss) D	.10	.23	.18	.11	.12	.20
Net realized and unrealized gain (loss)	1.73	1.75	.01	1.40	1.86	(6.02)
Total from investment operations	1.83	1.98	.19	1.51	1.98	(5.82)
Distributions from net investment income	(.01)	(.24)	(.20)	(.13)	(.14)	(.19)
Net asset value, end of period	$ 14.33	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56
Total Return B, C	14.65%	18.55%	1.85%	16.09%	26.21%	(43.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.57%	.57%	.73%	.85%	.86%
Expenses net of fee waivers, if any	.66% A	.57%	.57%	.73%	.85%	.86%
Expenses net of all reductions	.66% A	.55%	.56%	.72%	.84%	.86%
Net investment income (loss)	1.44% A	2.05%	1.68%	1.15%	1.38%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,904	$ 465,702	$ 482,950	$ 803,009	$ 914,828	$ 916,490
Portfolio turnover rate F	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54
Income from Investment Operations
Net investment income (loss) D	.10	.23	.17	.11	.12	.20
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.39	1.85	(6.01)
Total from investment operations	1.82	1.96	.19	1.50	1.97	(5.81)
Distributions from net investment income	(.01)	(.24)	(.19)	(.13)	(.14)	(.19)
Net asset value, end of period	$ 14.27	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54
Total Return B, C	14.63%	18.42%	1.92%	16.04%	26.18%	(43.00)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.61%	.60%	.74%	.87%	.85%
Expenses net of fee waivers, if any	.68% A	.61%	.60%	.74%	.87%	.85%
Expenses net of all reductions	.67% A	.58%	.60%	.73%	.86%	.85%
Net investment income (loss)	1.43% A	2.01%	1.65%	1.14%	1.36%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,693	$ 1,995	$ 1,519	$ 1,876	$ 2,279	$ 1,304
Portfolio turnover rate F	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 83,524,680
Gross unrealized depreciation	(23,111,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,413,477

Tax cost	$ 487,914,658

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (156,071,106)
2018	(188,104,839)
Total with expiration	$ (344,175,945)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,035,119 and a change in net unrealized appreciation (depreciation) of ($109,167) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,577,882 and $238,812,749, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 24,998	$ 1,629
Class T	.25%	.25%	17,916	316
Class B	.75%	.25%	8,257	6,324
Class C	.75%	.25%	31,459	6,809
			$ 82,630	$ 15,078

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,058
Class T	1,568
Class B*	1,877
Class C*	1,540
$ 10,043

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,231.26
Class T	11,215.31
Class B	2,488.30
Class C	9,496.30
Stock Selector Large Cap Value	538,033.22
Institutional Class	3,010.24
	$ 590,473

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,657 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $583 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

8. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,842, including $106 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $7,746 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,269.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Class A	$ 13,247	$ 304,000
Class T	3,135	93,858
Class B	-	16,188
Class C	-	63,927
Stock Selector Large Cap Value	442,562	8,993,963
Institutional Class	2,042	40,770
Total	$ 460,986	$ 9,512,706

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class A
Shares sold	205,932	251,269	$ 2,714,286	$ 2,848,724
Reinvestment of distributions	955	24,461	12,310	281,542
Shares redeemed	(137,650)	(573,384)	(1,812,705)	(6,434,025)
Net increase (decrease)	69,237	(297,654)	$ 913,891	$ (3,303,759)
Class T
Shares sold	90,981	131,721	$ 1,204,474	$ 1,501,274
Reinvestment of distributions	240	8,058	3,098	92,826
Shares redeemed	(60,083)	(136,167)	(792,653)	(1,544,492)
Net increase (decrease)	31,138	3,612	$ 414,919	$ 49,608
Class B
Shares sold	2,049	1,157	$ 26,915	$ 13,142
Reinvestment of distributions	-	1,236	-	14,255
Shares redeemed	(13,148)	(39,897)	(169,752)	(452,422)
Net increase (decrease)	(11,099)	(37,504)	$ (142,837)	$ (425,025)
Class C
Shares sold	66,707	162,948	$ 877,655	$ 1,812,867
Reinvestment of distributions	-	4,869	-	55,503
Shares redeemed	(45,252)	(162,163)	(583,253)	(1,799,733)
Net increase (decrease)	21,455	5,654	$ 294,402	$ 68,637
Stock Selector Large Cap Value
Shares sold	3,478,949	3,974,459	$ 46,415,436	$ 45,488,310
Reinvestment of distributions	33,283	757,439	431,681	8,771,144
Shares redeemed	(5,499,486)	(12,329,354)	(73,496,816)	(140,694,347)
Net increase (decrease)	(1,987,254)	(7,597,456)	$ (26,649,699)	$ (86,434,893)
Institutional Class
Shares sold	117,897	54,716	$ 1,571,619	$ 619,947
Reinvestment of distributions	151	3,536	1,947	40,770
Shares redeemed	(19,355)	(39,612)	(263,383)	(460,078)
Net increase (decrease)	98,693	18,640	$ 1,310,183	$ 200,639

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in April 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LCV-USAN-0913
1.900196.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector Large
Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	.95%
Actual		$ 1,000.00	$ 1,144.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.25%
Actual		$ 1,000.00	$ 1,142.80	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class B	1.74%
Actual		$ 1,000.00	$ 1,139.90	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Class C	1.74%
Actual		$ 1,000.00	$ 1,139.80	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Stock Selector Large Cap Value	.66%
Actual		$ 1,000.00	$ 1,146.50	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,146.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.3	2.9
Berkshire Hathaway, Inc. Class B	3.1	2.9
Merck & Co., Inc.	2.9	2.4
General Electric Co.	2.8	3.2
Chevron Corp.	2.8	0.0
Occidental Petroleum Corp.	2.3	2.5
Kennedy-Wilson Holdings, Inc.	1.9	2.2
Suncor Energy, Inc.	1.9	1.6
Canadian Natural Resources Ltd.	1.8	1.3
UnitedHealth Group, Inc.	1.8	1.3
	24.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	25.8
Energy	14.6	16.3
Health Care	12.5	11.1
Industrials	9.0	10.1
Information Technology	8.8	5.7
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks and Equity Futures 97.1%		Stocks and Equity Futures 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.2%	** Foreign investments	13.6%

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.2%
Delphi Automotive PLC	62,300	$ 3,346,756
TRW Automotive Holdings Corp. (a)	43,000	3,152,330
		6,499,086
Household Durables - 0.7%
Whirlpool Corp.	28,200	3,777,108
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	184,000	4,500,640
Media - 2.1%
Comcast Corp. Class A	107,175	4,831,449
News Corp. Class A (a)	37,025	589,808
Omnicom Group, Inc.	26,500	1,703,155
Twenty-First Century Fox, Inc. Class A	148,100	4,425,228
		11,549,640
Multiline Retail - 0.9%
Macy's, Inc.	46,950	2,269,563
Target Corp.	37,534	2,674,298
		4,943,861
Specialty Retail - 0.5%
Staples, Inc.	170,000	2,893,400
TOTAL CONSUMER DISCRETIONARY		34,163,735
CONSUMER STAPLES - 5.9%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	50,700	2,538,042
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	49,000	3,819,060
Walgreen Co.	87,040	4,373,760
		8,192,820
Food Products - 2.2%
Archer Daniels Midland Co.	73,000	2,662,310
Mondelez International, Inc.	221,590	6,929,119
The J.M. Smucker Co.	23,920	2,691,478
		12,282,907
Household Products - 1.1%
Procter & Gamble Co.	39,580	3,178,274
Reckitt Benckiser Group PLC	42,865	3,051,100
		6,229,374
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A (a)	180,400	$ 3,101,076
TOTAL CONSUMER STAPLES		32,344,219
ENERGY - 14.6%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	67,400	4,729,458
Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp.	89,820	7,950,866
Apache Corp.	45,900	3,683,475
Canadian Natural Resources Ltd.	322,200	9,985,032
Chevron Corp.	120,400	15,157,156
Marathon Petroleum Corp.	92,300	6,768,359
Noble Energy, Inc.	79,360	4,959,206
Occidental Petroleum Corp.	140,778	12,536,281
Suncor Energy, Inc.	328,000	10,365,962
The Williams Companies, Inc.	115,898	3,960,235
		75,366,572
TOTAL ENERGY		80,096,030
FINANCIALS - 27.5%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	158,000	4,969,100
Invesco Ltd.	85,800	2,761,902
Morgan Stanley	153,700	4,182,177
SWS Group, Inc. (a)	201,000	1,197,960
		13,111,139
Commercial Banks - 8.9%
CIT Group, Inc. (a)	95,900	4,805,549
First Citizen Bancshares, Inc.	27,700	5,803,150
Itau Unibanco Holding SA sponsored ADR	217,580	2,774,145
PNC Financial Services Group, Inc.	92,100	7,004,205
Popular, Inc. (a)	123,280	4,055,912
U.S. Bancorp	164,100	6,124,212
Wells Fargo & Co.	421,300	18,326,549
		48,893,722
Consumer Finance - 1.2%
Cash America International, Inc.	45,000	1,890,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Acceptance Corp. (a)	1,000	$ 112,490
EZCORP, Inc. (non-vtg.) Class A (a)	167,000	3,019,360
SLM Corp.	69,500	1,717,345
		6,739,195
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc.	320,900	5,198,580
Insurance - 8.7%
ACE Ltd.	64,500	5,894,010
AFLAC, Inc.	63,450	3,913,596
Berkshire Hathaway, Inc. Class B (a)	145,457	16,854,103
Donegal Group, Inc. Class A	90,500	1,244,375
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,038,847
MetLife, Inc.	97,700	4,730,634
National Western Life Insurance Co. Class A	8,850	1,893,458
Old Republic International Corp.	191,200	2,762,840
StanCorp Financial Group, Inc.	55,000	2,919,950
Torchmark Corp.	58,350	4,147,518
		47,399,331
Real Estate Investment Trusts - 2.1%
American Tower Corp.	34,200	2,421,018
Boston Properties, Inc.	27,400	2,930,430
CyrusOne, Inc.	69,000	1,404,150
Eurobank Properties Real Estate Investment Co. (a)	312,000	2,868,128
New Residential Investment Corp.	110,000	729,300
Newcastle Investment Corp.	110,000	638,000
RAIT Financial Trust	40,000	302,400
		11,293,426
Real Estate Management & Development - 2.2%
Consolidated-Tomoka Land Co.	34,900	1,355,865
Kennedy-Wilson Holdings, Inc.	611,500	10,456,650
		11,812,515
Thrifts & Mortgage Finance - 1.1%
Beneficial Mutual Bancorp, Inc. (a)	215,000	1,853,300
Meridian Interstate Bancorp, Inc. (a)	202,500	4,143,150
		5,996,450
TOTAL FINANCIALS		150,444,358
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 0.4%
Amgen, Inc.	22,600	$ 2,447,354
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	44,700	3,264,888
Health Care Providers & Services - 3.8%
HCA Holdings, Inc.	99,200	3,868,800
Quest Diagnostics, Inc.	50,300	2,932,993
UnitedHealth Group, Inc.	133,700	9,740,045
WellPoint, Inc.	52,401	4,483,430
		21,025,268
Pharmaceuticals - 7.7%
Actavis, Inc. (a)	26,700	3,585,009
Allergan, Inc.	22,800	2,077,536
Johnson & Johnson	98,000	9,163,000
Mallinckrodt PLC (a)	78,400	3,597,776
Merck & Co., Inc.	333,400	16,059,878
Pfizer, Inc.	49,200	1,438,116
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,400	2,834,580
Valeant Pharmaceuticals International, Inc. (Canada) (a)	33,200	3,080,479
		41,836,374
TOTAL HEALTH CARE		68,573,884
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	51,800	4,420,612
Air Freight & Logistics - 1.0%
FedEx Corp.	49,500	5,247,000
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	38,300	1,064,740
Waste Management, Inc.	72,101	3,030,405
		4,095,145
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	165,700	5,617,230
URS Corp.	139,400	6,482,100
		12,099,330
Industrial Conglomerates - 3.3%
Danaher Corp.	37,800	2,545,452
General Electric Co.	633,700	15,443,269
		17,988,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Terex Corp. (a)	61,800	$ 1,821,864
Road & Rail - 0.6%
CSX Corp.	141,700	3,515,577
TOTAL INDUSTRIALS		49,188,249
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	263,500	6,732,425
Juniper Networks, Inc. (a)	163,000	3,532,210
		10,264,635
Computers & Peripherals - 2.6%
Apple, Inc.	19,000	8,597,500
EMC Corp.	206,900	5,410,435
		14,007,935
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	75,823	3,461,320
Jabil Circuit, Inc.	225,848	5,192,246
		8,653,566
IT Services - 0.6%
Global Payments, Inc.	75,700	3,505,667
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	195,400	5,387,178
Intersil Corp. Class A	231,238	2,360,940
		7,748,118
Software - 0.7%
Oracle Corp.	119,700	3,872,295
TOTAL INFORMATION TECHNOLOGY		48,052,216
MATERIALS - 2.6%
Chemicals - 1.8%
Ashland, Inc.	35,300	3,065,452
Eastman Chemical Co.	48,100	3,868,683
LyondellBasell Industries NV Class A	40,020	2,749,774
		9,683,909
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	22,070	2,523,705
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Goldcorp, Inc.	33,000	$ 930,786
Walter Energy, Inc. (d)	81,000	906,390
		1,837,176
TOTAL MATERIALS		14,044,790
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	226,100	7,974,547
CenturyLink, Inc.	102,414	3,671,542
Frontier Communications Corp. (d)	235,200	1,025,472
		12,671,561
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)(d)	356,900	2,562,542
TOTAL TELECOMMUNICATION SERVICES		15,234,103
UTILITIES - 6.2%
Electric Utilities - 2.9%
Edison International	79,500	3,963,075
ITC Holdings Corp.	38,900	3,569,853
NextEra Energy, Inc.	49,410	4,279,400
Northeast Utilities	87,200	3,872,552
		15,684,880
Gas Utilities - 0.8%
Atmos Energy Corp.	67,400	2,981,776
Questar Corp.	68,900	1,643,954
		4,625,730
Multi-Utilities - 2.5%
NiSource, Inc.	139,600	4,288,512
PG&E Corp.	82,800	3,799,692
Sempra Energy	61,450	5,384,864
		13,473,068
TOTAL UTILITIES		33,783,678
TOTAL COMMON STOCKS (Cost $461,151,877)		525,925,262
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	$ 564
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 (e) (Cost $179,993)	$ 180,000	179,991
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	20,472,568	20,472,568
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,749,750	1,749,750
TOTAL MONEY MARKET FUNDS (Cost $22,222,318)		22,222,318
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $483,695,423)		548,328,135
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,293,323)
NET ASSETS - 100%		$ 547,034,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
63 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 5,438,160	$ 220,055

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,377
Fidelity Securities Lending Cash Central Fund	24,842
Total	$ 33,219
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,163,735	$ 34,163,735	$ -	$ -
Consumer Staples	32,344,219	32,344,219	-	-
Energy	80,096,030	80,096,030	-	-
Financials	150,444,922	150,444,922	-	-
Health Care	68,573,884	68,573,884	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 49,188,249	$ 49,188,249	$ -	$ -
Information Technology	48,052,216	48,052,216	-	-
Materials	14,044,790	14,044,790	-	-
Telecommunication Services	15,234,103	15,234,103	-	-
Utilities	33,783,678	33,783,678	-	-
U.S. Government and Government Agency Obligations	179,991	-	179,991	-
Money Market Funds	22,222,318	22,222,318	-	-
Total Investments in Securities:	$ 548,328,135	$ 548,148,144	$ 179,991	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 220,055	$ 220,055	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 220,055	$ -
Total Value of Derivatives	$ 220,055	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
Canada	5.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,717,198) - See accompanying schedule: Unaffiliated issuers (cost $461,473,105)	$ 526,105,817
Fidelity Central Funds (cost $22,222,318)	22,222,318
Total Investments (cost $483,695,423)		$ 548,328,135
Cash		77,036
Receivable for investments sold		857,963
Receivable for fund shares sold		435,234
Dividends receivable		387,279
Distributions receivable from Fidelity Central Funds		4,283
Receivable for daily variation margin for derivative instruments		6,930
Other receivables		4,195
Total assets		550,101,055

Liabilities
Payable for investments purchased	$ 506,941
Payable for fund shares redeemed	458,519
Accrued management fee	186,150
Distribution and service plan fees payable	14,840
Other affiliated payables	115,428
Other payables and accrued expenses	34,615
Collateral on securities loaned, at value	1,749,750
Total liabilities		3,066,243

Net Assets		$ 547,034,812
Net Assets consist of:
Paid in capital		$ 795,705,594
Undistributed net investment income		3,627,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,151,182)
Net unrealized appreciation (depreciation) on investments		64,852,767
Net Assets		$ 547,034,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,842,666 ÷ 1,535,779 shares)	$ 14.22

Maximum offering price per share (100/94.25 of $14.22)	$ 15.09
Class T: Net Asset Value and redemption price per share ($7,918,836 ÷ 557,183 shares)	$ 14.21

Maximum offering price per share (100/96.50 of $14.21)	$ 14.73
Class B: Net Asset Value and offering price per share ($1,718,344 ÷ 121,168 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($6,957,926 ÷ 496,203 shares)A	$ 14.02

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($504,903,706 ÷ 35,242,490 shares)	$ 14.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,693,334 ÷ 258,844 shares)	$ 14.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,481,884
Interest		86
Income from Fidelity Central Funds		33,219
Total income		5,515,189

Expenses
Management fee Basic fee	$ 1,451,749
Performance adjustment	(510,564)
Transfer agent fees	590,473
Distribution and service plan fees	82,630
Accounting and security lending fees	100,767
Custodian fees and expenses	19,249
Independent trustees' compensation	1,546
Registration fees	65,451
Audit	25,648
Legal	475
Miscellaneous	2,014
Total expenses before reductions	1,829,438
Expense reductions	(9,015)	1,820,423
Net investment income (loss)		3,694,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,525,787
Foreign currency transactions	2,490
Futures contracts	1,035,119
Total net realized gain (loss)		33,563,396
Change in net unrealized appreciation (depreciation) on: Investment securities	34,245,824
Assets and liabilities in foreign currencies	694
Futures contracts	(109,167)
Total change in net unrealized appreciation (depreciation)		34,137,351
Net gain (loss)		67,700,747
Net increase (decrease) in net assets resulting from operations		$ 71,395,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,694,766	$ 9,916,334
Net realized gain (loss)	33,563,396	29,669,811
Change in net unrealized appreciation (depreciation)	34,137,351	43,960,221
Net increase (decrease) in net assets resulting from operations	71,395,513	83,546,366
Distributions to shareholders from net investment income	(460,986)	(9,512,706)
Share transactions - net increase (decrease)	(23,859,141)	(89,844,793)
Total increase (decrease) in net assets	47,075,386	(15,811,133)

Net Assets
Beginning of period	499,959,426	515,770,559
End of period (including undistributed net investment income of $3,627,633 and undistributed net investment income of $393,853, respectively)	$ 547,034,812	$ 499,959,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.08	.20	.14	.09	.09	.16
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.38	1.85	(6.00)
Total from investment operations	1.80	1.93	.16	1.47	1.94	(5.84)
Distributions from net investment income	(.01)	(.21)	(.17)	(.10)	(.12)	(.17)
Net asset value, end of period	$ 14.22	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53
Total Return B, C, D	14.48%	18.15%	1.58%	15.79%	25.74%	(43.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.87%	.87%	1.00%	1.15%	1.17%
Expenses net of fee waivers, if any	.95% A	.87%	.87%	1.00%	1.15%	1.17%
Expenses net of all reductions	.95% A	.85%	.86%	1.00%	1.13%	1.17%
Net investment income (loss)	1.15% A	1.74%	1.38%	.87%	1.08%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,843	$ 18,234	$ 18,900	$ 20,815	$ 23,778	$ 22,577
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53
Income from Investment Operations
Net investment income (loss) E	.06	.17	.12	.06	.07	.12
Net realized and unrealized gain (loss)	1.72	1.73	.01	1.39	1.84	(5.97)
Total from investment operations	1.78	1.90	.13	1.45	1.91	(5.85)
Distributions from net investment income	(.01)	(.18)	(.15)	(.07)	(.09)	(.14)
Net asset value, end of period	$ 14.21	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54
Total Return B, C, D	14.28%	17.88%	1.26%	15.50%	25.30%	(43.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.14%	1.14%	1.29%	1.45%	1.49%
Expenses net of fee waivers, if any	1.25% A	1.14%	1.14%	1.29%	1.45%	1.49%
Expenses net of all reductions	1.25% A	1.12%	1.13%	1.28%	1.44%	1.49%
Net investment income (loss)	.85% A	1.48%	1.11%	.59%	.78%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,919	$ 6,544	$ 5,603	$ 5,625	$ 9,101	$ 9,792
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.02	.11	.07	.01	.02	.07
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.38	1.85	(5.98)
Total from investment operations	1.74	1.84	.09	1.39	1.87	(5.91)
Distributions from net investment income	- I	(.12)	(.09)	(.02)	(.05)	(.10)
Net asset value, end of period	$ 14.18	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53
Total Return B, C, D	13.99%	17.24%	.86%	14.87%	24.79%	(43.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.63%	1.62%	1.80%	1.98%	2.07%
Expenses net of fee waivers, if any	1.74% A	1.63%	1.62%	1.80%	1.98%	2.00%
Expenses net of all reductions	1.74% A	1.60%	1.62%	1.79%	1.97%	2.00%
Net investment income (loss)	.37% A	.99%	.63%	.08%	.24%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,718	$ 1,645	$ 1,819	$ 2,274	$ 2,711	$ 2,600
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52
Income from Investment Operations
Net investment income (loss) E	.02	.11	.07	.01	.03	.08
Net realized and unrealized gain (loss)	1.70	1.72	.01	1.36	1.84	(5.97)
Total from investment operations	1.72	1.83	.08	1.37	1.87	(5.89)
Distributions from net investment income	- I	(.14)	(.10)	(.04)	(.06)	(.14)
Net asset value, end of period	$ 14.02	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49
Total Return B, C, D	13.98%	17.32%	.85%	14.79%	24.97%	(43.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.63%	1.62%	1.75%	1.89%	1.91%
Expenses net of fee waivers, if any	1.74% A	1.63%	1.62%	1.75%	1.89%	1.91%
Expenses net of all reductions	1.74% A	1.61%	1.61%	1.74%	1.88%	1.91%
Net investment income (loss)	.37% A	.99%	.63%	.13%	.34%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,958	$ 5,839	$ 4,979	$ 3,959	$ 3,491	$ 2,352
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57
Income from Investment Operations
Net investment income (loss) D	.10	.23	.18	.11	.12	.20
Net realized and unrealized gain (loss)	1.73	1.75	.01	1.40	1.86	(6.02)
Total from investment operations	1.83	1.98	.19	1.51	1.98	(5.82)
Distributions from net investment income	(.01)	(.24)	(.20)	(.13)	(.14)	(.19)
Net asset value, end of period	$ 14.33	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56
Total Return B, C	14.65%	18.55%	1.85%	16.09%	26.21%	(43.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.57%	.57%	.73%	.85%	.86%
Expenses net of fee waivers, if any	.66% A	.57%	.57%	.73%	.85%	.86%
Expenses net of all reductions	.66% A	.55%	.56%	.72%	.84%	.86%
Net investment income (loss)	1.44% A	2.05%	1.68%	1.15%	1.38%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,904	$ 465,702	$ 482,950	$ 803,009	$ 914,828	$ 916,490
Portfolio turnover rate F	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54
Income from Investment Operations
Net investment income (loss) D	.10	.23	.17	.11	.12	.20
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.39	1.85	(6.01)
Total from investment operations	1.82	1.96	.19	1.50	1.97	(5.81)
Distributions from net investment income	(.01)	(.24)	(.19)	(.13)	(.14)	(.19)
Net asset value, end of period	$ 14.27	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54
Total Return B, C	14.63%	18.42%	1.92%	16.04%	26.18%	(43.00)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.61%	.60%	.74%	.87%	.85%
Expenses net of fee waivers, if any	.68% A	.61%	.60%	.74%	.87%	.85%
Expenses net of all reductions	.67% A	.58%	.60%	.73%	.86%	.85%
Net investment income (loss)	1.43% A	2.01%	1.65%	1.14%	1.36%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,693	$ 1,995	$ 1,519	$ 1,876	$ 2,279	$ 1,304
Portfolio turnover rate F	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 83,524,680
Gross unrealized depreciation	(23,111,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,413,477

Tax cost	$ 487,914,658

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (156,071,106)
2018	(188,104,839)
Total with expiration	$ (344,175,945)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,035,119 and a change in net unrealized appreciation (depreciation) of ($109,167) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,577,882 and $238,812,749, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 24,998	$ 1,629
Class T	.25%	.25%	17,916	316
Class B	.75%	.25%	8,257	6,324
Class C	.75%	.25%	31,459	6,809
			$ 82,630	$ 15,078

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,058
Class T	1,568
Class B*	1,877
Class C*	1,540
$ 10,043

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,231.26
Class T	11,215.31
Class B	2,488.30
Class C	9,496.30
Stock Selector Large Cap Value	538,033.22
Institutional Class	3,010.24
	$ 590,473

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,657 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $583 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

8. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,842, including $106 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $7,746 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,269.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Class A	$ 13,247	$ 304,000
Class T	3,135	93,858
Class B	-	16,188
Class C	-	63,927
Stock Selector Large Cap Value	442,562	8,993,963
Institutional Class	2,042	40,770
Total	$ 460,986	$ 9,512,706

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class A
Shares sold	205,932	251,269	$ 2,714,286	$ 2,848,724
Reinvestment of distributions	955	24,461	12,310	281,542
Shares redeemed	(137,650)	(573,384)	(1,812,705)	(6,434,025)
Net increase (decrease)	69,237	(297,654)	$ 913,891	$ (3,303,759)
Class T
Shares sold	90,981	131,721	$ 1,204,474	$ 1,501,274
Reinvestment of distributions	240	8,058	3,098	92,826
Shares redeemed	(60,083)	(136,167)	(792,653)	(1,544,492)
Net increase (decrease)	31,138	3,612	$ 414,919	$ 49,608
Class B
Shares sold	2,049	1,157	$ 26,915	$ 13,142
Reinvestment of distributions	-	1,236	-	14,255
Shares redeemed	(13,148)	(39,897)	(169,752)	(452,422)
Net increase (decrease)	(11,099)	(37,504)	$ (142,837)	$ (425,025)
Class C
Shares sold	66,707	162,948	$ 877,655	$ 1,812,867
Reinvestment of distributions	-	4,869	-	55,503
Shares redeemed	(45,252)	(162,163)	(583,253)	(1,799,733)
Net increase (decrease)	21,455	5,654	$ 294,402	$ 68,637
Stock Selector Large Cap Value
Shares sold	3,478,949	3,974,459	$ 46,415,436	$ 45,488,310
Reinvestment of distributions	33,283	757,439	431,681	8,771,144
Shares redeemed	(5,499,486)	(12,329,354)	(73,496,816)	(140,694,347)
Net increase (decrease)	(1,987,254)	(7,597,456)	$ (26,649,699)	$ (86,434,893)
Institutional Class
Shares sold	117,897	54,716	$ 1,571,619	$ 619,947
Reinvestment of distributions	151	3,536	1,947	40,770
Shares redeemed	(19,355)	(39,612)	(263,383)	(460,078)
Net increase (decrease)	98,693	18,640	$ 1,310,183	$ 200,639

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in April 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCV-USAN-0913
1.838400.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Institutional Class

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Stock Selector Large Cap
Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Class A	.95%
Actual		$ 1,000.00	$ 1,144.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.25%
Actual		$ 1,000.00	$ 1,142.80	$ 6.64
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class B	1.74%
Actual		$ 1,000.00	$ 1,139.90	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Class C	1.74%
Actual		$ 1,000.00	$ 1,139.80	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70
Stock Selector Large Cap Value	.66%
Actual		$ 1,000.00	$ 1,146.50	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,146.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.3	2.9
Berkshire Hathaway, Inc. Class B	3.1	2.9
Merck & Co., Inc.	2.9	2.4
General Electric Co.	2.8	3.2
Chevron Corp.	2.8	0.0
Occidental Petroleum Corp.	2.3	2.5
Kennedy-Wilson Holdings, Inc.	1.9	2.2
Suncor Energy, Inc.	1.9	1.6
Canadian Natural Resources Ltd.	1.8	1.3
UnitedHealth Group, Inc.	1.8	1.3
	24.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	25.8
Energy	14.6	16.3
Health Care	12.5	11.1
Industrials	9.0	10.1
Information Technology	8.8	5.7
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks and Equity Futures 97.1%		Stocks and Equity Futures 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	11.2%	** Foreign investments	13.6%

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.2%
Delphi Automotive PLC	62,300	$ 3,346,756
TRW Automotive Holdings Corp. (a)	43,000	3,152,330
		6,499,086
Household Durables - 0.7%
Whirlpool Corp.	28,200	3,777,108
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	184,000	4,500,640
Media - 2.1%
Comcast Corp. Class A	107,175	4,831,449
News Corp. Class A (a)	37,025	589,808
Omnicom Group, Inc.	26,500	1,703,155
Twenty-First Century Fox, Inc. Class A	148,100	4,425,228
		11,549,640
Multiline Retail - 0.9%
Macy's, Inc.	46,950	2,269,563
Target Corp.	37,534	2,674,298
		4,943,861
Specialty Retail - 0.5%
Staples, Inc.	170,000	2,893,400
TOTAL CONSUMER DISCRETIONARY		34,163,735
CONSUMER STAPLES - 5.9%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	50,700	2,538,042
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	49,000	3,819,060
Walgreen Co.	87,040	4,373,760
		8,192,820
Food Products - 2.2%
Archer Daniels Midland Co.	73,000	2,662,310
Mondelez International, Inc.	221,590	6,929,119
The J.M. Smucker Co.	23,920	2,691,478
		12,282,907
Household Products - 1.1%
Procter & Gamble Co.	39,580	3,178,274
Reckitt Benckiser Group PLC	42,865	3,051,100
		6,229,374
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A (a)	180,400	$ 3,101,076
TOTAL CONSUMER STAPLES		32,344,219
ENERGY - 14.6%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	67,400	4,729,458
Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp.	89,820	7,950,866
Apache Corp.	45,900	3,683,475
Canadian Natural Resources Ltd.	322,200	9,985,032
Chevron Corp.	120,400	15,157,156
Marathon Petroleum Corp.	92,300	6,768,359
Noble Energy, Inc.	79,360	4,959,206
Occidental Petroleum Corp.	140,778	12,536,281
Suncor Energy, Inc.	328,000	10,365,962
The Williams Companies, Inc.	115,898	3,960,235
		75,366,572
TOTAL ENERGY		80,096,030
FINANCIALS - 27.5%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	158,000	4,969,100
Invesco Ltd.	85,800	2,761,902
Morgan Stanley	153,700	4,182,177
SWS Group, Inc. (a)	201,000	1,197,960
		13,111,139
Commercial Banks - 8.9%
CIT Group, Inc. (a)	95,900	4,805,549
First Citizen Bancshares, Inc.	27,700	5,803,150
Itau Unibanco Holding SA sponsored ADR	217,580	2,774,145
PNC Financial Services Group, Inc.	92,100	7,004,205
Popular, Inc. (a)	123,280	4,055,912
U.S. Bancorp	164,100	6,124,212
Wells Fargo & Co.	421,300	18,326,549
		48,893,722
Consumer Finance - 1.2%
Cash America International, Inc.	45,000	1,890,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Acceptance Corp. (a)	1,000	$ 112,490
EZCORP, Inc. (non-vtg.) Class A (a)	167,000	3,019,360
SLM Corp.	69,500	1,717,345
		6,739,195
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc.	320,900	5,198,580
Insurance - 8.7%
ACE Ltd.	64,500	5,894,010
AFLAC, Inc.	63,450	3,913,596
Berkshire Hathaway, Inc. Class B (a)	145,457	16,854,103
Donegal Group, Inc. Class A	90,500	1,244,375
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,038,847
MetLife, Inc.	97,700	4,730,634
National Western Life Insurance Co. Class A	8,850	1,893,458
Old Republic International Corp.	191,200	2,762,840
StanCorp Financial Group, Inc.	55,000	2,919,950
Torchmark Corp.	58,350	4,147,518
		47,399,331
Real Estate Investment Trusts - 2.1%
American Tower Corp.	34,200	2,421,018
Boston Properties, Inc.	27,400	2,930,430
CyrusOne, Inc.	69,000	1,404,150
Eurobank Properties Real Estate Investment Co. (a)	312,000	2,868,128
New Residential Investment Corp.	110,000	729,300
Newcastle Investment Corp.	110,000	638,000
RAIT Financial Trust	40,000	302,400
		11,293,426
Real Estate Management & Development - 2.2%
Consolidated-Tomoka Land Co.	34,900	1,355,865
Kennedy-Wilson Holdings, Inc.	611,500	10,456,650
		11,812,515
Thrifts & Mortgage Finance - 1.1%
Beneficial Mutual Bancorp, Inc. (a)	215,000	1,853,300
Meridian Interstate Bancorp, Inc. (a)	202,500	4,143,150
		5,996,450
TOTAL FINANCIALS		150,444,358
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 0.4%
Amgen, Inc.	22,600	$ 2,447,354
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	44,700	3,264,888
Health Care Providers & Services - 3.8%
HCA Holdings, Inc.	99,200	3,868,800
Quest Diagnostics, Inc.	50,300	2,932,993
UnitedHealth Group, Inc.	133,700	9,740,045
WellPoint, Inc.	52,401	4,483,430
		21,025,268
Pharmaceuticals - 7.7%
Actavis, Inc. (a)	26,700	3,585,009
Allergan, Inc.	22,800	2,077,536
Johnson & Johnson	98,000	9,163,000
Mallinckrodt PLC (a)	78,400	3,597,776
Merck & Co., Inc.	333,400	16,059,878
Pfizer, Inc.	49,200	1,438,116
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,400	2,834,580
Valeant Pharmaceuticals International, Inc. (Canada) (a)	33,200	3,080,479
		41,836,374
TOTAL HEALTH CARE		68,573,884
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	51,800	4,420,612
Air Freight & Logistics - 1.0%
FedEx Corp.	49,500	5,247,000
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	38,300	1,064,740
Waste Management, Inc.	72,101	3,030,405
		4,095,145
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	165,700	5,617,230
URS Corp.	139,400	6,482,100
		12,099,330
Industrial Conglomerates - 3.3%
Danaher Corp.	37,800	2,545,452
General Electric Co.	633,700	15,443,269
		17,988,721
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.3%
Terex Corp. (a)	61,800	$ 1,821,864
Road & Rail - 0.6%
CSX Corp.	141,700	3,515,577
TOTAL INDUSTRIALS		49,188,249
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	263,500	6,732,425
Juniper Networks, Inc. (a)	163,000	3,532,210
		10,264,635
Computers & Peripherals - 2.6%
Apple, Inc.	19,000	8,597,500
EMC Corp.	206,900	5,410,435
		14,007,935
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	75,823	3,461,320
Jabil Circuit, Inc.	225,848	5,192,246
		8,653,566
IT Services - 0.6%
Global Payments, Inc.	75,700	3,505,667
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	195,400	5,387,178
Intersil Corp. Class A	231,238	2,360,940
		7,748,118
Software - 0.7%
Oracle Corp.	119,700	3,872,295
TOTAL INFORMATION TECHNOLOGY		48,052,216
MATERIALS - 2.6%
Chemicals - 1.8%
Ashland, Inc.	35,300	3,065,452
Eastman Chemical Co.	48,100	3,868,683
LyondellBasell Industries NV Class A	40,020	2,749,774
		9,683,909
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	22,070	2,523,705
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Goldcorp, Inc.	33,000	$ 930,786
Walter Energy, Inc. (d)	81,000	906,390
		1,837,176
TOTAL MATERIALS		14,044,790
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	226,100	7,974,547
CenturyLink, Inc.	102,414	3,671,542
Frontier Communications Corp. (d)	235,200	1,025,472
		12,671,561
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)(d)	356,900	2,562,542
TOTAL TELECOMMUNICATION SERVICES		15,234,103
UTILITIES - 6.2%
Electric Utilities - 2.9%
Edison International	79,500	3,963,075
ITC Holdings Corp.	38,900	3,569,853
NextEra Energy, Inc.	49,410	4,279,400
Northeast Utilities	87,200	3,872,552
		15,684,880
Gas Utilities - 0.8%
Atmos Energy Corp.	67,400	2,981,776
Questar Corp.	68,900	1,643,954
		4,625,730
Multi-Utilities - 2.5%
NiSource, Inc.	139,600	4,288,512
PG&E Corp.	82,800	3,799,692
Sempra Energy	61,450	5,384,864
		13,473,068
TOTAL UTILITIES		33,783,678
TOTAL COMMON STOCKS (Cost $461,151,877)		525,925,262
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	$ 564
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 (e) (Cost $179,993)	$ 180,000	179,991
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	20,472,568	20,472,568
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,749,750	1,749,750
TOTAL MONEY MARKET FUNDS (Cost $22,222,318)		22,222,318
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $483,695,423)		548,328,135
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,293,323)
NET ASSETS - 100%		$ 547,034,812
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
63 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 5,438,160	$ 220,055

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,377
Fidelity Securities Lending Cash Central Fund	24,842
Total	$ 33,219
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,163,735	$ 34,163,735	$ -	$ -
Consumer Staples	32,344,219	32,344,219	-	-
Energy	80,096,030	80,096,030	-	-
Financials	150,444,922	150,444,922	-	-
Health Care	68,573,884	68,573,884	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 49,188,249	$ 49,188,249	$ -	$ -
Information Technology	48,052,216	48,052,216	-	-
Materials	14,044,790	14,044,790	-	-
Telecommunication Services	15,234,103	15,234,103	-	-
Utilities	33,783,678	33,783,678	-	-
U.S. Government and Government Agency Obligations	179,991	-	179,991	-
Money Market Funds	22,222,318	22,222,318	-	-
Total Investments in Securities:	$ 548,328,135	$ 548,148,144	$ 179,991	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 220,055	$ 220,055	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 220,055	$ -
Total Value of Derivatives	$ 220,055	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
Canada	5.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,717,198) - See accompanying schedule: Unaffiliated issuers (cost $461,473,105)	$ 526,105,817
Fidelity Central Funds (cost $22,222,318)	22,222,318
Total Investments (cost $483,695,423)		$ 548,328,135
Cash		77,036
Receivable for investments sold		857,963
Receivable for fund shares sold		435,234
Dividends receivable		387,279
Distributions receivable from Fidelity Central Funds		4,283
Receivable for daily variation margin for derivative instruments		6,930
Other receivables		4,195
Total assets		550,101,055

Liabilities
Payable for investments purchased	$ 506,941
Payable for fund shares redeemed	458,519
Accrued management fee	186,150
Distribution and service plan fees payable	14,840
Other affiliated payables	115,428
Other payables and accrued expenses	34,615
Collateral on securities loaned, at value	1,749,750
Total liabilities		3,066,243

Net Assets		$ 547,034,812
Net Assets consist of:
Paid in capital		$ 795,705,594
Undistributed net investment income		3,627,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,151,182)
Net unrealized appreciation (depreciation) on investments		64,852,767
Net Assets		$ 547,034,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,842,666 ÷ 1,535,779 shares)	$ 14.22

Maximum offering price per share (100/94.25 of $14.22)	$ 15.09
Class T: Net Asset Value and redemption price per share ($7,918,836 ÷ 557,183 shares)	$ 14.21

Maximum offering price per share (100/96.50 of $14.21)	$ 14.73
Class B: Net Asset Value and offering price per share ($1,718,344 ÷ 121,168 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($6,957,926 ÷ 496,203 shares)A	$ 14.02

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($504,903,706 ÷ 35,242,490 shares)	$ 14.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,693,334 ÷ 258,844 shares)	$ 14.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,481,884
Interest		86
Income from Fidelity Central Funds		33,219
Total income		5,515,189

Expenses
Management fee Basic fee	$ 1,451,749
Performance adjustment	(510,564)
Transfer agent fees	590,473
Distribution and service plan fees	82,630
Accounting and security lending fees	100,767
Custodian fees and expenses	19,249
Independent trustees' compensation	1,546
Registration fees	65,451
Audit	25,648
Legal	475
Miscellaneous	2,014
Total expenses before reductions	1,829,438
Expense reductions	(9,015)	1,820,423
Net investment income (loss)		3,694,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,525,787
Foreign currency transactions	2,490
Futures contracts	1,035,119
Total net realized gain (loss)		33,563,396
Change in net unrealized appreciation (depreciation) on: Investment securities	34,245,824
Assets and liabilities in foreign currencies	694
Futures contracts	(109,167)
Total change in net unrealized appreciation (depreciation)		34,137,351
Net gain (loss)		67,700,747
Net increase (decrease) in net assets resulting from operations		$ 71,395,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,694,766	$ 9,916,334
Net realized gain (loss)	33,563,396	29,669,811
Change in net unrealized appreciation (depreciation)	34,137,351	43,960,221
Net increase (decrease) in net assets resulting from operations	71,395,513	83,546,366
Distributions to shareholders from net investment income	(460,986)	(9,512,706)
Share transactions - net increase (decrease)	(23,859,141)	(89,844,793)
Total increase (decrease) in net assets	47,075,386	(15,811,133)

Net Assets
Beginning of period	499,959,426	515,770,559
End of period (including undistributed net investment income of $3,627,633 and undistributed net investment income of $393,853, respectively)	$ 547,034,812	$ 499,959,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.08	.20	.14	.09	.09	.16
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.38	1.85	(6.00)
Total from investment operations	1.80	1.93	.16	1.47	1.94	(5.84)
Distributions from net investment income	(.01)	(.21)	(.17)	(.10)	(.12)	(.17)
Net asset value, end of period	$ 14.22	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53
Total Return B, C, D	14.48%	18.15%	1.58%	15.79%	25.74%	(43.20)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.87%	.87%	1.00%	1.15%	1.17%
Expenses net of fee waivers, if any	.95% A	.87%	.87%	1.00%	1.15%	1.17%
Expenses net of all reductions	.95% A	.85%	.86%	1.00%	1.13%	1.17%
Net investment income (loss)	1.15% A	1.74%	1.38%	.87%	1.08%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,843	$ 18,234	$ 18,900	$ 20,815	$ 23,778	$ 22,577
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54	$ 13.53
Income from Investment Operations
Net investment income (loss) E	.06	.17	.12	.06	.07	.12
Net realized and unrealized gain (loss)	1.72	1.73	.01	1.39	1.84	(5.97)
Total from investment operations	1.78	1.90	.13	1.45	1.91	(5.85)
Distributions from net investment income	(.01)	(.18)	(.15)	(.07)	(.09)	(.14)
Net asset value, end of period	$ 14.21	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54
Total Return B, C, D	14.28%	17.88%	1.26%	15.50%	25.30%	(43.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.14%	1.14%	1.29%	1.45%	1.49%
Expenses net of fee waivers, if any	1.25% A	1.14%	1.14%	1.29%	1.45%	1.49%
Expenses net of all reductions	1.25% A	1.12%	1.13%	1.28%	1.44%	1.49%
Net investment income (loss)	.85% A	1.48%	1.11%	.59%	.78%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,919	$ 6,544	$ 5,603	$ 5,625	$ 9,101	$ 9,792
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53	$ 13.54
Income from Investment Operations
Net investment income (loss) E	.02	.11	.07	.01	.02	.07
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.38	1.85	(5.98)
Total from investment operations	1.74	1.84	.09	1.39	1.87	(5.91)
Distributions from net investment income	- I	(.12)	(.09)	(.02)	(.05)	(.10)
Net asset value, end of period	$ 14.18	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53
Total Return B, C, D	13.99%	17.24%	.86%	14.87%	24.79%	(43.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.63%	1.62%	1.80%	1.98%	2.07%
Expenses net of fee waivers, if any	1.74% A	1.63%	1.62%	1.80%	1.98%	2.00%
Expenses net of all reductions	1.74% A	1.60%	1.62%	1.79%	1.97%	2.00%
Net investment income (loss)	.37% A	.99%	.63%	.08%	.24%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,718	$ 1,645	$ 1,819	$ 2,274	$ 2,711	$ 2,600
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49	$ 13.52
Income from Investment Operations
Net investment income (loss) E	.02	.11	.07	.01	.03	.08
Net realized and unrealized gain (loss)	1.70	1.72	.01	1.36	1.84	(5.97)
Total from investment operations	1.72	1.83	.08	1.37	1.87	(5.89)
Distributions from net investment income	- I	(.14)	(.10)	(.04)	(.06)	(.14)
Net asset value, end of period	$ 14.02	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49
Total Return B, C, D	13.98%	17.32%	.85%	14.79%	24.97%	(43.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.63%	1.62%	1.75%	1.89%	1.91%
Expenses net of fee waivers, if any	1.74% A	1.63%	1.62%	1.75%	1.89%	1.91%
Expenses net of all reductions	1.74% A	1.61%	1.61%	1.74%	1.88%	1.91%
Net investment income (loss)	.37% A	.99%	.63%	.13%	.34%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,958	$ 5,839	$ 4,979	$ 3,959	$ 3,491	$ 2,352
Portfolio turnover rate G	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56	$ 13.57
Income from Investment Operations
Net investment income (loss) D	.10	.23	.18	.11	.12	.20
Net realized and unrealized gain (loss)	1.73	1.75	.01	1.40	1.86	(6.02)
Total from investment operations	1.83	1.98	.19	1.51	1.98	(5.82)
Distributions from net investment income	(.01)	(.24)	(.20)	(.13)	(.14)	(.19)
Net asset value, end of period	$ 14.33	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56
Total Return B, C	14.65%	18.55%	1.85%	16.09%	26.21%	(43.03)%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.57%	.57%	.73%	.85%	.86%
Expenses net of fee waivers, if any	.66% A	.57%	.57%	.73%	.85%	.86%
Expenses net of all reductions	.66% A	.55%	.56%	.72%	.84%	.86%
Net investment income (loss)	1.44% A	2.05%	1.68%	1.15%	1.38%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,904	$ 465,702	$ 482,950	$ 803,009	$ 914,828	$ 916,490
Portfolio turnover rate F	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54	$ 13.54
Income from Investment Operations
Net investment income (loss) D	.10	.23	.17	.11	.12	.20
Net realized and unrealized gain (loss)	1.72	1.73	.02	1.39	1.85	(6.01)
Total from investment operations	1.82	1.96	.19	1.50	1.97	(5.81)
Distributions from net investment income	(.01)	(.24)	(.19)	(.13)	(.14)	(.19)
Net asset value, end of period	$ 14.27	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54
Total Return B, C	14.63%	18.42%	1.92%	16.04%	26.18%	(43.00)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.61%	.60%	.74%	.87%	.85%
Expenses net of fee waivers, if any	.68% A	.61%	.60%	.74%	.87%	.85%
Expenses net of all reductions	.67% A	.58%	.60%	.73%	.86%	.85%
Net investment income (loss)	1.43% A	2.01%	1.65%	1.14%	1.36%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,693	$ 1,995	$ 1,519	$ 1,876	$ 2,279	$ 1,304
Portfolio turnover rate F	83% A	63%	128%	120%	171%	243%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 83,524,680
Gross unrealized depreciation	(23,111,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,413,477

Tax cost	$ 487,914,658

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (156,071,106)
2018	(188,104,839)
Total with expiration	$ (344,175,945)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,035,119 and a change in net unrealized appreciation (depreciation) of ($109,167) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $211,577,882 and $238,812,749, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 24,998	$ 1,629
Class T	.25%	.25%	17,916	316
Class B	.75%	.25%	8,257	6,324
Class C	.75%	.25%	31,459	6,809
			$ 82,630	$ 15,078

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,058
Class T	1,568
Class B*	1,877
Class C*	1,540
$ 10,043

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 26,231.26
Class T	11,215.31
Class B	2,488.30
Class C	9,496.30
Stock Selector Large Cap Value	538,033.22
Institutional Class	3,010.24
	$ 590,473

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,657 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $583 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

8. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,842, including $106 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR places trades on behalf of the Fund include an amount in addition to trade execution, which is rebated back to the Fund to offset certain expenses. This amount totaled $7,746 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,269.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Class A	$ 13,247	$ 304,000
Class T	3,135	93,858
Class B	-	16,188
Class C	-	63,927
Stock Selector Large Cap Value	442,562	8,993,963
Institutional Class	2,042	40,770
Total	$ 460,986	$ 9,512,706

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Year ended January 31, 2013	Six months ended July 31, 2013	Year ended January 31, 2013
Class A
Shares sold	205,932	251,269	$ 2,714,286	$ 2,848,724
Reinvestment of distributions	955	24,461	12,310	281,542
Shares redeemed	(137,650)	(573,384)	(1,812,705)	(6,434,025)
Net increase (decrease)	69,237	(297,654)	$ 913,891	$ (3,303,759)
Class T
Shares sold	90,981	131,721	$ 1,204,474	$ 1,501,274
Reinvestment of distributions	240	8,058	3,098	92,826
Shares redeemed	(60,083)	(136,167)	(792,653)	(1,544,492)
Net increase (decrease)	31,138	3,612	$ 414,919	$ 49,608
Class B
Shares sold	2,049	1,157	$ 26,915	$ 13,142
Reinvestment of distributions	-	1,236	-	14,255
Shares redeemed	(13,148)	(39,897)	(169,752)	(452,422)
Net increase (decrease)	(11,099)	(37,504)	$ (142,837)	$ (425,025)
Class C
Shares sold	66,707	162,948	$ 877,655	$ 1,812,867
Reinvestment of distributions	-	4,869	-	55,503
Shares redeemed	(45,252)	(162,163)	(583,253)	(1,799,733)
Net increase (decrease)	21,455	5,654	$ 294,402	$ 68,637
Stock Selector Large Cap Value
Shares sold	3,478,949	3,974,459	$ 46,415,436	$ 45,488,310
Reinvestment of distributions	33,283	757,439	431,681	8,771,144
Shares redeemed	(5,499,486)	(12,329,354)	(73,496,816)	(140,694,347)
Net increase (decrease)	(1,987,254)	(7,597,456)	$ (26,649,699)	$ (86,434,893)
Institutional Class
Shares sold	117,897	54,716	$ 1,571,619	$ 619,947
Reinvestment of distributions	151	3,536	1,947	40,770
Shares redeemed	(19,355)	(39,612)	(263,383)	(460,078)
Net increase (decrease)	98,693	18,640	$ 1,310,183	$ 200,639

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in April 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCVI-USAN-0913
1.838387.104

Fidelity Advisor®

Series Equity-Income Fund

and

Fidelity Advisor

Series Stock Selector Large Cap Value Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Series Equity-Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Advisor Series Equity-Income Fund	.69%
Actual		$ 1,000.00	$ 1,144.90	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.79%
Actual		$ 1,000.00	$ 1,148.60	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	4.6
Wells Fargo & Co.	4.3	3.9
JPMorgan Chase & Co.	4.1	4.0
Exxon Mobil Corp.	3.8	3.7
General Electric Co.	3.1	2.4
MetLife, Inc.	2.9	2.1
Cisco Systems, Inc.	2.7	1.9
Johnson & Johnson	2.6	2.4
Procter & Gamble Co.	2.5	3.2
Paychex, Inc.	2.4	2.3
	32.9
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	19.9
Energy	14.7	14.0
Health Care	11.7	13.7
Information Technology	10.2	9.5
Consumer Staples	9.7	11.0
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 97.4%		Stocks 98.5%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Foreign investments	3.5%	** Foreign investments	4.5%

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
Gentex Corp.	90,200	$ 2,036,716
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	42,627	4,180,856
Texas Roadhouse, Inc. Class A	52,207	1,275,939
Yum! Brands, Inc.	50,700	3,697,044
		9,153,839
Media - 3.7%
Comcast Corp. Class A	386,110	17,405,839
Sinclair Broadcast Group, Inc. Class A	13,556	382,415
Time Warner, Inc.	185,009	11,518,660
		29,306,914
Multiline Retail - 2.2%
Kohl's Corp.	106,692	5,652,542
Target Corp.	162,300	11,563,875
		17,216,417
Specialty Retail - 1.1%
Foot Locker, Inc.	44,249	1,598,716
Lowe's Companies, Inc.	98,000	4,368,840
Staples, Inc.	146,527	2,493,890
		8,461,446
TOTAL CONSUMER DISCRETIONARY		66,175,332
CONSUMER STAPLES - 9.7%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	72,400	3,624,344
The Coca-Cola Co.	132,700	5,318,616
		8,942,960
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	52,200	3,209,778
Safeway, Inc.	105,400	2,718,266
Sysco Corp.	62,600	2,160,326
Wal-Mart Stores, Inc.	49,300	3,842,442
Walgreen Co. (e)	242,116	12,166,329
		24,097,141
Food Products - 1.3%
Kellogg Co.	158,300	10,485,792
Household Products - 2.5%
Procter & Gamble Co.	240,881	19,342,744
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	185,200	$ 6,493,112
Lorillard, Inc.	109,479	4,656,142
Philip Morris International, Inc.	26,400	2,354,352
		13,503,606
TOTAL CONSUMER STAPLES		76,372,243
ENERGY - 14.7%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	44,653	2,560,403
Halliburton Co.	52,268	2,361,991
National Oilwell Varco, Inc.	52,000	3,648,840
Noble Corp.	77,800	2,971,960
Schlumberger Ltd.	22,244	1,809,105
		13,352,299
Oil, Gas & Consumable Fuels - 13.0%
Apache Corp.	82,195	6,596,149
Chevron Corp.	278,721	35,088,185
EV Energy Partners LP	60,300	2,533,806
Exxon Mobil Corp.	319,600	29,962,500
Hess Corp.	41,800	3,112,428
Holly Energy Partners LP	45,700	1,738,428
HollyFrontier Corp.	26,100	1,188,855
Legacy Reserves LP	36,700	995,671
Markwest Energy Partners LP	52,400	3,679,004
Occidental Petroleum Corp.	75,378	6,712,411
Scorpio Tankers, Inc.	42,472	422,596
The Williams Companies, Inc.	245,000	8,371,650
Tsakos Energy Navigation Ltd.	98,103	503,268
Williams Partners LP	19,600	984,312
		101,889,263
TOTAL ENERGY		115,241,562
FINANCIALS - 25.7%
Capital Markets - 3.6%
Apollo Investment Corp.	342,900	2,787,777
BlackRock, Inc. Class A	16,200	4,567,752
Carlyle Group LP	28,300	792,117
Charles Schwab Corp.	203,293	4,490,742
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	16,291	$ 820,089
KKR & Co. LP	178,500	3,650,325
Morgan Stanley (e)	329,200	8,957,532
The Blackstone Group LP (e)	82,500	1,860,375
		27,926,709
Commercial Banks - 7.7%
CIT Group, Inc. (a)	16,800	841,848
Comerica, Inc.	91,700	3,900,918
Cullen/Frost Bankers, Inc.	45,200	3,256,208
M&T Bank Corp. (d)	71,970	8,410,414
PNC Financial Services Group, Inc.	22,600	1,718,730
SunTrust Banks, Inc.	41,100	1,429,869
U.S. Bancorp	198,500	7,408,020
Wells Fargo & Co.	775,600	33,738,600
		60,704,607
Diversified Financial Services - 5.0%
Bank of America Corp.	158,503	2,314,144
JPMorgan Chase & Co.	578,291	32,228,157
KKR Financial Holdings LLC	468,866	4,955,914
		39,498,215
Insurance - 6.4%
ACE Ltd.	68,500	6,259,530
AFLAC, Inc.	93,800	5,785,584
Hanover Insurance Group, Inc.	38,800	2,088,604
MetLife, Inc.	468,000	22,660,560
Prudential Financial, Inc. (e)	117,700	9,294,769
Validus Holdings Ltd.	112,482	3,985,237
		50,074,284
Real Estate Investment Trusts - 2.8%
American Capital Agency Corp.	222,273	5,007,811
Annaly Capital Management, Inc.	400,100	4,769,192
CommonWealth REIT	33,650	776,306
Coresite Realty Corp.	12,700	431,292
First Potomac Realty Trust	113,633	1,542,000
Home Properties, Inc.	39,000	2,488,590
Rayonier, Inc.	49,800	2,910,312
Retail Properties America, Inc.	95,800	1,349,822
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Two Harbors Investment Corp.	189,100	$ 1,896,673
Ventas, Inc.	15,300	1,005,822
		22,177,820
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	106,562	1,497,196
TOTAL FINANCIALS		201,878,831
HEALTH CARE - 11.7%
Biotechnology - 0.3%
Amgen, Inc.	15,300	1,656,837
PDL BioPharma, Inc. (d)	64,900	526,988
		2,183,825
Health Care Equipment & Supplies - 0.4%
Covidien PLC	32,200	1,984,486
St. Jude Medical, Inc.	28,800	1,508,832
		3,493,318
Health Care Providers & Services - 3.0%
Aetna, Inc.	74,200	4,761,414
Quest Diagnostics, Inc.	45,435	2,649,315
UnitedHealth Group, Inc. (e)	96,141	7,003,872
WellPoint, Inc.	106,192	9,085,788
		23,500,389
Health Care Technology - 0.2%
Quality Systems, Inc.	62,560	1,430,747
Pharmaceuticals - 7.8%
AbbVie, Inc.	68,500	3,115,380
Eli Lilly & Co.	93,100	4,944,541
Johnson & Johnson	221,700	20,728,950
Merck & Co., Inc. (e)	363,814	17,524,920
Pfizer, Inc. (e)	333,885	9,759,459
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,900	551,830
Warner Chilcott PLC	202,353	4,312,142
		60,937,222
TOTAL HEALTH CARE		91,545,501
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.1%
Raytheon Co.	48,150	$ 3,459,096
United Technologies Corp.	46,700	4,930,119
		8,389,215
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	77,900	4,644,398
United Parcel Service, Inc. Class B	118,900	10,320,520
		14,964,918
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	244,000	8,274,040
Electrical Equipment - 0.6%
Eaton Corp. PLC (e)	20,300	1,399,685
Emerson Electric Co.	32,900	2,019,073
Hubbell, Inc. Class B	15,556	1,669,937
		5,088,695
Industrial Conglomerates - 3.1%
General Electric Co.	1,006,546	24,529,526
Machinery - 1.4%
Cummins, Inc.	23,600	2,860,084
Illinois Tool Works, Inc.	18,300	1,318,332
Stanley Black & Decker, Inc.	76,100	6,439,582
		10,617,998
Professional Services - 0.1%
Acacia Research Corp.	31,700	723,394
Road & Rail - 0.4%
CSX Corp.	137,600	3,413,856
TOTAL INDUSTRIALS		76,001,642
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	818,455	20,911,525
Computers & Peripherals - 1.0%
Apple, Inc. (e)	16,621	7,521,003
IT Services - 3.5%
Fidelity National Information Services, Inc.	11,600	500,656
IBM Corp.	43,000	8,386,720
Paychex, Inc. (e)	476,059	18,775,767
		27,663,143
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	586,386	$ 9,563,956
Broadcom Corp. Class A	32,100	884,997
KLA-Tencor Corp.	32,695	1,916,908
		12,365,861
Software - 1.4%
CA Technologies, Inc.	114,700	3,411,178
Microsoft Corp.	245,407	7,811,305
		11,222,483
TOTAL INFORMATION TECHNOLOGY		79,684,015
MATERIALS - 0.6%
Chemicals - 0.3%
Eastman Chemical Co.	14,485	1,165,029
RPM International, Inc.	40,963	1,443,536
		2,608,565
Metals & Mining - 0.3%
Commercial Metals Co.	115,225	1,784,835
Freeport-McMoRan Copper & Gold, Inc.	13,900	393,092
		2,177,927
TOTAL MATERIALS		4,786,492
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	417,400	14,721,698
CenturyLink, Inc.	150,250	5,386,463
Verizon Communications, Inc.	103,315	5,112,026
		25,220,187
UTILITIES - 3.5%
Electric Utilities - 2.6%
Duke Energy Corp.	52,800	3,748,800
Edison International	23,200	1,156,520
FirstEnergy Corp.	76,500	2,912,355
Hawaiian Electric Industries, Inc. (d)	72,700	1,938,182
Northeast Utilities	41,145	1,827,249
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	179,549	$ 5,704,272
Southern Co. (e)	78,200	3,506,488
		20,793,866
Multi-Utilities - 0.9%
PG&E Corp.	52,000	2,386,280
Sempra Energy	50,500	4,425,315
		6,811,595
TOTAL UTILITIES		27,605,461
TOTAL COMMON STOCKS (Cost $653,211,193)		764,511,266
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	24,219,684	24,219,684
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,175,293	5,175,293
TOTAL MONEY MARKET FUNDS (Cost $29,394,977)		29,394,977
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $682,606,170)		793,906,243
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(8,589,990)
NET ASSETS - 100%		$ 785,316,253
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	9/21/13 - $435.00	46	$ 43,453	$ (107,295)
Eaton Corp. PLC	9/21/13 - $72.50	51	2,798	(3,825)
Merck & Co., Inc.	9/21/13 - $49.00	618	37,142	(39,552)
Morgan Stanley	10/19/13 - $29.00	823	72,457	(55,964)
Paychex, Inc.	9/21/13 - $40.00	249	8,182	(13,073)
Pfizer, Inc.	9/21/13 - $30.00	501	16,603	(18,036)
Prudential Financial, Inc.	9/21/13 - $82.50	294	35,997	(35,280)
Southern Co.	9/21/13 - $46.00	117	4,212	(3,159)
The Blackstone Group LP	9/21/13 - $26.00	124	2,375	(930)
UnitedHealth Group, Inc.	9/21/13 - $75.00	192	18,705	(21,312)
Walgreen Co.	9/21/13 - $52.50	605	58,685	(38,418)
TOTAL WRITTEN OPTIONS			$ 300,609	$ (336,844)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $17,660,724.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,750
Fidelity Securities Lending Cash Central Fund	14,942
Total	$ 27,692
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (336,844)
Total Value of Derivatives	$ -	$ (336,844)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,994,821) - See accompanying schedule: Unaffiliated issuers (cost $653,211,193)	$ 764,511,266
Fidelity Central Funds (cost $29,394,977)	29,394,977
Total Investments (cost $682,606,170)		$ 793,906,243
Receivable for investments sold		804,011
Receivable for fund shares sold		5,202
Dividends receivable		904,500
Distributions receivable from Fidelity Central Funds		3,380
Other receivables		8,377
Total assets		795,631,713

Liabilities
Payable to custodian bank	$ 100,736
Payable for fund shares redeemed	4,234,267
Accrued management fee	295,543
Written options, at value (premium received $300,609)	336,844
Other affiliated payables	142,141
Other payables and accrued expenses	30,636
Collateral on securities loaned, at value	5,175,293
Total liabilities		10,315,460

Net Assets		$ 785,316,253
Net Assets consist of:
Paid in capital		$ 653,276,057
Undistributed net investment income		1,721,815
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,054,543
Net unrealized appreciation (depreciation) on investments		111,263,838
Net Assets, for 65,561,244 shares outstanding		$ 785,316,253
Net Asset Value, offering price and redemption price per share ($785,316,253 ÷ 65,561,244 shares)		$ 11.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 10,817,735
Income from Fidelity Central Funds		27,692
Total income		10,845,427

Expenses
Management fee	$ 1,704,766
Transfer agent fees	708,573
Accounting and security lending fees	131,989
Custodian fees and expenses	8,982
Independent trustees' compensation	2,206
Audit	23,929
Legal	608
Miscellaneous	1,278
Total expenses before reductions	2,582,331
Expense reductions	(15,600)	2,566,731
Net investment income (loss)		8,278,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,505,055
Foreign currency transactions	(62)
Total net realized gain (loss)		19,504,993
Change in net unrealized appreciation (depreciation) on: Investment securities	73,970,799
Assets and liabilities in foreign currencies	(70)
Written options	(36,235)
Total change in net unrealized appreciation (depreciation)		73,934,494
Net gain (loss)		93,439,487
Net increase (decrease) in net assets resulting from operations		$ 101,718,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,278,696	$ 2,078,209
Net realized gain (loss)	19,504,993	1,717,752
Change in net unrealized appreciation (depreciation)	73,934,494	37,329,344
Net increase (decrease) in net assets resulting from operations	101,718,183	41,125,305
Distributions to shareholders from net investment income	(7,456,004)	(1,147,778)
Distributions to shareholders from net realized gain	(2,199,510)	-
Total distributions	(9,655,514)	(1,147,778)
Share transactions Proceeds from sales of shares	30,438,741	675,225,856
Reinvestment of distributions	9,655,514	1,147,778
Cost of shares redeemed	(52,852,915)	(10,338,917)
Net increase (decrease) in net assets resulting from share transactions	(12,758,660)	666,034,717
Total increase (decrease) in net assets	79,304,009	706,012,244

Net Assets
Beginning of period	706,012,244	-
End of period (including undistributed net investment income of $1,721,815 and undistributed net investment income of $899,123, respectively)	$ 785,316,253	$ 706,012,244
Other Information Shares
Sold	2,694,196	67,522,485
Issued in reinvestment of distributions	860,174	114,207
Redeemed	(4,617,222)	(1,012,596)
Net increase (decrease)	(1,062,852)	66,624,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2013	Period ended January 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.03
Net realized and unrealized gain (loss)	1.41	.59
Total from investment operations	1.53	.62
Distributions from net investment income	(.11)	(.02)
Distributions from net realized gain	(.03)	-
Total distributions	(.15) I	(.02)
Net asset value, end of period	$ 11.98	$ 10.60
Total Return B, C	14.49%	6.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.75% A
Expenses net of fee waivers, if any	.69% A	.75% A
Expenses net of all reductions	.68% A	.68% A
Net investment income (loss)	2.20% A	2.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785,316	$ 706,012
Portfolio turnover rate F	47% A	34% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	6.2	0.0
Wells Fargo & Co.	3.7	3.2
Berkshire Hathaway, Inc. Class B	3.5	3.4
Merck & Co., Inc.	3.0	2.5
General Electric Co.	2.8	3.3
Occidental Petroleum Corp.	2.7	3.0
UnitedHealth Group, Inc.	2.0	1.3
U.S. Bancorp	2.0	1.9
Capital One Financial Corp.	1.8	1.5
National Oilwell Varco, Inc.	1.8	1.1
	29.5
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	26.4
Energy	14.7	16.2
Health Care	12.4	11.3
Industrials	9.0	8.9
Information Technology	8.9	6.3
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks and Equity Futures 97.7%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	4.8%	** Foreign investments	5.7%

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.2%
Delphi Automotive PLC	92,832	$ 4,986,935
TRW Automotive Holdings Corp. (a)	64,374	4,719,258
		9,706,193
Household Durables - 0.7%
Whirlpool Corp.	41,639	5,577,128
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	275,486	6,738,388
Media - 2.0%
Comcast Corp. Class A	159,631	7,196,165
The Walt Disney Co.	36,000	2,327,400
Twenty-First Century Fox, Inc. Class A	221,760	6,626,189
		16,149,754
Multiline Retail - 1.0%
Macy's, Inc.	72,800	3,519,152
Target Corp.	56,201	4,004,321
		7,523,473
Specialty Retail - 0.5%
Staples, Inc.	254,107	4,324,901
TOTAL CONSUMER DISCRETIONARY		50,019,837
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	71,853	3,596,961
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	71,932	5,606,380
Walgreen Co.	122,483	6,154,771
		11,761,151
Food Products - 2.3%
Archer Daniels Midland Co.	105,708	3,855,171
Mondelez International, Inc.	321,745	10,060,966
The J.M. Smucker Co.	35,088	3,948,102
		17,864,239
Household Products - 1.2%
Procter & Gamble Co.	117,178	9,409,393
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A (a)	273,710	$ 4,705,075
TOTAL CONSUMER STAPLES		47,336,819
ENERGY - 14.7%
Energy Equipment & Services - 1.8%
National Oilwell Varco, Inc.	196,476	13,786,721
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	135,800	12,021,016
Chevron Corp.	389,686	49,057,569
Energen Corp.	116,000	6,947,240
Marathon Petroleum Corp.	126,600	9,283,578
Occidental Petroleum Corp.	236,882	21,094,342
The Williams Companies, Inc.	106,459	3,637,704
		102,041,449
TOTAL ENERGY		115,828,170
FINANCIALS - 28.1%
Capital Markets - 2.9%
BlackRock, Inc. Class A	44,919	12,665,361
State Street Corp.	151,154	10,530,899
		23,196,260
Commercial Banks - 9.1%
CIT Group, Inc. (a)	185,300	9,285,383
PNC Financial Services Group, Inc.	168,000	12,776,400
Popular, Inc. (a)	142,803	4,698,219
U.S. Bancorp	425,308	15,872,495
Wells Fargo & Co.	663,500	28,862,250
		71,494,747
Consumer Finance - 1.8%
Capital One Financial Corp.	210,900	14,556,318
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc.	224,201	7,264,112
Insurance - 10.8%
ACE Ltd.	128,920	11,780,710
AFLAC, Inc.	145,700	8,986,776
Axis Capital Holdings Ltd.	202,700	8,829,612
Berkshire Hathaway, Inc. Class B (a)	238,137	27,592,934
MetLife, Inc.	219,900	10,647,558
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	114,400	$ 7,789,496
The Travelers Companies, Inc.	116,600	9,741,930
		85,369,016
Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	75,271	8,050,233
Simon Property Group, Inc.	41,704	6,675,142
		14,725,375
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	221,410	5,130,070
TOTAL FINANCIALS		221,735,898
HEALTH CARE - 12.4%
Biotechnology - 0.4%
Amgen, Inc.	25,838	2,797,997
Prothena Corp. PLC (a)	9	156
		2,798,153
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	47,484	3,468,231
St. Jude Medical, Inc.	81,400	4,264,546
		7,732,777
Health Care Providers & Services - 5.1%
HCA Holdings, Inc.	199,700	7,788,300
Quest Diagnostics, Inc.	132,400	7,720,244
UnitedHealth Group, Inc.	222,900	16,238,265
WellPoint, Inc.	102,200	8,744,232
		40,491,041
Pharmaceuticals - 5.9%
Allergan, Inc.	33,350	3,038,852
Johnson & Johnson	124,405	11,631,868
Mallinckrodt PLC (a)	87,008	3,992,797
Merck & Co., Inc.	495,400	23,863,418
Pfizer, Inc.	150,700	4,404,961
		46,931,896
TOTAL HEALTH CARE		97,953,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	76,439	$ 6,523,304
Air Freight & Logistics - 1.0%
FedEx Corp.	73,043	7,742,558
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	55,191	1,534,310
Waste Management, Inc.	103,997	4,370,994
		5,905,304
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	234,818	7,960,330
URS Corp.	203,841	9,478,607
		17,438,937
Industrial Conglomerates - 3.3%
Danaher Corp.	52,890	3,561,613
General Electric Co.	915,745	22,316,706
		25,878,319
Machinery - 0.3%
Terex Corp. (a)	91,333	2,692,497
Road & Rail - 0.6%
CSX Corp.	205,415	5,096,346
TOTAL INDUSTRIALS		71,277,265
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	379,568	9,697,962
Juniper Networks, Inc. (a)	247,740	5,368,526
		15,066,488
Computers & Peripherals - 2.7%
Apple, Inc.	27,758	12,560,495
EMC Corp.	335,316	8,768,513
		21,329,008
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	102,420	4,675,473
Jabil Circuit, Inc.	334,326	7,686,155
		12,361,628
IT Services - 0.8%
Total System Services, Inc.	228,929	6,274,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	290,410	$ 8,006,604
Intersil Corp. Class A	275,407	2,811,905
		10,818,509
Software - 0.6%
Oracle Corp.	148,031	4,788,803
TOTAL INFORMATION TECHNOLOGY		70,639,380
MATERIALS - 2.6%
Chemicals - 1.4%
Ashland, Inc.	40,500	3,517,020
Eastman Chemical Co.	50,400	4,053,672
LyondellBasell Industries NV Class A	53,800	3,696,598
		11,267,290
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	40,815	4,667,195
Metals & Mining - 0.6%
Newmont Mining Corp.	61,800	1,854,000
Reliance Steel & Aluminum Co.	37,698	2,646,400
		4,500,400
TOTAL MATERIALS		20,434,885
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	372,405	13,134,724
CenturyLink, Inc.	164,842	5,909,586
Frontier Communications Corp. (d)	411,213	1,792,889
		20,837,199
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	162,457	1,166,441
TOTAL TELECOMMUNICATION SERVICES		22,003,640
UTILITIES - 6.2%
Electric Utilities - 2.9%
Edison International	98,600	4,915,210
ITC Holdings Corp.	50,500	4,634,385
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	81,500	$ 7,058,715
Northeast Utilities	146,339	6,498,915
		23,107,225
Gas Utilities - 0.6%
Atmos Energy Corp.	103,769	4,590,741
Questar Corp.	59	1,408
		4,592,149
Multi-Utilities - 2.7%
CMS Energy Corp.	119,200	3,336,408
NiSource, Inc.	173,000	5,314,560
PG&E Corp.	126,000	5,782,140
Sempra Energy	79,400	6,957,822
		21,390,930
TOTAL UTILITIES		49,090,304
TOTAL COMMON STOCKS (Cost $654,258,309)		766,320,065
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 8/15/13 (e) (Cost $339,997)	$ 340,000	339,999
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	26,510,251	$ 26,510,251
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,519,550	2,519,550
TOTAL MONEY MARKET FUNDS (Cost $29,029,801)		29,029,801
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $683,628,107)		795,689,865
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,283,386)
NET ASSETS - 100%		$ 790,406,479
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
66 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 5,697,120	$ 276,087
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $286,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,843
Fidelity Securities Lending Cash Central Fund	23,288
Total	$ 36,131
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,019,837	$ 50,019,837	$ -	$ -
Consumer Staples	47,336,819	47,336,819	-	-
Energy	115,828,170	115,828,170	-	-
Financials	221,735,898	221,735,898	-	-
Health Care	97,953,867	97,953,867	-	-
Industrials	71,277,265	71,277,265	-	-
Information Technology	70,639,380	70,639,380	-	-
Materials	20,434,885	20,434,885	-	-
Telecommunication Services	22,003,640	22,003,640	-	-
Utilities	49,090,304	49,090,304	-	-
U.S. Government and Government Agency Obligations	339,999	-	339,999	-
Money Market Funds	29,029,801	29,029,801	-	-
Total Investments in Securities:	$ 795,689,865	$ 795,349,866	$ 339,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 276,087	$ 276,087	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 276,087	$ -
Total Value of Derivatives	$ 276,087	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,433,115) - See accompanying schedule: Unaffiliated issuers (cost $654,598,306)	$ 766,660,064
Fidelity Central Funds (cost $29,029,801)	29,029,801
Total Investments (cost $683,628,107)		$ 795,689,865
Cash		28,842
Receivable for investments sold		5,456,750
Receivable for fund shares sold		5,202
Dividends receivable		594,576
Distributions receivable from Fidelity Central Funds		7,171
Receivable for daily variation margin for derivative instruments		7,260
Other receivables		6,146
Total assets		801,795,812

Liabilities
Payable for investments purchased	$ 1,886,542
Payable for fund shares redeemed	6,447,670
Accrued management fee	363,476
Other affiliated payables	143,298
Other payables and accrued expenses	28,797
Collateral on securities loaned, at value	2,519,550
Total liabilities		11,389,333

Net Assets		$ 790,406,479
Net Assets consist of:
Paid in capital		$ 641,435,073
Undistributed net investment income		4,797,175
Accumulated undistributed net realized gain (loss) on investments		31,836,386
Net unrealized appreciation (depreciation) on investments		112,337,845
Net Assets, for 64,561,860 shares outstanding		$ 790,406,479
Net Asset Value, offering price and redemption price per share ($790,406,479 ÷ 64,561,860 shares)		$ 12.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,803,785
Interest		40
Income from Fidelity Central Funds		36,131
Total income		7,839,956

Expenses
Management fee	$ 2,091,906
Transfer agent fees	713,316
Accounting and security lending fees	132,604
Custodian fees and expenses	25,688
Independent trustees' compensation	2,218
Audit	19,151
Legal	611
Miscellaneous	1,485
Total expenses before reductions	2,986,979
Expense reductions	(10,677)	2,976,302
Net investment income (loss)		4,863,654
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,836,774
Futures contracts	180,373
Total net realized gain (loss)		32,017,147
Change in net unrealized appreciation (depreciation) on: Investment securities	68,227,009
Futures contracts	276,087
Total change in net unrealized appreciation (depreciation)		68,503,096
Net gain (loss)		100,520,243
Net increase (decrease) in net assets resulting from operations		$ 105,383,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,863,654	$ 1,267,206
Net realized gain (loss)	32,017,147	3,887,443
Change in net unrealized appreciation (depreciation)	68,503,096	43,834,749
Net increase (decrease) in net assets resulting from operations	105,383,897	48,989,398
Distributions to shareholders from net investment income	(332,581)	(1,011,826)
Distributions to shareholders from net realized gain	(4,057,482)	-
Total distributions	(4,390,063)	(1,011,826)
Share transactions Proceeds from sales of shares	30,216,502	674,612,777
Reinvestment of distributions	4,390,063	1,011,826
Cost of shares redeemed	(57,754,524)	(11,041,571)
Net increase (decrease) in net assets resulting from share transactions	(23,147,959)	664,583,032
Total increase (decrease) in net assets	77,845,875	712,560,604

Net Assets
Beginning of period	712,560,604	-
End of period (including undistributed net investment income of $4,797,175 and undistributed net investment income of $266,102, respectively)	$ 790,406,479	$ 712,560,604
Other Information Shares
Sold	2,650,608	67,461,144
Issued in reinvestment of distributions	398,734	100,579
Redeemed	(4,976,063)	(1,073,142)
Net increase (decrease)	(1,926,721)	66,488,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2013	Period ended January 31,
	(Unaudited)	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.02
Net realized and unrealized gain (loss)	1.52	.72
Total from investment operations	1.59	.74
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	(.06)	-
Total distributions	(.07)	(.02)
Net asset value, end of period	$ 12.24	$ 10.72
Total Return B, C	14.86%	7.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.85% A
Expenses net of fee waivers, if any	.79% A	.85% A
Expenses net of all reductions	.79% A	.77% A
Net investment income (loss)	1.29% A	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,406	$ 712,561
Portfolio turnover rate F	79% A	48% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Series Equity-Income Fund and Fidelity Advisor® Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity debt classifications, partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Advisor Series Equity-Income Fund	$ 682,863,804	$ 116,056,442	$ (5,014,003)	$ 111,042,439
Fidelity Advisor Series Stock Selector Large Cap Value Fund	683,767,087	114,588,330	(2,665,552)	111,922,778

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity-Income Fund
Equity Risk
Written Options (a)	$ -	$ (36,235)
Totals	$ -	$ (36,235)

Fidelity Advisor Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts (a)	$ 180,373	$ 276,087
Total	$ 180,373	$ 276,087

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Series Stock Selector Large Cap Value Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities.

Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Advisor Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received. Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Options - continued

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$ -
Options Opened	3,620	300,609
Options Exercised	-	-
Options Closed	-	-
Options Expired	-	-
Outstanding at end of period	3,620	$ 300,609

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity-Income Fund	172,544,815	196,616,930
Fidelity Advisor Series Stock Selector Large Cap Value Fund	288,927,075	322,381,525

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Advisor Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on Fidelity Advisor Series Stock Selector Large Cap Value Fund's relative investment performance as compared to an appropriate benchmark index. Fidelity Advisor Series Stock Selector Large Cap Value Fund's performance adjustment will not take effect until December 1, 2013. Subsequent months will be added until the performance period includes 36

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

months. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Advisor Series Equity-Income Fund	.19%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity-Income Fund	$ 5,622
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,879

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity-Income Fund	$ 467
Fidelity Advisor Series Stock Selector Large Cap Value Fund	470

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Advisor Series Equity-Income Fund	$ 14,942	$ -	$ -
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$ 23,288	$ 15,339	$ 1,261,208

Semiannual Report

9. Expense Reductions.

Commissions paid to brokers with whom FMR places trades on behalf of certain Funds include an amount in addition to trade execution, which is rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Advisor Series Equity-Income Fund	$ 15,589	$ 11
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,677	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity-Income Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund

At its July 2013 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to each fund's management contract (Advisory Contract) to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. In reaching its determination to approve the amendment to the Advisory Contracts, the Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

The Board noted that the amendment to each fund's Advisory Contract involves no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature and level of services provided to the fund; (iii) the individual fee rate, group fee rate schedules, or maximum group fee rate to be paid by the fund; or (iv) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board considered that it approved each fund's Advisory Contract with an initial two-year term prior to its commencement of operations in December 2012.

In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the amendment to each fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA
Fidelity Advisor Series Stock Selector Large Cap Value Fund

The Northern Trust Company

Chicago, IL
Fidelity Advisor Series Equity-Income Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AEDTI-ALDTI-SANN-0913
1.956893.100

Fidelity®

Series Equity-Income Fund

and

Fidelity

Series Stock Selector Large Cap Value Fund

Fidelity Series Equity-Income Fund

Fidelity Series Stock Selector Large
Cap Value Fund

Class F

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series Equity-Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Series Equity-Income Fund
Series Equity-Income	.66%
Actual		$ 1,000.00	$ 1,145.70	$ 3.51
Hypothetical A		$ 1,000.00	$ 1,021.52	$ 3.31
Class F	.48%
Actual		$ 1,000.00	$ 1,147.50	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.76%
Actual		$ 1,000.00	$ 1,148.80	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class F	.58%
Actual		$ 1,000.00	$ 1,149.90	$ 3.09
Hypothetical A		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Equity-Income Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.4	4.7
Wells Fargo & Co.	4.2	3.9
JPMorgan Chase & Co.	4.1	4.0
Exxon Mobil Corp.	3.8	3.7
General Electric Co.	3.1	2.4
MetLife, Inc.	2.9	2.1
Cisco Systems, Inc.	2.6	1.9
Johnson & Johnson	2.6	2.4
Procter & Gamble Co.	2.5	3.2
Paychex, Inc.	2.4	2.3
	32.6
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.4	20.0
Energy	14.5	14.0
Health Care	11.5	13.7
Information Technology	10.1	9.5
Consumer Staples	9.6	11.0
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks 96.1%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	3.4%	** Foreign investments	4.6%

Semiannual Report

Fidelity Series Equity-Income Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.3%
Gentex Corp.	725,710	$ 16,386,532
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	319,969	31,382,560
Texas Roadhouse, Inc. Class A	426,172	10,415,644
Yum! Brands, Inc.	335,500	24,464,660
		66,262,864
Media - 3.7%
Comcast Corp. Class A	2,970,085	133,891,432
Sinclair Broadcast Group, Inc. Class A	151,600	4,276,636
Time Warner, Inc.	1,423,246	88,611,296
		226,779,364
Multiline Retail - 2.2%
Kohl's Corp.	820,500	43,470,090
Target Corp.	1,248,219	88,935,604
		132,405,694
Specialty Retail - 1.0%
Foot Locker, Inc.	341,200	12,327,556
Lowe's Companies, Inc.	656,368	29,260,885
Staples, Inc.	1,093,700	18,614,774
		60,203,215
TOTAL CONSUMER DISCRETIONARY		502,037,669
CONSUMER STAPLES - 9.6%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	557,100	27,888,426
The Coca-Cola Co.	1,019,900	40,877,592
		68,766,018
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	401,600	24,694,384
Safeway, Inc.	787,711	20,315,067
Sysco Corp.	467,000	16,116,170
Wal-Mart Stores, Inc.	369,500	28,798,830
Walgreen Co. (e)	1,857,768	93,352,842
		183,277,293
Food Products - 1.3%
Kellogg Co.	1,216,800	80,600,832
Household Products - 2.5%
Procter & Gamble Co.	1,852,300	148,739,690
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	1,423,900	$ 49,921,934
Lorillard, Inc.	842,124	35,815,534
Philip Morris International, Inc.	196,800	17,550,624
		103,288,092
TOTAL CONSUMER STAPLES		584,671,925
ENERGY - 14.5%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	343,200	19,679,088
Halliburton Co.	401,915	18,162,539
National Oilwell Varco, Inc.	399,965	28,065,544
Noble Corp.	598,400	22,858,880
Schlumberger Ltd.	165,000	13,419,450
		102,185,501
Oil, Gas & Consumable Fuels - 12.8%
Apache Corp.	631,441	50,673,140
Chevron Corp.	2,142,703	269,744,881
EV Energy Partners LP	463,700	19,484,674
Exxon Mobil Corp.	2,456,800	230,325,000
Hess Corp.	312,300	23,253,858
Holly Energy Partners LP	351,200	13,359,648
HollyFrontier Corp.	219,573	10,001,550
Legacy Reserves LP	275,000	7,460,750
Markwest Energy Partners LP	391,377	27,478,579
Occidental Petroleum Corp.	579,532	51,607,325
Scorpio Tankers, Inc.	331,650	3,299,918
The Williams Companies, Inc.	1,882,733	64,332,987
Tsakos Energy Navigation Ltd.	733,799	3,764,389
Williams Partners LP	145,700	7,317,054
		782,103,753
TOTAL ENERGY		884,289,254
FINANCIALS - 25.4%
Capital Markets - 3.5%
Apollo Investment Corp.	2,769,313	22,514,515
BlackRock, Inc. Class A	122,300	34,483,708
Carlyle Group LP	217,100	6,076,629
Charles Schwab Corp.	1,521,078	33,600,613
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	147,000	$ 7,399,980
KKR & Co. LP	1,326,779	27,132,631
Morgan Stanley (e)	2,530,400	68,852,184
The Blackstone Group LP (e)	613,000	13,823,150
		213,883,410
Commercial Banks - 7.6%
CIT Group, Inc. (a)	150,000	7,516,500
Comerica, Inc.	681,100	28,973,994
Cullen/Frost Bankers, Inc.	335,700	24,183,828
M&T Bank Corp.	553,400	64,670,324
PNC Financial Services Group, Inc.	169,400	12,882,870
SunTrust Banks, Inc.	306,800	10,673,572
U.S. Bancorp	1,525,800	56,942,856
Wells Fargo & Co.	5,962,200	259,355,700
		465,199,644
Diversified Financial Services - 5.0%
Bank of America Corp.	1,180,687	17,238,030
JPMorgan Chase & Co.	4,444,750	247,705,918
KKR Financial Holdings LLC	3,604,100	38,095,337
		303,039,285
Insurance - 6.3%
ACE Ltd.	526,118	48,076,663
AFLAC, Inc.	721,100	44,477,448
Hanover Insurance Group, Inc.	289,900	15,605,317
MetLife, Inc.	3,597,800	174,205,476
Prudential Financial, Inc. (e)	905,100	71,475,747
Validus Holdings Ltd.	842,268	29,841,555
		383,682,206
Real Estate Investment Trusts - 2.8%
American Capital Agency Corp.	1,709,425	38,513,345
Annaly Capital Management, Inc.	3,128,004	37,285,808
CommonWealth REIT	250,052	5,768,700
Coresite Realty Corp.	98,203	3,334,974
First Potomac Realty Trust	872,971	11,846,216
Home Properties, Inc.	299,500	19,111,095
Rayonier, Inc.	370,300	21,640,332
Retail Properties America, Inc.	722,250	10,176,503
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Two Harbors Investment Corp.	1,455,069	$ 14,594,342
Ventas, Inc.	114,500	7,527,230
		169,798,545
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	818,392	11,498,408
TOTAL FINANCIALS		1,547,101,498
HEALTH CARE - 11.5%
Biotechnology - 0.3%
Amgen, Inc.	118,377	12,819,045
PDL BioPharma, Inc. (d)	483,711	3,927,733
		16,746,778
Health Care Equipment & Supplies - 0.4%
Covidien PLC	247,800	15,271,914
St. Jude Medical, Inc.	215,300	11,279,567
		26,551,481
Health Care Providers & Services - 2.9%
Aetna, Inc.	553,400	35,511,678
Quest Diagnostics, Inc.	339,716	19,808,840
UnitedHealth Group, Inc. (e)	738,800	53,821,580
WellPoint, Inc.	816,600	69,868,296
		179,010,394
Health Care Technology - 0.2%
Quality Systems, Inc.	479,814	10,973,346
Pharmaceuticals - 7.7%
AbbVie, Inc.	511,300	23,253,924
Eli Lilly & Co.	715,943	38,023,733
Johnson & Johnson	1,704,600	159,380,100
Merck & Co., Inc. (e)	2,796,100	134,688,137
Pfizer, Inc. (e)	2,566,677	75,023,969
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,000	4,247,900
Warner Chilcott PLC	1,509,975	32,177,567
		466,795,330
TOTAL HEALTH CARE		700,077,329
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.1%
Raytheon Co.	357,245	$ 25,664,481
United Technologies Corp.	359,400	37,941,858
		63,606,339
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	599,000	35,712,380
United Parcel Service, Inc. Class B	914,000	79,335,200
		115,047,580
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	1,875,407	63,595,051
Electrical Equipment - 0.6%
Eaton Corp. PLC (e)	151,500	10,445,925
Emerson Electric Co.	245,440	15,062,653
Hubbell, Inc. Class B	116,081	12,461,295
		37,969,873
Industrial Conglomerates - 3.1%
General Electric Co.	7,622,728	185,765,881
Machinery - 1.3%
Cummins, Inc.	178,833	21,672,771
Illinois Tool Works, Inc.	136,685	9,846,787
Stanley Black & Decker, Inc.	585,321	49,529,863
		81,049,421
Professional Services - 0.1%
Acacia Research Corp.	242,900	5,542,978
Road & Rail - 0.4%
CSX Corp.	1,022,600	25,370,706
TOTAL INDUSTRIALS		577,947,829
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	6,291,528	160,748,540
Computers & Peripherals - 1.0%
Apple, Inc. (e)	128,978	58,362,545
IT Services - 3.5%
Fidelity National Information Services, Inc.	86,906	3,750,863
IBM Corp.	330,029	64,368,856
Paychex, Inc. (e)	3,658,088	144,274,991
		212,394,710
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	4,508,171	$ 73,528,269
Broadcom Corp. Class A	247,500	6,823,575
KLA-Tencor Corp.	251,300	14,733,719
		95,085,563
Software - 1.4%
CA Technologies, Inc.	852,700	25,359,298
Microsoft Corp.	1,887,300	60,072,759
		85,432,057
TOTAL INFORMATION TECHNOLOGY		612,023,415
MATERIALS - 0.6%
Chemicals - 0.3%
Eastman Chemical Co.	107,815	8,671,560
RPM International, Inc.	306,152	10,788,796
		19,460,356
Metals & Mining - 0.3%
Commercial Metals Co.	861,661	13,347,129
Freeport-McMoRan Copper & Gold, Inc.	106,600	3,014,648
		16,361,777
TOTAL MATERIALS		35,822,133
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	3,208,400	113,160,268
CenturyLink, Inc.	1,156,200	41,449,770
Verizon Communications, Inc.	794,155	39,294,789
		193,904,827
UTILITIES - 3.4%
Electric Utilities - 2.6%
Duke Energy Corp.	392,460	27,864,660
Edison International	178,238	8,885,164
FirstEnergy Corp.	570,600	21,722,742
Hawaiian Electric Industries, Inc. (d)	559,100	14,905,606
Northeast Utilities	315,700	14,020,237
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	1,380,008	$ 43,842,854
Southern Co. (e)	583,500	26,164,140
		157,405,403
Multi-Utilities - 0.8%
PG&E Corp.	388,500	17,828,265
Sempra Energy	375,402	32,896,477
		50,724,742
TOTAL UTILITIES		208,130,145
TOTAL COMMON STOCKS (Cost $5,009,845,566)		5,846,006,024
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.11% (b)	232,048,098	232,048,098
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,145,550	10,145,550
TOTAL MONEY MARKET FUNDS (Cost $242,193,648)		242,193,648
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,252,039,214)		6,088,199,672
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,420,960)
NET ASSETS - 100%		$ 6,084,778,712
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	9/21/13 - $435.00	357	$ 337,236	$ (832,703)
Eaton Corp. PLC	9/21/13 - $72.50	379	20,796	(28,425)
Merck & Co., Inc.	9/21/13 - $49.00	4,753	285,655	(304,192)
Morgan Stanley	10/19/13 - $29.00	6,326	556,940	(430,168)
Paychex, Inc.	9/21/13 - $40.00	1,916	62,960	(100,590)
Pfizer, Inc.	9/21/13 - $30.00	3,850	127,589	(138,600)
Prudential Financial, Inc.	9/21/13 - $82.50	2,263	277,082	(271,560)
Southern Co.	9/21/13 - $46.00	875	31,500	(23,625)
The Blackstone Group LP	9/21/13 - $26.00	920	17,618	(6,900)
UnitedHealth Group, Inc.	9/21/13 - $75.00	1,478	143,987	(164,058)
Walgreen Co.	9/21/13 - $52.50	4,644	450,468	(294,894)
TOTAL WRITTEN OPTIONS	$ 2,311,831	$ (2,595,715)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $135,658,297.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 130,558
Fidelity Securities Lending Cash Central Fund	81,011
Total	$ 211,569
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (2,595,715)
Total Value of Derivatives	$ -	$ (2,595,715)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,676,596) - See accompanying schedule: Unaffiliated issuers (cost $5,009,845,566)	$ 5,846,006,024
Fidelity Central Funds (cost $242,193,648)	242,193,648
Total Investments (cost $5,252,039,214)		$ 6,088,199,672
Receivable for investments sold		5,291,000
Receivable for fund shares sold		6,419,501
Dividends receivable		6,903,070
Distributions receivable from Fidelity Central Funds		22,412
Other receivables		57,078
Total assets		6,106,892,733

Liabilities
Payable for fund shares redeemed	6,552,682
Accrued management fee	2,274,367
Written options, at value (premium received $2,311,831)	2,595,715
Other affiliated payables	503,758
Other payables and accrued expenses	41,949
Collateral on securities loaned, at value	10,145,550
Total liabilities		22,114,021

Net Assets		$ 6,084,778,712
Net Assets consist of:
Paid in capital		$ 5,101,467,953
Undistributed net investment income		12,167,348
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		135,266,837
Net unrealized appreciation (depreciation) on investments		835,876,574
Net Assets		$ 6,084,778,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Series Equity-Income: Net Asset Value, offering price and redemption price per share ($2,718,806,991 ÷ 227,281,942 shares)	$ 11.96

Class F: Net Asset Value, offering price and redemption price per share ($3,365,971,721 ÷ 281,289,918 shares)	$ 11.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 80,624,660
Interest		17
Income from Fidelity Central Funds		211,569
Total income		80,836,246

Expenses
Management fee	$ 12,857,054
Transfer agent fees	2,421,231
Accounting and security lending fees	555,173
Custodian fees and expenses	28,801
Independent trustees' compensation	16,536
Audit	27,368
Legal	4,524
Miscellaneous	9,567
Total expenses before reductions	15,920,254
Expense reductions	(103,908)	15,816,346
Net investment income (loss)		65,019,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,848,341
Foreign currency transactions	(1,400)
Total net realized gain (loss)		137,846,941
Change in net unrealized appreciation (depreciation) on: Investment securities	568,033,969
Assets and liabilities in foreign currencies	(1,565)
Written options	(283,884)
Total change in net unrealized appreciation (depreciation)		567,748,520
Net gain (loss)		705,595,461
Net increase (decrease) in net assets resulting from operations		$ 770,615,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,019,900	$ 16,933,335
Net realized gain (loss)	137,846,941	9,608,052
Change in net unrealized appreciation (depreciation)	567,748,520	268,128,054
Net increase (decrease) in net assets resulting from operations	770,615,361	294,669,441
Distributions to shareholders from net investment income	(60,213,453)	(9,328,125)
Distributions to shareholders from net realized gain	(12,432,465)	-
Total distributions	(72,645,918)	(9,328,125)
Share transactions - net increase (decrease)	141,437,476	4,960,030,477
Total increase (decrease) in net assets	839,406,919	5,245,371,793

Net Assets
Beginning of period	5,245,371,793	-
End of period (including undistributed net investment income of $12,167,348 and undistributed net investment income of $7,360,901, respectively)	$ 6,084,778,712	$ 5,245,371,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Equity-Income

	Six months ended July 31, 2013 (Unaudited)	Period ended January 31, 2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.03
Net realized and unrealized gain (loss)	1.41	.56
Total from investment operations	1.53	.59
Distributions from net investment income	(.12)	(.02)
Distributions from net realized gain	(.03)	-
Total distributions	(.14) I	(.02)
Net asset value, end of period	$ 11.96	$ 10.57
Total Return B, C	14.57%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.68% A
Expenses net of fee waivers, if any	.66% A	.68% A
Expenses net of all reductions	.66% A	.59% A
Net investment income (loss)	2.19% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,718,807	$ 2,493,356
Portfolio turnover rate F	50% A	47% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $0.25 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2013 (Unaudited)	Period ended January 31, 2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.04
Net realized and unrealized gain (loss)	1.42	.55
Total from investment operations	1.55	.59
Distributions from net investment income	(.12)	(.02)
Distributions from net realized gain	(.03)	-
Total distributions	(.15)	(.02)
Net asset value, end of period	$ 11.97	$ 10.57
Total Return B, C	14.75%	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.49% A
Expenses net of fee waivers, if any	.48% A	.49% A
Expenses net of all reductions	.47% A	.40% A
Net investment income (loss)	2.38% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,365,972	$ 2,752,016
Portfolio turnover rate F	50% A	47% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	6.2	0.0
Wells Fargo & Co.	3.8	3.2
Berkshire Hathaway, Inc. Class B	3.6	3.4
Merck & Co., Inc.	3.2	2.5
General Electric Co.	2.9	3.3
Occidental Petroleum Corp.	2.7	3.0
UnitedHealth Group, Inc.	2.1	1.3
U.S. Bancorp	2.0	1.9
Capital One Financial Corp.	1.9	1.5
National Oilwell Varco, Inc.	1.7	1.1
	30.1
Top Five Market Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.9	26.8
Energy	14.6	16.3
Health Care	12.8	11.4
Industrials	9.2	8.9
Information Technology	8.9	6.4
Asset Allocation (% of fund's net assets)
As of July 31, 2013*		As of January 31, 2013**
	Stocks and Equity Futures 99.0%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	4.9%	** Foreign investments	6.1%

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.2%
Delphi Automotive PLC	662,068	$ 35,566,293
TRW Automotive Holdings Corp. (a)	459,426	33,680,520
		69,246,813
Household Durables - 0.7%
Whirlpool Corp.	302,468	40,512,564
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	1,964,714	48,056,904
Media - 2.0%
Comcast Corp. Class A	1,138,967	51,344,632
The Walt Disney Co.	256,900	16,608,585
Twenty-First Century Fox, Inc. Class A	1,581,740	47,262,391
		115,215,608
Multiline Retail - 1.0%
Macy's, Inc.	519,124	25,094,454
Target Corp.	400,927	28,566,049
		53,660,503
Specialty Retail - 0.5%
Staples, Inc.	1,812,881	30,855,235
TOTAL CONSUMER DISCRETIONARY		357,547,627
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	511,947	25,628,067
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	513,568	40,027,490
Walgreen Co.	873,217	43,879,154
		83,906,644
Food Products - 2.3%
Archer Daniels Midland Co.	753,592	27,483,500
Mondelez International, Inc.	2,293,755	71,725,719
The J.M. Smucker Co.	250,212	28,153,854
		127,363,073
Household Products - 1.2%
Procter & Gamble Co.	835,122	67,060,297
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A (a)	1,951,290	$ 33,542,675
TOTAL CONSUMER STAPLES		337,500,756
ENERGY - 14.6%
Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc.	1,400,724	98,288,803
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	967,800	85,669,656
Chevron Corp.	2,777,814	349,699,007
Energen Corp.	826,900	49,523,041
Marathon Petroleum Corp.	902,200	66,158,326
Occidental Petroleum Corp.	1,688,618	150,371,433
The Williams Companies, Inc.	758,641	25,922,763
		727,344,226
TOTAL ENERGY		825,633,029
FINANCIALS - 28.9%
Capital Markets - 3.0%
BlackRock, Inc. Class A	330,381	93,154,227
State Street Corp.	1,098,746	76,549,634
		169,703,861
Commercial Banks - 9.3%
CIT Group, Inc. (a)	1,356,800	67,989,248
PNC Financial Services Group, Inc.	1,236,500	94,035,825
Popular, Inc. (a)	1,062,614	34,960,001
U.S. Bancorp	3,113,992	116,214,181
Wells Fargo & Co.	4,902,800	213,271,800
		526,471,055
Consumer Finance - 1.9%
Capital One Financial Corp.	1,543,900	106,559,978
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc.	1,641,599	53,187,808
Insurance - 11.2%
ACE Ltd.	936,780	85,602,956
AFLAC, Inc.	1,072,500	66,151,800
Axis Capital Holdings Ltd.	1,512,965	65,904,755
Berkshire Hathaway, Inc. Class B (a)	1,772,263	205,352,114
MetLife, Inc.	1,642,300	79,520,166
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	841,700	$ 57,311,353
The Travelers Companies, Inc.	847,300	70,791,915
		630,635,059
Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	550,829	58,911,162
Simon Property Group, Inc.	305,540	48,904,732
		107,815,894
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	1,629,890	37,764,551
TOTAL FINANCIALS		1,632,138,206
HEALTH CARE - 12.8%
Biotechnology - 0.4%
Amgen, Inc.	193,062	20,906,684
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	355,816	25,988,801
St. Jude Medical, Inc.	595,900	31,219,201
		57,208,002
Health Care Providers & Services - 5.2%
HCA Holdings, Inc.	1,494,200	58,273,800
Quest Diagnostics, Inc.	928,300	54,129,173
UnitedHealth Group, Inc.	1,668,200	121,528,370
WellPoint, Inc.	712,200	60,935,832
		294,867,175
Pharmaceuticals - 6.2%
Allergan, Inc.	249,550	22,738,996
Johnson & Johnson	925,959	86,577,167
Mallinckrodt PLC (a)	632,724	29,035,704
Merck & Co., Inc.	3,688,800	177,689,496
Pfizer, Inc.	1,121,536	32,782,497
		348,823,860
TOTAL HEALTH CARE		721,805,721
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.8%
General Dynamics Corp.	559,740	47,768,212
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.0%
FedEx Corp.	534,777	$ 56,686,362
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	401,309	11,156,390
Waste Management, Inc.	761,405	32,001,852
		43,158,242
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	1,719,203	58,280,982
URS Corp.	1,481,448	68,887,332
		127,168,314
Industrial Conglomerates - 3.4%
Danaher Corp.	384,711	25,906,439
General Electric Co.	6,705,133	163,404,091
		189,310,530
Machinery - 0.3%
Terex Corp. (a)	668,687	19,712,893
Road & Rail - 0.7%
CSX Corp.	1,503,935	37,312,627
TOTAL INDUSTRIALS		521,117,180
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	2,783,432	71,116,688
Juniper Networks, Inc. (a)	1,765,060	38,248,850
		109,365,538
Computers & Peripherals - 2.7%
Apple, Inc.	197,942	89,568,755
EMC Corp.	2,377,684	62,176,437
		151,745,192
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	698,228	31,874,108
Jabil Circuit, Inc.	2,401,474	55,209,887
		87,083,995
IT Services - 0.8%
Total System Services, Inc.	1,568,503	42,992,667
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	2,110,790	$ 58,194,480
Intersil Corp. Class A	2,006,293	20,484,252
		78,678,732
Software - 0.6%
Oracle Corp.	1,093,369	35,370,487
TOTAL INFORMATION TECHNOLOGY		505,236,611
MATERIALS - 2.6%
Chemicals - 1.4%
Ashland, Inc.	287,900	25,001,236
Eastman Chemical Co.	359,000	28,874,370
LyondellBasell Industries NV Class A	383,200	26,329,672
		80,205,278
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	290,285	33,194,090
Metals & Mining - 0.6%
Newmont Mining Corp.	439,800	13,194,000
Reliance Steel & Aluminum Co.	268,302	18,834,800
		32,028,800
TOTAL MATERIALS		145,428,168
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	2,719,995	95,934,224
CenturyLink, Inc.	1,125,658	40,354,839
Frontier Communications Corp. (d)	2,938,587	12,812,239
		149,101,302
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	1,190,640	8,548,795
TOTAL TELECOMMUNICATION SERVICES		157,650,097
UTILITIES - 6.2%
Electric Utilities - 2.9%
Edison International	702,900	35,039,565
ITC Holdings Corp.	362,800	33,294,156
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	581,400	$ 50,355,054
Northeast Utilities	1,043,561	46,344,544
		165,033,319
Gas Utilities - 0.6%
Atmos Energy Corp.	739,531	32,716,851
Questar Corp.	61	1,455
		32,718,306
Multi-Utilities - 2.7%
CMS Energy Corp.	849,600	23,780,304
NiSource, Inc.	1,233,700	37,899,264
PG&E Corp.	898,100	41,213,809
Sempra Energy	566,300	49,624,869
		152,518,246
TOTAL UTILITIES		350,269,871
TOTAL COMMON STOCKS (Cost $4,730,442,878)		5,554,327,266
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 8/15/13 to 10/3/13 (e) (Cost $1,344,948)	$ 1,345,000	1,344,957
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	159,856,114	159,856,114
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,558,086	13,558,086
TOTAL MONEY MARKET FUNDS (Cost $173,414,200)		173,414,200
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $4,905,202,026)		5,729,086,423
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(81,514,470)
NET ASSETS - 100%		$ 5,647,571,953
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
482 ICE Russell 1000 Value Index Contracts	Sept. 2013	$ 41,606,240	$ 1,910,214
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,089,959.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,003
Fidelity Securities Lending Cash Central Fund	113,029
Total	$ 192,032
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 357,547,627	$ 357,547,627	$ -	$ -
Consumer Staples	337,500,756	337,500,756	-	-
Energy	825,633,029	825,633,029	-	-
Financials	1,632,138,206	1,632,138,206	-	-
Health Care	721,805,721	721,805,721	-	-
Industrials	521,117,180	521,117,180	-	-
Information Technology	505,236,611	505,236,611	-	-
Materials	145,428,168	145,428,168	-	-
Telecommunication Services	157,650,097	157,650,097	-	-
Utilities	350,269,871	350,269,871	-	-
U.S. Government and Government Agency Obligations	1,344,957	-	1,344,957	-
Money Market Funds	173,414,200	173,414,200	-	-
Total Investments in Securities:	$ 5,729,086,423	$ 5,727,741,466	$ 1,344,957	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,910,214	$ 1,910,214	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,910,214	$ -
Total Value of Derivatives	$ 1,910,214	$ -

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,121,214) - See accompanying schedule: Unaffiliated issuers (cost $4,731,787,826)	$ 5,555,672,223
Fidelity Central Funds (cost $173,414,200)	173,414,200
Total Investments (cost $4,905,202,026)		$ 5,729,086,423
Cash		587,734
Receivable for investments sold		83,751,828
Receivable for fund shares sold		2,047,124
Dividends receivable		4,377,792
Distributions receivable from Fidelity Central Funds		39,092
Receivable for daily variation margin for derivative instruments		53,020
Other receivables		43,921
Total assets		5,819,986,934

Liabilities
Payable for investments purchased	$ 5,768,336
Payable for fund shares redeemed	149,894,358
Accrued management fee	2,659,050
Other affiliated payables	492,065
Other payables and accrued expenses	43,086
Collateral on securities loaned, at value	13,558,086
Total liabilities		172,414,981

Net Assets		$ 5,647,571,953
Net Assets consist of:
Paid in capital		$ 4,534,039,985
Undistributed net investment income		40,082,751
Accumulated undistributed net realized gain (loss) on investments		247,654,606
Net unrealized appreciation (depreciation) on investments		825,794,611
Net Assets		$ 5,647,571,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Series Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($2,518,187,773 ÷ 205,521,124 shares)	$ 12.25

Class F: Net Asset Value, offering price and redemption price per share ($3,129,384,180 ÷ 255,165,535 shares)	$ 12.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Dividends		$ 58,564,182
Interest		351
Income from Fidelity Central Funds		192,032
Total income		58,756,565

Expenses
Management fee	$ 15,583,623
Transfer agent fees	2,405,854
Accounting and security lending fees	554,582
Custodian fees and expenses	55,161
Independent trustees' compensation	16,574
Audit	23,784
Legal	4,550
Miscellaneous	9,566
Total expenses before reductions	18,653,694
Expense reductions	(73,089)	18,580,605
Net investment income (loss)		40,175,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	248,307,808
Futures contracts	1,373,977
Total net realized gain (loss)		249,681,785
Change in net unrealized appreciation (depreciation) on: Investment securities	493,844,965
Futures contracts	1,910,214
Total change in net unrealized appreciation (depreciation)		495,755,179
Net gain (loss)		745,436,964
Net increase (decrease) in net assets resulting from operations		$ 785,612,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	For the period December 6, 2012 (commencement of operations) to January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,175,960	$ 11,210,042
Net realized gain (loss)	249,681,785	19,342,161
Change in net unrealized appreciation (depreciation)	495,755,179	330,039,432
Net increase (decrease) in net assets resulting from operations	785,612,924	360,591,635
Distributions to shareholders from net investment income	(3,014,824)	(8,312,592)
Distributions to shareholders from net realized gain	(21,345,175)	-
Total distributions	(24,359,999)	(8,312,592)
Share transactions - net increase (decrease)	(416,716,983)	4,950,756,968
Total increase (decrease) in net assets	344,535,942	5,303,036,011

Net Assets
Beginning of period	5,303,036,011	-
End of period (including undistributed net investment income of $40,082,751 and undistributed net investment income of $2,921,615, respectively)	$ 5,647,571,953	$ 5,303,036,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Stock Selector Large Cap Value

	Six months ended July 31, 2013 (Unaudited)	Period ended January 31, 2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)	.08	.02
Net realized and unrealized gain (loss) D	1.51	.71
Total from investment operations	1.59	.73
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	(.04)	-
Total distributions	(.05)	(.02)
Net asset value, end of period	$ 12.25	$ 10.71
Total Return B, C	14.88%	7.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.78% A
Expenses net of fee waivers, if any	.76% A	.78% A
Expenses net of all reductions	.76% A	.70% A
Net investment income (loss)	1.33% A	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518,188	$ 2,520,689
Portfolio turnover rate F	76% A	44% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2013 (Unaudited)	Period ended January 31, 2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.02
Net realized and unrealized gain (loss)	1.51	.71
Total from investment operations	1.60	.73
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	(.04)	-
Total distributions	(.05)	(.02)
Net asset value, end of period	$ 12.26	$ 10.71
Total Return B, C	14.99%	7.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59% A
Expenses net of fee waivers, if any	.58% A	.59% A
Expenses net of all reductions	.57% A	.51% A
Net investment income (loss)	1.51% A	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,129,384	$ 2,782,347
Portfolio turnover rate F	76% A	44% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Equity-Income Fund offers Series Equity-Income shares and Class F shares. Fidelity Series Stock Selector Large Cap Value Fund offers Series Stock Selector Large Cap Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2013, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Equity-Income Fund	$ 5,253,056,548	$ 874,977,530	$ (39,834,406)	$ 835,143,124
Fidelity Series Stock Selector Large Cap Value Fund	4,906,204,380	840,800,325	(17,918,282)	822,882,043

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Equity-Income Fund
Equity Risk
Written Options (a)	$ -	$ (283,884)
Fidelity Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts (a)	$ 1,373,977	$ 1,910,214

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received. Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

Semiannual Report

4. Derivative Instruments - continued

Options - continued

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	-	$ -
Options Opened	27,761	2,311,831
Options Exercised	-	-
Options Closed	-	-
Options Expired	-	-
Outstanding at end of period	27,761	$ 2,311,831

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Equity-Income Fund	1,365,095,890	1,392,949,899
Fidelity Series Stock Selector Large Cap Value Fund	2,070,043,200	2,509,593,321

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on Series Stock Selector Large Cap Value's relative investment performance as compared to an appropriate benchmark index. Fidelity Series Stock Selector Large Cap Value Fund's performance adjustment will not take effect until December 2013. Subsequent months will be added until the performance period includes 36 months. For the period, each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Series Stock Selector Large Cap Value Fund	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Fidelity Series Equity-Income Fund	Amount	% of Average Net Assets*
Series Equity-Income	$ 2,421,231.19
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	$ 2,405,854.19

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Equity-Income Fund	$ 28,111
Fidelity Series Stock Selector Large Cap Value Fund	59,074

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Equity-Income Fund	$ 3,514
Fidelity Series Stock Selector Large Cap Value Fund	3,513

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series Equity-Income Fund	$ 81,011	$ -	$ -
Fidelity Series Stock Selector Large Cap Value Fund	$ 113,029	$ 7,717	$ 3,855,046

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Commissions paid to brokers with whom FMR places trades on behalf of certain Funds include an amount in addition to trade execution, which is rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Series Equity-Income Fund	$ 103,804	$ 104
Fidelity Series Stock Selector Large Cap Value Fund	73,089	-

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Period ended January 31, 2013A
Fidelity Series Equity-Income Fund
From net investment income
Series Equity-Income	$ 26,076,797	$ 4,406,929
Class F	34,136,656	4,921,196
Total	$ 60,213,453	$ 9,328,125
From net realized gain
Series Equity-Income	$ 5,759,441	$ -
Class F	6,673,024	-
Total	$ 12,432,465	$ -
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$ 1,149,930	$ 3,913,471
Class F	1,864,894	4,399,121
Total	$ 3,014,824	$ 8,312,592
From net realized gain
Series Stock Selector Large Cap Value	$ 9,889,401	$ -
Class F	11,455,774	-
Total	$ 21,345,175	$ -

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2013	Period ended January 31, 2013A	Six months ended July 31, 2013	Period ended January 31, 2013A
Fidelity Series Equity-Income Fund
Series Equity-Income
Shares sold	8,873,506	244,923,244 B	$ 101,174,550	$ 2,449,276,441 B
Reinvestment of distributions	2,835,324	439,813	31,836,238	4,406,929
Shares redeemed	(20,302,326)	(9,487,619)	(226,533,971)	(98,169,070)
Net increase (decrease)	(8,593,496)	235,875,438	$ (93,523,183)	$ 2,355,514,300
Class F
Shares sold	26,820,963	263,502,861 B	$ 301,946,476	$ 2,636,943,798 B
Reinvestment of distributions	3,629,781	491,137	40,809,680	4,921,196
Shares redeemed	(9,460,324)	(3,694,500)	(107,795,497)	(37,348,817)
Net increase (decrease)	20,990,420	260,299,498	$ 234,960,659	$ 2,604,516,177
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	5,455,807	244,684,738 B	$ 62,203,531	$ 2,446,901,557 B
Reinvestment of distributions	1,001,754	389,400	11,039,331	3,913,471
Shares redeemed	(36,403,661)	(9,606,914)	(422,177,823)	(100,362,070)
Net increase (decrease)	(29,946,100)	235,467,224	$ (348,934,961)	$ 2,350,452,958
Class F
Shares sold	21,211,371	263,241,693 B	$ 239,284,863	$ 2,634,811,908 B
Reinvestment of distributions	1,208,772	437,723	13,320,668	4,399,121
Shares redeemed	(27,118,606)	(3,815,418)	(320,387,553)	(38,907,019)
Net increase (decrease)	(4,698,463)	259,863,998	$ (67,782,022)	$ 2,600,304,010

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

B Amount includes in-kind exchanges.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Equity-Income Fund

Fidelity Series Stock Selector Large Cap Value Fund

At its July 2013 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to each fund's management contract (Advisory Contract) to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. In reaching its determination to approve the amendment to the Advisory Contracts, the Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

The Board noted that the amendment to each fund's Advisory Contract involves no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature and level of services provided to the fund; (iii) the individual fee rate, group fee rate schedules, or maximum group fee rate to be paid by the fund; or (iv) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board considered that it approved each fund's Advisory Contract with an initial two-year term prior to its commencement of operations in December 2012.

In connection with its consideration of future renewals of each fund's Advisory Contract, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the amendment to each fund's Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL
Fidelity Series Equity-Income Fund

State Street Bank & Trust Company

Quincy, MA
Fidelity Series Stock Selector Large Cap Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EDT-LDT-SANN-0913
1.956974.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 23 , 2013